Class A and Class B shares                             Registration No. 33-12911
As filed on June 25, 1998                              Registration No. 811-5075

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 26
                                     and/or


               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                Amendment No. 28
                        (Check appropriate box or boxes)


                              THE AAL MUTUAL FUNDS
               (Exact name of registrant as specified in charter)

                              222 West College Ave.
                         Appleton, Wisconsin 54919-0007
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (414)734-5721
                                 Robert G. Same
                                    Secretary
                              The AAL Mutual Funds
                             222 West College Avenue
                             Appleton, WI 54919-0007
                     (Name and Address of Agent for Service)

Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box):


o immediately upon filing pursuant to paragraph (b) of Rule 485 X on July 1, 1998, pursuant to paragraph (b) of Rule 485
o  60 days after filing  pursuant to paragraph (a)(1) of Rule 485
o  on _______________,  pursuant to paragraph (a)(1) of Rule 485
o  75 days after filing pursuant to paragraph (a)(2) of Rule 485

==========================================

Registrant has previously registered an indefinite number of its shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed under Rule 24f-2 on June 24, 1997.

==========================================
                           Page 1 of pages ___.
                           Exhibit index is located at Page

CROSS REFERENCE SHEET FOR
The AAL Mutual Funds
Class A and Class B shares

N-1A Item No.                                                                 Location
PART A
     Item  1    Cover Page                                                    Cover Page
     Item  2    Synopsis                                                      Prospectus Summary
     Item  3    Financial Highlights                                          The Funds' Financial Highlights
     Item  4    General Description of Registrant                             Cover Page; Prospectus Summary and the Funds'
                                                                                Investment Objectives and Investment Policies
     Item  5    Management of the Fund                                        Board of Trustees; and Management of the Trust
     Item  5A   Management's Discussion of Fund Performance                   Annual Report
     Item  6    Capital Stock and Other Securities                            Organization and Description of Shares
     Item  7    Purchase of Securities Being Offered                          Buying Class A and Class B Shares in the Funds;
                                                                                Dividends, Distributions and Taxes; and Organization
                                                                                and Description of Shares
     Item  8    Redemption or Repurchase                                      Selling (Redeeming) Your Class A and Class B Shares
     Item  9    Pending Legal Proceedings                                     Not Applicable
    PART B
     Item  10   Cover Page                                                    Cover Page
     Item  11   Table of Contents                                             Table of Contents
     Item  12   General Information and History                               Not Applicable
     Item  13   Investment Objectives and Policies                            Investment Objectives and Investment Policies;
                                                                                Additional Investment Factors and Risks Regarding
                                                                                the Funds; and Investment Restrictions
     Item  14   Management of the Funds                                       Investment Advisory Services; Distributor; and
                                                                                Distribution Plan
     Item  15   Control Persons and Principal Holders of Securities           Investment Advisory Services
     Item  16   Investment Advisory and Other Services                        Investment Advisory Services; Distributor; and
                                                                                Distribution Plan
     Item  17   Brokerage Allocation                                          Portfolio Transactions
     Item  18   Capital Stock and Other Securities                            General
     Item  19   Purchase, Redemption and Pricing of Securities Being
                  Offered  Purchases and Redemptions; Pricing Considerations
     Item  20   Tax Status                                                    Tax Status, Dividends and
                                                                              Distributions
     Item  21   Underwriters                                                  Distributor
     Item  22   Calculation of Performance Data                               Calculation of Yield and Total Return
     Item  23   Financial Statements                                          Financial Statements
    PART C

     Item 24 Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration
               Statement

                              THE AAL MUTUAL FUNDS

                                   PROSPECTUS

                           Class A and Class B Shares


                                  July 1, 1998


THE AAL MUTUAL FUNDS (the "Funds") are a series of separate mutual fund portfolios within a single Trust, each with a specific investment objective. The Funds offer investment opportunities to eligible Lutherans (including their families and their enterprises) and to members and employees of Aid Association for Lutherans ("AAL"). This prospectus describes Class A and Class B shares for the following Funds:

Equity-Oriented Funds
--------------------------------------------------------------------------------

THE AAL SMALL CAP STOCK FUND
Investing in Small Company Stocks

THE AAL MID CAP STOCK FUND
Investing in Mid-Sized Company Stocks

THE AAL INTERNATIONAL FUND
Investing in Foreign Stocks

THE AAL CAPITAL GROWTH FUND
Investing in Large Company Stocks

THE AAL EQUITY INCOME FUND
Investing in Income-Producing Equity Securities

THE AAL BALANCED FUND
Investing in Stocks, Bonds and Money Market Instruments


Income-Oriented Funds
--------------------------------------------------------------------------------

THE AAL HIGH YIELD BOND FUND
Investing in Below Investment Grade Bonds

The AAL High Yield Bond Fund invests primarily in lower-rated bonds, commonly known as "junk bonds." Junk bonds are subject to greater loss of principal and interest. You should carefully assess the risks associated with an investment in this Fund. See "The AAL High Yield Bond Fund - Investment Factors and the Risks Involved."


THE AAL MUNICIPAL BOND FUND
Investing in Investment Grade Municipal Bonds


THE AAL BOND FUND
Investing in Investment Grade Bonds

THE AAL MONEY MARKET FUND
Investing in Money Market Instruments
The U.S. government neither insures nor guarantees your investment in The AAL Money Market Fund. Also, we (The AAL Mutual Funds) do not give you any assurance that we will be able to maintain a net asset value of $1.00 per share for the Fund.


The prospectus sets forth concisely the information about the Fund's Class A and Class B shares that you ought to know before investing. Read it carefully and keep it for future reference. You can find more detailed information, including investment policies, techniques, restrictions and the risks associated with them, in the Statement of Additional Information ("SAI"), dated July 1, 1998. The SAI has been filed with the Securities and Exchange Commission ("SEC"). The SAI, along with the most recent AAL Mutual Funds Annual Report are incorporated in this prospectus by reference (which means that it is legally considered part of this prospectus even though you will not find it printed here). You can obtain a copy of the SAI and a copy of the annual report free by calling
800-553-6319 or writing The AAL Mutual Funds at 222 West College Avenue, Appleton, Wisconsin 54919-0007. The Telecommunications Device for the Deaf ("TDD") number is 800-684-3416. Institutional shares for the series in this prospectus are described in a separate prospectus. In addition, The AAL U.S.
Government Zero Coupon Target Funds, Series 2001 and 2006 are described in a separate prospectus and are closed to additional investments.


LIKE ALL MUTUAL FUND SHARES, NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAVE APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents                                                          Page

Prospectus Summary
Reading the Prospectus
         The AAL Small Cap Stock Fund
         Expense Summaries and Example
         Financial Highlights
The AAL Mid Cap Stock Fund
         Expense Summaries and Example
         Financial Highlights
The AAL International Fund
         Expense Summaries and Example
         Financial Highlights
The AAL Capital Growth Fund
         Expense Summaries and Example
         Financial Highlights
The AAL Equity Income Fund
         Expense Summaries and Example
         Financial Highlights

The AAL Balanced Fund
         Expense Summaries and Example
         Financial Highlights

The AAL High Yield Bond Fund
         Expense Summaries and Example
         Financial Highlights
The AAL Municipal Bond Fund
         Expense Summaries and Example
         Financial Highlights
The AAL Bond Fund
         Expense Summaries and Example
         Financial Highlights
The AAL Money Market Fund
         Expense Summaries and Example
         Financial Highlights
Additional  Investment  Factors and Risks Regarding the Funds
Risks of Investing in Foreign Securities
Investment  Restrictions
Board of Trustees
Management of the Trust
Buying Class A and Class B Shares in the Funds
Additional  Information about Buying Shares
Selling  (Redeeming)  Your Shares
Closing  Small  Accounts
Reinstatement  Privilege
Exchange  Privilege
Net Asset Value (NAV)
Dividends, Distributions and Taxes
Shareholder  Maintenance Agreement
Yield and Performance Information
Transfer Agent, Custodians and
 Independent Accountants
Organization and Description of Shares
Asset Allocation
Questions
Glossary of Important Terms
Appendix: Securities Ratings

Prospectus Summary

ORGANIZATION OF THE AAL MUTUAL FUNDS


AAL Capital Management Corporation ("AAL CMC"), which is a Delaware corporation organized in 1986, is the investment adviser ("Adviser") and Distributor ("Distributor") for the Funds. As the Adviser, AAL CMC makes the investment decisions for the Funds. As the Distributor, AAL CMC sells the Fund's shares to investors. As of June 5, 1998, AAL CMC managed over $5.2 billion for the Funds.

AAL owns the outstanding stock in AAL CMC by holding the stock of AAL Holdings, Inc. which holds all of the outstanding stock of CMC. AAL is a non-profit, non-stock membership organization, licensed to do business as a fraternal benefit society. AAL has a mission of bringing Lutherans and their families together to pursue quality living through financial security, volunteer action and help for others. AAL has over 1.7 million members and is one of the world's largest fraternal benefit societies in terms of assets and life insurance in force. AAL ranks in the top two percent of all life insurers in the U.S. in terms of ordinary life insurance (nearly $82 billion in force). AAL offers life, health and disability income insurance and fixed and variable annuities to its members. Members belong to one of over 9,750 local AAL branches throughout the U.S.


READING THE PROSPECTUS

References to "you" and "your" in the prospectus refer to prospective investors or shareholders. References to "we," "us" or "our" refer to the Trust or the Funds and Fund management (the Adviser (and/or Sub-Adviser for The AAL International Fund), Distributor, Administrator, Transfer Agent and Custodians) generally.

We have placed a glossary defining important terms at the end of this prospectus. If you are unsure of the meaning of any term in the prospectus, please check the glossary. We also have an Appendix to the prospectus that describes the Nationally Recognized Statistical Rating Organizations ("NRSROs") and their ratings for bonds and other debt and money market instruments. If you are unsure of a rating as described in the prospectus, please refer to the Appendix.

THE FUNDS

In the prospectus, we provide you with information on: the investment objectives, policies and risks of investing in the Funds, how to buy and sell Class A and Class B shares, management and services provided to the Funds and other information. For more information on the Funds' risks, please remember to read "Additional Investment Factors and Risks Involved" after reading the separate Fund descriptions. The table on page three summarizes the Funds available for your investment.

This prospectus describes two share classes, Class A shares and Class B shares. You pay a sales charge immediately when you purchase Class A shares (front-end sales charge). You pay a sales charge when you redeem Class B shares held for less than five years (contingent deferred sales charge). In addition, you pay higher "12b-1 fees" for Class B shares than Class A shares. 12b-1 fees are ongoing asset based fees that we charge pursuant to a plan to cover the costs of certain activities related to the distribution and service of the Funds' shares.

We also offer an institutional class of shares ("Institutional shares"). They are described in a separate prospectus. Institutional shares are for Lutheran organizations or enterprises with the minimum initial investment in the Funds of $500,000. We designed Institutional shares to give Lutheran organizations and enterprises (non-natural persons) or financial institutions acting in a fiduciary or agency capacity for them a convenient means of accumulating an interest in The AAL Mutual Funds. Lutheran organizations or enterprises that invest in Institutional shares purchase shares at net asset value. They neither pay initial sales charges, redemption fees nor "12b-1 distribution or service fees." The performance of Class A, Class B and Institutional shares will vary based on differences in sales charges and fees. For more information on the Funds' Institutional shares and a prospectus, you may call the Mutual Funds Service Center at 800-553-6319.

Whether you should purchase Class A or Class B shares depends on how long you intend to own the shares and the size of your investment. If you intend to own shares for more than five years and plan to invest less than $100,000, you should consider Class B shares. If you may redeem shares in less than five years or invest $100,000 or more, you should consider Class A shares. The following table shows some of the differences between Class A and Class B shares:

CLASS A SHARES                                                   CLASS B SHARES
----------------                                                 ----------------
Maximum 4% front-end sales charge                                No front-end sales charge
No contingent  deferred sales charge                             Maximum 5% contingent deferred sales charge
Lower annual expenses,  which includes 12b-1 fees,               Higher annual expenses, which includes 12b-1 fees,
  than Class B shares                                              than Class A shares
No conversion to Class B shares                                  Automatic conversion to Class A shares after 5 years
---------------------------------------------------------------------------------------------------------------------------

                                   PRIMARY                       PRIMARY                       PRIMARY
                                   OBJECTIVE                     INVESTMENTS                   RISKS*

THE AAL SMALL CAP STOCK FUND       Long-Term Capital             Small Company Stocks          Financial and Market
                                   Growth

THE AAL MID CAP STOCK FUND         Long-Term Capital             Mid-Sized Company             Financial and Market
                                   Growth                        Stocks

THE AAL INTERNATIONAL FUND         Long-Term Capital             Foreign Stocks                Financial, Market and
                                   Growth
Foreign Investment

THE AAL CAPITAL GROWTH FUND        Long-Term Capital             Large Company Stocks          Financial and Market
                                   Growth

THE AAL EQUITY INCOME FUND         Current Income, Long-         Income-Producing              Financial, Market and
(formerly known as The AAL         Term Income Growth            Securities                    Interest Rate
Utilities Fund)                    and Capital Growth

THE AAL BALANCED FUND              Long-Term Total               Stocks, Bonds and             Financial, Market,
                                   Return                        Money Market                  Interest Rate and Credit
                                                                 Instruments

THE AAL HIGH YIELD BOND FUND       High Current Income           Below Investment              Interest Rate, Credit and
                                   Secondarily Capital           Grade Bonds                   Market
                                   Growth

THE AAL MUNICIPAL BOND FUND        Current Income                Investment Grade              Interest Rate and Credit
                                   Exempt from Federal           Municipal Bonds
                                   Taxes Consistent with
                                   Capital Preservation

THE AAL BOND FUND                  Current Income                Investment Grade Bonds        Interest Rate and Credit
                                   Consistent with Capital
                                   Preservation

THE AAL MONEY MARKET FUND          Current Income                Money Market                  Interest Rate and Credit
                                   Consistent with Liquidity     Instruments
                                   and Capital Preservation

                        *YOUR GUIDE TO RISK DISCLOSURE
                           Credit Risk                 Pages
                           Financial Risk.             Pages
                           Foreign Investment Risk     Page
                           Interest Rate Risk          Pages
                           Market Risk                 Pages




The AAL Small Cap Stock Fund

INVESTMENT OBJECTIVE

The AAL Small Cap Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks, and securities convertible into common stocks, of small companies. By small companies we mean those with market capitalizations of less than $1 billion.

INVESTMENT POLICIES


Under normal circumstances, we invest at least 65% of the Fund's total assets in stocks, not including convertible securities, of small companies. Generally, we focus on companies with market capitalizations ranging from $30 million to $600 million. Small companies tend to be substantially less-seasoned than companies listed in the Standard & Poor's ("S&P(R)") 500 ("S&P 500") or the S&P(R) MidCap 400 Index. Small-cap companies trade in the over-the-counter market as well as on U.S. securities exchanges.

We may invest the remaining 35% of the Fund's total assets in any combination of additional small-cap stocks, larger-capitalization stocks and securities convertible into such stocks. We look for small companies (including companies initially offering their stocks to the public) that, in our opinion:


1) are in their early stages of development or positioned in new and emerging industries;
2) have an opportunity for rapid growth;
3) have capable management; and
4) are financially sound.


Generally, the investing public does not know as much about or follow the stocks of small-companies as compared to stocks of larger companies. As a result, small company stocks may provide greater opportunities for long-term capital growth as a result of the relative inefficiencies in the marketplace.


We tend to sell the stocks of companies when we think that other investments offer better opportunities. This tendency may, from time to time, cause the Fund to have short-term gains or losses.

ANNUAL ADVISORY FEE

 .    0.75 of 1% on the first $200 million
 .    0.65 of 1% on average daily net assets over $200 million

PORTFOLIO MANAGER

Kevin Schmitting, CFA, has managed the day-to-day Fund investments since its inception on July 1, 1996. Mr. Schmitting also managed The AAL Mid Cap Stock Fund from November 1, 1995, through March 17, 1997. Prior to November 1, 1995, Mr. Schmitting served as investment director and in other investment capacities for the State of Wisconsin Investment Board beginning in 1984 through October 1995.

INVESTMENT FACTORS AND RISKS INVOLVED

Financial Risk

Small, less-established companies may have relatively lower revenues, limited product lines, lack of management depth and a lower share of the market for their products or services than larger companies. Stocks of these companies present a greater risk of losing value than stocks of larger, more established companies.

Market Risk

Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. Historically, small capitalization stocks have experienced more price volatility than mid-size and large capitalization stocks. Some of the reasons they have greater volatility include: 1) less certain growth prospects of small firms; 2) lower degree of liquidity in the markets for such stocks; and 3) greater sensitivity of small companies to changing economic conditions. As a result, the value of the Fund's investments tends to increase and decrease substantially more than the stock market in general, as measured by the S&P 500(R). You could lose money investing in the Fund.

EXPENSE SUMMARIES AND EXAMPLE

The following expense summaries and example should assist you in understanding the various recurring and non-recurring costs and expenses you may directly or indirectly incur with your investment in The AAL Small Cap Stock Fund.

Shareholder Transaction Expenses

Shareholder transaction expenses are charges you pay when you buy or sell shares of the Fund. For Class A shares, we based expenses on the maximum 4% sales charge, which is reduced on purchases of $25,000 or more. For Class B shares, we based expenses on the maximum 5% contingent deferred sales charge, which is reduced by 1% for each year owned.

SHAREHOLDER                             CLASS          CLASS
TRANSACTION EXPENSES                    A              B

Maximum sales charge imposed
on purchases (as a percentage
of offering price)                      4%             None

Maximum sales charge imposed
on reinvested dividends (as a
percentage of net asset value)          None           None

Maximum deferred sales charge
(as a percentage of net
asset value)                            None           5%

Redemption fee (The Funds
currently charge $12.00 for
each wire redemption.)                  None           None

Exchange fee                            None           None

 Annual Fund Operating Expenses


The following table reflects annual operating expenses paid by the Fund. Annual operating expenses include a management fee paid to the Adviser, 12b-1distribution and service fees and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports. Operating expenses are expressed as a percentage of average net assets for the fiscal year ended April 30, 1998.


ANNUAL FUND OPERATING
EXPENSES (AS A PERCENTAGE               CLASS          CLASS
OF AVERAGE NET ASSETS)                  A              B


Management fee                          0.75%          0.75%
12b-1 distribution
and service fees                        0.25%          1.00%

Other expenses                          0.71%          0.85%

TOTAL FUND OPERATING
EXPENSES                                1.71%          2.60%


EXPENSE EXAMPLE

The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with an annual return of 5% compounded annually, in each class, for the years shown.

EXPENSE             CLASS               CLASS          CLASS B NO
EXAMPLE             A                   B              REDEMPTION


After 1 year        $57                 $77            $27
After 3 years       $93                 $112           $82
After 5 years       $131                $140           $140
After 10 years      $237                N/A*           N/A*


* Class B shares convert into Class A shares after five years.

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

FINANCIAL HIGHLIGHTS


The financial highlights table covers The AAL Small Cap Stock Fund for the periods shown. The information presented is based on a share of beneficial interest outstanding throughout the applicable period. You should read the table in conjunction with the Fund's financial statements and related notes, all of which have been audited by the Fund's independent accountants, Price Waterhouse LLP. At your request, we will provide you, without charge, a copy of The AAL Mutual Funds Annual Report, dated April 30, 1998, containing these financial statements and a more detailed discussion and analysis of the Fund's performance.



                     INCOME FROM INVESTMENT                             LESS DISTRIBUTIONS
                     OPERATIONS

Share Class          NAV:     Net        Net          Total from   Dividends     Distribution      Total
and Periods          Start    Investment Realized     Investment   from Net      from Net          Dividends
                     of       Income     and Un-      Operations   Investment    Realized          and
                     Period   (Loss)     realized                  Income        Gain on           Distributions
                                         Gain(Loss)                              on Investments

Class A shares
Period from
01-Jul-96 to
30-Apr-97            $10.00   -$0.055    $0.162       $0.107       $0.000        -$0.267           -$0.267
Year ended
30-Apr-98              9.84    -0.101     4.726        4.625        0.000         -0.625            -0.625


Class B shares

Period from
08-Jan-97 to
30-Apr-97            $11.17   -$0.032    -$1.328      -$1.360      $0.000        $0.000            $0.000
Year ended
30-Apr-98             9.81     -0.158      4.667        4.509       0.000        -0.589            -0.589




                                                             SUPPLEMENTAL DATA
                                                             AND RATIOS

                     NAV:     Total      Net Assets          Ratio of            Ratio of          Portfolio       Average
                     End of   Return     at End of           Net                 Net               Turnover        Commission
                     Period   for        Period              Operating           Investment        Rate            Paid per
                              Period                         Expenses            Income(Loss)                      Share
                              (1)                            to Average          to Average
                                                             Net Assets*         Net Assets*
                                                             (2)                 (2)


Class A shares

Period from
01-Jul-96 to
30-Apr-97            $9.84    -0.78%     $ 44,487,852        2.06%               -1.20%            138.50%         $0.0590
Year ended
30-Apr-98            13.84    47.97%      120,285,342        1.71%               -1.05%            105.60%          0.0570


Class B shares

Period from
08-Jan-97 to
30-Apr-97            $9.81    -12.18%    $ 3,394,082         3.20%               -2.39%            138.50%         $0.0590
Year ended
30-Apr-98            13.73     46.86%     14,389,944         2.60%               -1.94%            105.60%          0.0570




* If the Fund had paid all of its expenses for Class A and Class B shares, the ratios would be as follows:

Class A shares - Ratio of net operating expenses to average net assets (2):  2.06% and 1.71%.
Class B shares - Ratio of net operating expenses to average net assets (2):  3.21% and 2.60%.
Class A shares - Ratio of net investment income (loss) to average net assets (2):  (1.20)% and (1.05)%.
Class B shares - Ratio of net investment income (loss) to average net assets (2):   (2.40)% and (1.94)%.

(1) Total return assumes reinvestment of all dividends and distributions but does not reflect any deductions for sales charges. The aggregate (not annualized) total return is shown for periods less than one year.

(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.





The AAL Mid Cap Stock Fund

INVESTMENT OBJECTIVE

The AAL Mid Cap Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks, and securities convertible into common stocks, of mid-sized companies. By mid-sized companies, we mean those with market capitalizations ranging from $100 million to $5 billion.

INVESTMENT POLICIES

Under normal circumstances, we invest at least 65% of the fund's total assets in stocks, not including convertible securities, of mid-sized companies. Generally, we focus on companies with market capitalizations ranging from $400 million to $3.5 billion. Mid-sized companies tend to be smaller and less seasoned than companies listed in the S&P 500(R). These companies may trade in the over-the-counter market as well as on U.S. national securities exchanges.


We may invest the remaining 35% of the Fund's total assets in any combination of
additional   mid-cap   stocks,   larger-capitalization   stocks  and  securities
convertible into such stocks.


We look for mid-sized companies (including companies initially offering their stocks to the public) that, in our opinion:

1) have prospects for growth in their sales and earnings;

2) are in an industry with a good economic outlook;

3) have higher quality management and more management depth than small companies; and

4) have a strong financial position.

We usually pick companies in the middle stages of their development. These companies tend to have established a record of profitability and possess a new technology, unique product or market niche.

We tend to sell stocks of companies when we think other investments offer better opportunities. Due to this policy, the Fund may from time to time have short-term gains or losses.

 ANNUAL ADVISORY FEE

 .    0.75 of 1% on the first $200 million
 .    0.65 of 1% on average daily net assets over $200 million

 PORTFOLIO MANAGER

Michael R. Hochholzer, CFA, has managed the day-to-day Fund investments since March 1997. Prior to managing the Fund, Mr. Hochholzer served as a securities analyst and portfolio manager for Aid Association for Lutherans, the parent company of AAL Capital Management Corporation from 1989.

INVESTMENT FACTORS AND RISKS INVOLVED

Financial Risk

Stocks of mid-sized companies may present a greater risk of losing value than stocks of larger, more established companies, but may present less risk than stocks of smaller companies. Mid-sized companies tend to have relatively smaller revenues, narrower product lines, less management depth and smaller shares of the market for their products or services than large companies.

Market Risk

Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. Due to the tendency for mid cap stocks to have less liquidity in the market than large company stocks, the value of the Fund's investments might increase and decrease more than the stock market in general, as measured by the S&P 500(R). You could lose money investing in the Fund.

EXPENSE SUMMARIES AND EXAMPLE

The following expense summaries and example should assist you in understanding the various recurring and non-recurring costs and expenses you may directly or indirectly incur with your investment in The AAL Mid Cap Stock Fund.

Shareholder Transaction Expenses

Shareholder transaction expenses are charges you pay when you buy or sell shares of the Fund. For Class A shares, we based expenses on the maximum 4% sales charge, which is reduced on purchases of $25,000 or more. For Class B shares, we based expenses on the maximum 5% contingent deferred sales charge, which is reduced by 1% for each year owned.

SHAREHOLDER                             CLASS          CLASS
TRANSACTION EXPENSES                    A              B

Maximum sales charge imposed
on purchases (as a percentage
of offering price)                      4%             None

Maximum sales charge imposed
on reinvested dividends (as a
percentage of net asset value)          None           None

Maximum deferred sales charge
(as a percentage of net asset
value)                                  None           5%

Redemption fee (The Funds
currently charge $12.00 for
each wire redemption.)                  None           None

Exchange fee                            None           None

Annual Fund Operating Expenses


The following table reflects annual operating expenses paid by the Fund. Annual operating expenses include a management fee paid to the Adviser, 12b-1 distribution and service fees and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports. Operating expenses are expressed as a percentage of average net assets for the fiscal year ended April 30, 1998.


ANNUAL FUND OPERATING
EXPENSES (AS A PERCENTAGE               CLASS          CLASS
OF AVERAGE NET ASSETS)                  A              B


Management fee                          0.68%          0.68%
12b-1 distribution
and service fees                        0.25%          1.00%
Other expenses                          0.37%          0.65%

TOTAL FUND

OPERATING EXPENSES                      1.30%          2.33%


EXPENSE EXAMPLE

The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with an annual return of 5% compounded annually, in each class, for the years shown.

EXPENSE                  CLASS          CLASS          CLASS B NO
EXAMPLE                  A              B              REDEMPTION


After 1 year             $53            $74            $24
After 3 years            $80            $104           $74
After 5 years            $110           $126           $126
After 10 years           $193           N/A*           N/A*


* Class B shares convert into Class A shares after five years.

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

FINANCIAL HIGHLIGHTS


The financial highlights table covers The AAL Mid Cap Stock Fund for the periods shown. The information presented is based on a share of beneficial interest outstanding throughout the applicable period. You should read the table in conjunction with the Fund's financial statements and related notes, all of which have been audited by the Fund's independent accountants, Price Waterhouse LLP. At your request, we will provide you, without charge, a copy of The AAL Mutual Funds Annual Report, dated April 30, 1998, containing these financial statements and a more detailed discussion and analysis of the Fund's performance.



                     INCOME FROM INVESTMENT                             LESS DISTRIBUTIONS
                     OPERATIONS

Share Class          NAV:     Net        Net          Total from   Dividends     Distribution      Total
and Periods          Start    Investment Realized     Investment   from Net      from Net          Dividends
                     of       Income     and Un-      Operations   Investment    Realized          and
                     Period   (Loss)     realized                  Income        Gain on           Distributions
                                         Gain(Loss)                              on Investments

Class A shares
Period from
30-Jun-93 to
30-Apr-94            $10.00   -$0.044    $0.424       $0.380       $0.000        $0.000            $0.000
Years ended
30-Apr-95             10.38    -0.054     0.594        0.540        0.000         0.000             0.000
30-Apr-96             10.92    -0.100     6.290        6.190        0.000         0.000             0.000
30-Apr-97             17.11    -0.119    -1.628       -1.747        0.000        -2.653            -2.653
30-Apr-98             12.71    -0.037     4.743        4.706        0.000        -1.486            -1.486


Class B shares

Period from
08-Jan-97 to
30-Apr-97            $13.67   -$0.026    -$0.954      -$0.980      $0.000        $0.000            $0.000
Year ended
30-Apr-98             12.69    -0.123      4.656        4.533       0.000        -1.443            -1.443




                                                             SUPPLEMENTAL DATA
                                                             AND RATIOS

                     NAV:     Total      Net Assets          Ratio of            Ratio of          Portfolio       Average
                     End of   Return     at End of           Net                 Net               Turnover        Commission
                     Period   for        Period              Operating           Investment        Rate            Paid per
                              Period                         Expenses            Income(Loss)                      Share
                              (1)                            to Average          to Average
                                                             Net Assets*         Net Assets*
                                                             (2)                 (2)


Class A shares

Period from
30-Jun-93 to
30-Apr-94            $10.38    3.80%     $142,529,469        1.72%               -1.14%             55.49%         $
Years ended
30-Apr-95             10.92    5.20%       20,792,070        1.54%               -0.77%             88.18%
30-Apr-96             17.11   56.59%      424,974,829        1.39%               -0.82%             90.14%         0.0550
30-Apr-97             12.71  -11.08%      461,732,660        1.35%               -0.94%            112.60%         0.0600
30-Apr-98             15.93   38.73%      671,479,580        1.30%               -0.27%            104.73%         0.0600


Class B shares

Period from
08-Jan-97 to
30-Apr-97            $12.69   -7.17%     $ 3,270,870         2.29%               -1.41%            112.60%         $0.0600
Year ended
30-Apr-98             15.78   37.41%      13,555,367         2.33%               -1.30%            104.73%          0.0600




* If the Fund had paid all of its expenses for Class A and Class B shares, the ratios would be as follows:

Class A shares - Ratio of net operating expenses to average net assets(2):  1.73%, 1.54%, 1.39%, 1.35%, and 1.30%.
Class B shares - Ratio of net operating expenses to average net assets (2):  2.29% and 2.33%.
Class A shares - Ratio of net investment income (Loss) to average net assets (2):  (1.14)%, (0.77)%, (0.82)%, (0.94)% and (0.27)%.
Class B shares - Ratio of net investment income (loss) to average net assets (2):  (1.41)% and (1.30)%.

(1) Total return assumes reinvestment of all dividends and distributions but does not reflect any deductions for sales charges. The aggregate (not annualized) total return is shown for periods less than one year.

(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.





The AAL International Fund

INVESTMENT OBJECTIVE


The Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

INVESTMENT POLICIES

Under normal circumstances, we invest at least 65% of the fund's total assets in foreign stocks primarily traded in at least three countries, not including the United States. We may not invest more than 25% of the Fund's assets in any one country. We do not have any other limitations on how much of its assets it may invest in securities primarily traded in any one country.

We focus on stocks primarily trading in the United Kingdom, Western Europe, Australia, Far East, Latin America and Canada. Many of these markets are mature, while others are emerging (for example, Indonesia and Argentina). We do not have any limits on the extent to which we can invest in either mature or emerging markets. We may invest up to 100% of the Fund's total assets in emerging markets. We have listed the countries and their classifications as mature or emerging in the Statement of Additional Information. From time to time, we may invest in securities trading in other countries not listed here or in the Statement of Additional Information.

Typically, we consider an issuer as domiciled in a particular country if it:

1)   is incorporated under the laws of that country;


2)   has at least 50% of the value of its assets located in that country; or


3) derives at least 50% of its income from operations or sales in that country.

For issuers that do not meet the above domicile criterion, we make a good-faith determination based on such factors as the location of issuer's assets, personnel, sales and earnings.

We may invest the remaining 35% of the Fund's total assets in: additional foreign stocks; U.S. stocks; structured notes and/or preferred stocks; and up to 20% of the Fund's total assets in U.S. and foreign bonds and other debt obligations, including lower-rated debt, commonly referred to as "junk bonds" (i.e., securities rated BB or lower by S&P or Ba or lower by Moody's Investor Services, Inc. ("Moody's")) and unrated securities.

We do not place any restrictions on the debt ratings of securities acquired or the portion of the Fund's assets we may invest in a particular rating category for the Fund.

Pending the investment of cash from new sales or to meet ordinary daily cash needs, we may hold cash temporarily (U.S. dollars, foreign currencies or multinational foreign currency units) for the Fund. We may invest any portion of the Fund's total assets in money market instruments.

ANNUAL ADVISORY FEE

 .    0.80 of 1% on average daily net assets

ANNUAL SUB-ADVISORY FEE

 .    0.55 of 1% on average daily net assets (payable from the 0.80% Annual
     Advisory Fee paid to the Adviser)

SUB-ADVISER

We have hired a sub-adviser ("Sub-Adviser"), Societe Generale Asset Management Corp. ("SoGen"), who, under our direction and control, makes the day-to-day investment decisions for the Fund. SoGen, 1221 Avenue of the Americas, New York, NY 10020, is a registered investment adviser that is indirectly owned by Societe Generale, one of France's largest banks. Under the Sub-Advisory Agreement, the Sub-Adviser for the Fund, subject to our (the Adviser and Board of Trustees for the Fund) direction and control determines which securities to purchase and sell for the Fund, arranges the purchases and sales for the Fund, and renders other assistance to us in formulating and implementing the investment program for the Fund.

PORTFOLIO MANAGER

Jean-Marie Eveillard has managed the day-to-day Fund investments since its inception on August 1, 1995. Mr. Eveillard has served as SoGen's President and Director since April 1990.

INVESTMENT FACTORS AND RISKS INVOLVED

Foreign Investment Risk

In addition to the risks of investing in stocks of different sized companies, as highlighted in our other stock fund offerings (financial and market risks), investors face particular risks associated with foreign investing. Foreign investment risks include currency, liquidity, political, economic and market risks, as well as risks associated with governmental regulation and non-uniform corporate disclosure standards. We may invest from 0% to 100% of the Fund's net assets in emerging growth countries, which may entail more risk than investing in mature countries. The greater the percentage of net assets the Fund invests in emerging countries, the greater the risks to your investment. You may lose money investing in this Fund.

EXPENSE SUMMARIES AND EXAMPLE

The following expense summaries and example should assist you in understanding the various recurring and non-recurring costs and expenses you may directly or indirectly incur with your investment in The AAL International Fund.

SHAREHOLDER TRANSACTION EXPENSES

Shareholder transaction expenses are charges you pay when you buy, sell or hold shares of the Fund. For Class A shares, we based expenses on the maximum 4% sales charge, which is reduced on purchases of $25,000 or more. For Class B shares, we based expenses on the maximum 5% contingent deferred sales charge, which is reduced by 1% for each year owned.

SHAREHOLDER                             CLASS          CLASS
TRANSACTION EXPENSE                     A              B

Maximum sales charge imposed
on purchases (as a percentage
of offering price)                      4%             None

Maximum sales charge imposed
on reinvested dividends (as a
percentage of net asset value)          None           None

Maximum deferred sales charge
(as a percentage of net asset
value)                                  None           5%

Redemption fee (The Funds
currently charge $12.00 for
each wire redemption.)                  None           None

Exchange fee                            None           None

ANNUAL FUND OPERATING EXPENSES


The following table reflects annual operating expenses paid by the Fund. Annual operating expenses include a management fee paid to the Adviser, 12b-1 distribution and service fees and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports. Operating expenses are expressed as a percentage of the Fund's average net assets for the fiscal year ended April 30, 1998. On December 1, 1997, we reduced the advisory fee for this Fund.


ANNUAL FUND OPERATING
EXPENSES (AS A PERCENTAGE               CLASS          CLASS
OF AVERAGE NET ASSETS)                  A              B


Management fee                          0.80%          0.80%
12b-1 distribution
and service fees                        0.25%          1.00%

Other expenses                          0.86%          1.10%

TOTAL FUND OPERATING

EXPENSES                                1.91%          2.90%


EXPENSE EXAMPLE

The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with an annual return of 5% compounded annually, in each class, for the years shown.

EXPENSE                  CLASS          CLASS          CLASS B NO
EXAMPLE                  A              B              REDEMPTION


After 1 year             $59            $80            $30
After 3 years            $98            $121           $91
After 5 years            $141           $154           $154
After 10 years           $258           N/A*           N/A*


*Class B shares convert into Class A shares after five years.

You should use the expense example for comparison purposes only. It does not represent the fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

FINANCIAL HIGHLIGHTS


The financial highlights table covers The AAL International Fund for the periods shown. The information presented is based on a share of beneficial interest outstanding throughout the applicable period. You should read the table in conjunction with the fund's financial statements and related notes, all of which have been audited by the Fund's independent accountants, Price Waterhouse LLP. At your request, we will provide you, without charge, a copy of The AAL Mutual Funds Annual Report, dated April 30, 1998, containing these financial statements and a more detailed discussion and analysis of the Fund's performance.



                     INCOME FROM INVESTMENT                             LESS DISTRIBUTIONS
                     OPERATIONS

Share Class          NAV:     Net        Net          Total from   Dividends     Distribution      Total
and Periods          Start    Investment Realized     Investment   from Net      from Net          Dividends
                     of       Income     and Un-      Operations   Investment    Realized          and
                     Period   (Loss)     realized                  Income        Gain on           Distributions
                                         Gain(Loss)                              on Investments

Class A shares
Period from
01-Aug-95 to
30-Apr-96            $10.00   $0.046     $1.058       $1.104       -$0.024       $0.000            -$0.024
Years ended
30-Apr-97             11.08    0.005      0.680        0.685        -0.335       -0.060            -0.395
30-Apr-98             11.37    0.168      0.564        0.732        -0.375       -0.577            -0.952


Class B shares

Period from
08-Jan-97 to
30-Apr-97            $10.98   $0.000     $0.360       $0.360       $0.000        $0.000            $0.000
Year ended
30-Apr-98             11.34    0.126      0.494        0.620       -0.333        -0.577            -0.910




                                                             SUPPLEMENTAL DATA
                                                             AND RATIOS

                     NAV:     Total      Net Assets          Ratio of            Ratio of          Portfolio       Average
                     End of   Return     at End of           Net                 Net               Turnover        Commission
                     Period   for        Period              Operating           Investment        Rate            Paid per
                              Period                         Expenses            Income(Loss)                      Share
                              (1)                            to Average          to Average
                                                             Net Assets*         Net Assets*
                                                             (2)                 (2)


Class A shares

Period from
01-Aug-95 to
30-Apr-96            $11.08   11.07%     $ 57,117,185        2.15%               0.94%              1.30%          $0.0180
Years ended
30-Apr-97             11.37    6.32%      116,153,782        2.10%               0.88%             12.95%           0.0130
30-Apr-98             11.15    7.34%      144,152,707        1.91%               1.36%             19.90%           0.0090


Class B shares

Period from
08-Jan-97 to
30-Apr-97            $11.34   3.28%      $2,599,958          2.94%              -0.03%             12.95%          $0.0130
Year ended
30-Apr-98             11.05   6.30%       7,910,025          2.90%               0.34%             19.90%           0.0090




* If the Fund had paid all of its expenses for Class A and Class B shares, the ratios would be as follows:

Class A shares - Ratio of net operating expenses to average net assets (2):  2.32%, 2.10% and 1.91%.
Class B shares - Ratio of net operating expenses to average net assets (2):  2.94% and 2.90%.
Class A shares - Ratio of net investment income (loss) to average net assets(2):  0.77%, 0.88% and 1.36%.
Class B shares - Ratio of net investment income (loss) to average net assets (2):  (0.03)% and 0.34%.

(1) Total return assumes reinvestment of all dividends and distributions but does not reflect any deductions for sales charges. The aggregate (not annualized) total return is shown for periods less than one year.

(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.






The AAL Capital Growth Fund


INVESTMENT OBJECTIVE

The AAL Capital Growth Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

INVESTMENT POLICIES

Under normal circumstances, we invest at least 65% of the Fund's total assets in common stocks, not including convertible securities. Generally, we focus on dividend-paying stocks issued by companies with earnings growth per share higher than earnings growth per share of the S&P 500(R). In selecting stocks, we look for quality, operating growth predictability and financial strength.

We may invest the remaining 35% of the Fund's total assets in additional common stocks, preferred stocks and bonds. The Fund does not invest in bonds for capital growth or for long time periods. We limit our investments in convertible securities to no more than 5% of the Fund's net assets.

ANNUAL ADVISORY FEE

 .  0.70 of 1% on the first $250 million
 .  0.65 of 1% on the next $250 million
 .  0.575 of 1% on the next $500 million
 .  0.50 of 1% on average daily net assets over $1 billion

PORTFOLIO MANAGER

Frederick L. Plautz has managed the day-to-day Fund investments since November 1, 1995. Prior to managing the Fund, Mr. Plautz served as vice president and portfolio manager for Federated Investors from 1990 through October 1995.

INVESTMENT FACTORS AND RISKS INVOLVED

Financial Risk

Many factors affect an individual company's performance, such as management or the demand for a company's products or services and company performance affects the value of stocks in the Fund's portfolio.

Market Risk

Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund's investments may increase and decrease more than the stock market in general, as measured by the S&P 500(R). You could lose money investing in the Fund.

EXPENSE SUMMARIES AND EXAMPLE

The following expense summaries and example should assist you in understanding the various recurring and non-recurring costs and expenses you may directly or indirectly incur with your investment in The AAL Capital Growth Fund.

Shareholder Transaction Expenses

Shareholder transaction expenses are charges you pay when you buy or sell shares of the Fund. For Class A shares, we based expenses on the maximum 4% sales charge, which is reduced on purchases of $25,000 or more. For Class B shares, we based expenses on the maximum 5% contingent deferred sales charge, which is reduced by 1% for each year owned.

SHAREHOLDER                             CLASS          CLASS
TRANSACTION EXPENSES                    A              B

Maximum sales charge imposed
on purchases (as a percentage
of offering price)                      4%             None

Maximum sales charge imposed
on reinvested dividends (as a
percentage of net asset value)          None           None

Maximum deferred sales charge
(as a percentage of net asset
value)                                  None           5%

Redemption fee (The Funds
currently charge $12.00 for
each wire redemption.)                  None           None

Exchange fee                            None           None

ANNUAL FUND OPERATING EXPENSES


The following table reflects annual operating expenses paid by the Fund. Annual operating expenses include a management fee paid to the Adviser, 12b-1 distribution and service fees and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports. Operating expenses are expressed as a percentage of average net assets for the fiscal year ended April 30, 1998.


ANNUAL FUND OPERATING
EXPENSES (AS A PERCENTAGE               CLASS          CLASS
OF AVERAGE NET ASSETS)                  A              B


Management fee                          0.55%          0.55%
12b-1 distribution
and service fees                        0.25%          1.00%

Other expenses               .          0.18%          0.35%

TOTAL FUND OPERATING

EXPENSES                                0.98%          1.90%


EXPENSE EXAMPLE

The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with an annual return of 5% compounded annually, in each class, for the years shown.

EXPENSE                  CLASS          CLASS          CLASS B NO
EXAMPLE                  A              B              REDEMPTION


After 1 year             $50            $70            $20
After 3 years            $71            $91            $61
After 5 years            $93            $104           $104
After 10 years           $158           N/A*           N/A*


* Class B shares convert into Class A shares after five years.

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

 FINANCIAL HIGHLIGHTS


The financial highlights table covers The AAL Capital Growth Fund for the periods shown. The information presented is based on a share of beneficial interest outstanding throughout the applicable period. You should read the table in conjunction with the Fund's financial statements and related notes, all of which have been audited by the Fund's independent accountants, Price Waterhouse LLP. At your request, we will provide you, without charge, a copy of The AAL Mutual Funds Annual Report, dated April 30, 1998, containing these financial statements and a more detailed discussion and analysis of the Fund's performance.



                     INCOME FROM INVESTMENT                             LESS DISTRIBUTIONS
                     OPERATIONS

Share Class          NAV:     Net        Net          Total from   Dividends     Distribution      Total
and Periods          Start    Investment Realized     Investment   from Net      from Net          Dividends
                     of       Income     and Un-      Operations   Investment    Realized          and
                     Period   (Loss)     realized                  Income        Gain on           Distributions
                                         Gain(Loss)                              on Investments

Class A shares
Period from
16-Jul-87 to
30-Apr-88            $10.00   $0.112    -$1.709      -$1.597      -$0.043        $0.000           -$0.043
Years ended
30-Apr-89              8.36    0.218      1.466        1.684       -0.204         0.000            -0.204
30-Apr-90              9.84    0.233      0.889        1.122       -0.242         0.000            -0.242
30-Apr-91             10.72    0.271      1.726        1.997       -0.269        -0.028            -0.297
30-Apr-92             12.42    0.276      1.659        1.935       -0.280        -0.015            -0.295
30-Apr-93             14.06    0.284      0.761        1.045       -0.274        -0.001            -0.275
30-Apr-94             14.83    0.296     -0.287        0.009       -0.286        -0.063            -0.349
30-Apr-95             14.49    0.274      1.699        1.973       -0.298        -0.605            -0.903
30-Apr-96             15.56    0.201      3.756        3.957       -0.217        -0.510            -0.727
30-Apr-97             18.79    0.125      3.682        3.807       -0.150        -0.947            -1.097
30-Apr-98             21.50    0.098      9.264        9.362       -0.083        -1.139            -1.222




Class B shares

Period from
08-Jan-97 to
30-Apr-97            $20.66   -$0.011    $0.801       $0.790       $0.000        $0.000            $0.000
Year ended
30-Apr-98             21.45     0.041     9.054        9.095       -0.026        -1.139            -1.165




                                                             SUPPLEMENTAL DATA
                                                             AND RATIOS

                     NAV:     Total      Net Assets          Ratio of            Ratio of          Portfolio       Average
                     End of   Return     at End of           Net                 Net               Turnover        Commission
                     Period   for        Period              Operating           Investment        Rate            Paid per
                              Period                         Expenses            Income(Loss)                      Share
                              (1)                            to Average          to Average
                                                             Net Assets*         Net Assets*
                                                             (2)                 (2)


Class A shares

Period from
16-Jul-87 to
30-Apr-88            $8.36    -15.95%    $  23,672,346       1.50%               2.61%              1.$6%
Years ended
30-Apr-89             9.84     20.46%       48,915,003       1.50%               2.80%              2.78%
30-Apr-90            10.72     11.45%      119,731,099       1.44%               2.56%              1.43%
30-Apr-91            12.42     18.93%      209,055,868       1.41%               2.59%              2.26%
30-Apr-92            14.06     15.77%      423,231,713       1.28%               2.27%              1.11%
30-Apr-93            14.83      7.52%      714,184,330       1.20%               2.15%              2.99%
30-Apr-94            14.49      0.00%      868,850,190       1.18%               2.07%             40.60%
30-Apr-95            15.56     14.37%    1,032,168,121       1.17%               1.89%             33.34%
30-Apr-96            18.79     25.85%    1,381,352,221       1.12%               1.16%             44.26%          0.0530
30-Apr-97            21.50     20.55%    1,794,422,211       1.06%               0.62%             24.30%          0.0570
30-Apr-98            29.64     44.48%    2,766,709,385       0.98%               0.39%             17.96%          0.0540




Class B shares

Period from
08-Jan-97 to
30-Apr-97            $21.45     3.82%    $11,025,073         1.89%               -0.39%            24.30%          0.0570
Year ended
30-Apr-98             29.38    43.25%     54,900,438         1.90%               -0.58%            17.96%          0.0540




* If the Fund had paid all of its expenses for Class A and Class B shares, the ratios would be as follows:

Class A shares - Ratio of net operating expenses to average net assets(2):  1.91%, 1.77%, 1.49%, 1.41%, 1.28%, 1.20%, 1.18%, 1.17%,
                 1.12%, 1.06% and 0.98%.
Class B shares - Ratio of net operating expenses to average net assets (2):  1.89% and 1.90%.
Class A shares - Ratio of net investment income (loss) to average net assets(2):  2.21%, 2.54%, 2.51%, 2.59%, 2.27%, 2.15%, 2.07%,
                 1.89%, 1.16%, 0.62% and 0.39%.
Class B shares - Ratio of net investment income (loss) to average net assets (2):  (0.39)% and (0.58)%.

(1) Total return assumes reinvestment of all dividends and distributions but does not reflect any deductions for sales charges. The aggregate (not annualized) total return is shown for periods less than one year.

(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.





The AAL Equity Income Fund (formerly known as The AAL Utilities Fund)

INVESTMENT OBJECTIVE

The AAL Equity Income Fund seeks current income, long-term income growth and capital growth by investing primarily in a diversified portfolio of income-producing equity securities. By "income-producing equity securities," we mean equity securities, including securities exchangeable or convertible into equity securities, that offer dividend yields that exceed the average dividend yields on stocks comprising the S&P 500(R).

INVESTMENT POLICIES

Under normal circumstances, we invest at least 65% of the Fund's total assets in income-producing equity securities. We may invest the remainder of the Fund's total assets, in whole or in part, in additional income-producing equity securities, bonds and commercial paper.

In selecting equity securities for the Fund, we look for companies that: (1) have a good growth rate and return on capital; (2) have favorable aspects for future growth and dividends; (3) are financially sound; (4) have high-quality management; and (5) are in a favorable competitive environment.

We buy bonds, including convertible securities, if, at the time of purchase at least two NRSROs have rated them investment grade; or, if unrated, we have determined them to be of investment grade. We may invest up to 5% of the Fund's total assets in such securities rated below investment grade. We buy commercial paper rated in the top two categories by an NRSRO. We may buy unrated commercial paper, if we determine the commercial paper is investment grade.

Although we do not intend to do so at this time, we may invest up to 15% of the Fund's net assets in securities located outside the United States. Without regard to the 15% limitation, we may invest in foreign securities domestically through depository receipts (i.e., American Depository Receipts ("ADRs")) and securities of foreign issuers traded on a U.S.
national securities exchange or the NASDAQ National Market System.

We expect to realize income from dividends earned on equity investments and interest earned on debt securities. We seek capital appreciation by attempting to select income-producing equity securities that we believe are under-priced relative to the securities of companies with comparable fundamentals.

ANNUAL ADVISORY FEE

 .  0.50 of 1% on the first $250 million
 .  0.45 of 1% on average daily net assets over $250 million

PORTFOLIO MANAGER

Lewis Alexander Bohannon, CFA, has managed the day-to-day Fund investments since November 1, 1995. From 1980 through 1994, Mr. Bohannon was at Cigna Corporation, serving as managing director and portfolio manager from 1990 to 1994.

INVESTMENT FACTORS AND RISKS INVOLVED

Although we intend to diversify the Fund's investments in securities across many different industries, income-producing equity securities tend to be more prevalent in some market sectors than others. The higher dividend yielding securities included in the S&P 500(R) are found primarily in the services (communications and retail), energy, utilities, financial services and consumer non-cyclical and cyclical market sectors. Accordingly, our investments for the Fund may tend to emphasize certain market sectors more than others.

Financial Risk

The market sectors in which companies tend to issue income-producing equity securities usually have high operating, interest and other regulatory expenses, such as the public utilities industry. Also, some of these sectors are maturing, meaning that growth is peaking. Companies in these market sectors often use their profits for paying higher dividends rather than reinvesting for company growth. As a result, income-producing equity securities typically have lower capital growth potential than equity securities in other sectors. Capital growth for many income-producing equity securities typically corresponds to the company's competitive position, in particular its capability to capture market share from its competitors.

Interest Rate Risk

Like bonds, changes in the level of interest rates affect the value of income-producing equity securities and the value of the Fund as a whole.

Market Risk

Market cycles affect all equity securities over time, with periods when stock prices rise generally and periods when stock prices decline generally. However, income-producing equity securities may rise less and fall less than the market as a whole because of the higher income component of these securities. You still could lose money investing in the Fund.


EXPENSE SUMMARIES AND EXAMPLE

The following expense summaries and example should assist you in understanding the various recurring and non-recurring costs and expenses you may directly or indirectly incur with your investment in The AAL Equity Income Fund.

SHAREHOLDER TRANSACTION EXPENSES

Shareholder transaction expenses are charges you pay when you buy or sell shares of the Fund. For Class A shares, we based expenses on the maximum 4% sales charge, which is reduced on purchases of $25,000 or more. For Class B shares, we based expenses on the maximum 5% contingent deferred sales charge, which is reduced by 1% for each year owned.

SHAREHOLDER                             CLASS          CLASS
TRANSACTION EXPENSES                    A              B

Maximum sales charge imposed
on purchases (as a percentage
of offering price)                      4%             None

Maximum sales charge imposed
on reinvested dividends (as a
percentage of net asset value)          None           None

Maximum deferred sales charge
(as a percentage of net asset
value)                                  None           5%

Redemption fee (The Funds
currently charge $12.00 for
each wire redemption.)                  None           None

Exchange fee                            None           None

ANNUAL FUND OPERATING EXPENSES


The following table reflects annual operating expenses paid by the Fund. Annual operating expenses include a management fee paid to the Adviser, 12b-1 distribution and service fees and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports. Operating expenses are expressed as a percentage of average net assets for the fiscal year ended April 30, 1998.


ANNUAL FUND OPERATING
EXPENSES (AS A PERCENTAGE               CLASS          CLASS
OF AVERAGE NET ASSETS)                  A              B


Management fee                          0.51%          0.51%
12b-1 distribution
and service fees                        0.25%          1.00%

Other expenses                          0.35%          0.53%

TOTAL FUND OPERATING

EXPENSES                                1.11%          2.04%


EXPENSE EXAMPLE

The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with an annual return of 5% compounded annually, in each class, for the years shown.

EXPENSE                  CLASS          CLASS          CLASS B NO
EXAMPLE                  A              B              REDEMPTION



After 1 year             $51            $71            $21
After 3 years            $75            $95            $65
After 5 years            $100           $111           $111
After 10 years           $172           N/A*           N/A*


* Class B shares convert into Class A shares after five years.

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

FINANCIAL HIGHLIGHTS


The financial highlights table covers The AAL Equity Income Fund for the periods shown. The information presented is based on a share of beneficial interest outstanding throughout the applicable period. You should read the table in conjunction with the Fund's financial statements and related notes, all of which have been audited by the Fund's independent accountants, Price Waterhouse LLP. At your request, we will provide you, without charge, a copy of The AAL Mutual Funds Annual Report, dated April 30, 1998, containing these financial statements and a more detailed discussion and analysis of the Fund's performance.



                     INCOME FROM INVESTMENT                             LESS DISTRIBUTIONS
                     OPERATIONS

Share Class          NAV:     Net        Net          Total from   Dividends     Distribution      Total
and Periods          Start    Investment Realized     Investment   from Net      from Net          Dividends
                     of       Income     and Un-      Operations   Investment    Realized          and
                     Period   (Loss)     realized                  Income        Gain on           Distributions
                                         Gain(Loss)                              on Investments

Class A shares
Period from
18-Mar-94 to
30-Apr-94            $10.00   $0.022    -$0.072      -$0.050       $0.000        $0.000            $0.000
Years ended
30-Apr-95              9.95    0.338     -0.498       -0.160       -0.320         0.000            -0.320
30-Apr-96              9.47    0.360      1.420        1.780       -0.350         0.000            -0.350
30-Apr-97             10.90    0.390      0.455        0.845       -0.405         0.000            -0.405
30-Apr-98             11.34    0.275      3.436        3.711       -0.291        -0.450            -0.741


Class B shares

Period from
08-Jan-97 to
30-Apr-97            $11.40   $0.051    -$0.056      -$0.005      -$0.025        $0.000           -$0.025
Year ended
30-Apr-98             11.37    0.194      3.406        3.600       -0.210        -0.450            -0.660




                                                             SUPPLEMENTAL DATA
                                                             AND RATIOS

                     NAV:     Total      Net Assets          Ratio of            Ratio of          Portfolio       Average
                     End of   Return     at End of           Net                 Net               Turnover        Commission
                     Period   for        Period              Operating           Investment        Rate            Paid per
                              Period                         Expenses            Income(Loss)                      Share
                              (1)                            to Average          to Average
                                                             Net Assets*         Net Assets*
                                                             (2)                 (2)


Period from
18-Mar-94 to
30-Apr-94            $9.95    -0.50%     $15,423,861         1.60%               5.12%              0.00%          $
Years ended
30-Apr-95             9.47    -1.51%      70,861,404         1.19%               4.08%             24.65%
30-Apr-96            10.90    18.90%     114,460,386         1.20%               3.58%             21.79%          0.0560
30-Apr-97            11.34     7.88%     134,196,399         1.15%               3.57%              5.14%          0.0600
30-Apr-98            14.31    33.50%     197,653,829         1.11%               2.17%             64.00%          0.0600


Class B shares

Period from
08-Jan-97 to
30-Apr-97            $11.37   -0.04%     $494,969            1.99%               2.36%              5.14%          $0.0600
Year ended
30-Apr-98             14.31   32.42       3,818,315          2.04%               0.96%             64.00%           0.0600




* If the Fund had paid all of its expenses for Class A and Class B shares, the ratios would be as follows:

Class A shares - Ratio of net operating expenses to average net assets (2):  2.91%, 1.19%, 1.20%, 1.15% and 1.11%.
Class B shares - Ratio of net operating expenses to average net assets (2):  1.99% and 2.04%.
Class A shares - Ratio of net investment income (loss) to average net assets (2):  3.81%, 4.08%, 3.58%, 3.57% and 2.17%.
Class B shares - Ratio of net investment income (loss) to average net assets (2):  2.36% and 0.96%.

(1) Total return assumes reinvestment of all dividends and distributions but does not reflect any deductions for sales charges. The aggregate (not annualized) total return is shown for periods less than one year.

(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis





The AAL Balanced Fund

INVESTMENT OBJECTIVE

The AAL Balanced Fund seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments. We will select these investments consistent with the investment policies of The AAL Capital Growth, Bond and Money Market Funds, respectively.

INVESTMENT POLICIES

Under normal circumstances, we invest 50 to 60% of the Fund's total assets in common stocks, 30 to 40% in fixed-income securities and 0 to 20% in money market instruments. We, however, at all times maintain an investment mix within the following ranges: (1) 35 to 75% in common stocks; (2) 25 to 50% in fixed-income securities; and (3) 0 to 40% in money market instruments.

We select investments for The AAL Balanced Fund in the following three market sectors:

1) common stocks, including the securities in which The AAL Capital Growth Fund may invest;

2) bonds and other debt securities with maturities generally exceeding one year, including securities in which The AAL Bond Fund may invest; and

3)   money  market   instruments  and  other  debt  securities  with  maturities generally not exceeding 397 days, including the securities in which The AAL Money Market Fund may invest.

We periodically review and adjust the mix of investments among three market sectors to capitalize on potential variations in returns produced by the interaction of changing financial markets and economic conditions. Changes in the investment mix may occur several times within a year or over several years depending on market and economic conditions.

ANNUAL ADVISORY FEE

 .  0.60 of 1% on average daily net assets

PORTFOLIO MANAGERS

Frederick L. Plautz, manager of The AAL Capital Growth Fund and Michael R. Hilt, manager of The AAL Bond and Money Market Funds, serve as co-managers of the Fund.

INVESTMENT FACTORS AND RISKS INVOLVED

         STOCK INVESTMENTS

Financial Risk

Many factors affect an individual company's performance, such as its management or the demand for a company's products or services. Company performance affects the value of stock and the value of stocks in the Fund's portfolio.

Market Risk

Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund's investments may increase or decrease more than the stock market in general, as measured by the S&P 500. Because we invest 35% to 75% of the Fund's assets in stocks, fluctuating stock prices will have a significant impact on the Fund's value (the price of the Fund's shares). You could lose money investing in the Fund.

         BOND AND MONEY MARKET INSTRUMENT INVESTMENTS

Interest Rate Risk

Changes in interest rate levels affect the value of the bonds and money market instruments in the portfolio and the value of the Fund as a whole.

Credit Risk

The creditworthiness of bond issuers will affect the value of their bonds and money market instruments, which may decline during the Fund's holding periods and affect the value of the Fund as a whole.

         ASSET ALLOCATION

We may shift the portfolio's asset mix of stocks, bonds and money market instruments based on existing or anticipated market conditions. The returns you receive will depend on how we have allocated the Fund's investments across these asset categories. As the allocation fluctuates over time your returns will fluctuate as well.

The Fund seeks total return, consisting of both capital appreciation, current income and long-term income growth, by following an asset allocation strategy. The Fund, however, may not achieve as high a level of either capital appreciation or income as a Fund that has only one of these as a primary objective.

EXPENSE SUMMARIES AND EXAMPLE

The following expense summaries and example should assist you in understanding the various recurring and non-recurring costs and expenses you may directly or indirectly incur with your investment in The AAL Balanced Fund.

SHAREHOLDER TRANSACTION EXPENSES

Shareholder transaction expenses are charges you pay when you buy or sell shares of the Fund. For Class A shares, we based expenses on the maximum 4% sales charge, which is reduced on purchases of $25,000 or more. For Class B shares, we based expenses on the maximum 5% contingent deferred sales charge, which is reduced by 1% for each year owned.

SHAREHOLDER                             CLASS          CLASS
TRANSACTION EXPENSES                    A              B

Maximum sales charge imposed
on purchases (as a percentage
of offering price)                      4%             None

Maximum sales charge imposed
on reinvested dividends (as a
percentage of net asset value)          None           None

Maximum deferred sales charge
(as a percentage of net
asset value)                            None           5%

Redemption fee (The Funds
currently charge $12.00 for
each wire redemption.)                  None           None

Exchange fee                            None           None

ANNUAL FUND OPERATING EXPENSES


The following table reflects the annual operating expenses the Fund will pay. Annual operating expenses include a management fee paid to the Adviser, 12b-1 distribution and service fees and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports. Operating expenses are expressed as a percentage of average net assets for the period ended April 30, 1998.


ANNUAL FUND OPERATING
EXPENSES (AS A PERCENTAGE               CLASS          CLASS
OF AVERAGE NET ASSETS)                  A              B


Management fee                          0.60%          0.60%

12b-1 distribution
and service fees                        0.25%          1.00%

Other expenses
                                        0.52%          0.51%
TOTAL FUND OPERATING
EXPENSES                                1.37%          2.11%


EXPENSE EXAMPLE

The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with an annual return of 5% compounded annually, in each class, for the years shown.


EXPENSE                  CLASS          CLASS          CLASS B NO
EXAMPLE                  A              B              REDEMPTION


After 1 year             $53            $73            $21
After 3 years            $82            $99            $66
After 5 years            $112           $113           $113
After 10 years           $198           N/A*           N/A*


* Class B shares convert into Class A shares after five years.

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.


FINANCIAL HIGHLIGHTS

The financial highlights table covers The AAL Balanced Fund for the periods shown. The information presented is based on a share of beneficial interest outstanding throughout the applicable period. You should read the table in conjunction with the Funds' financial statements and related notes, all of which have been audited by the Fund's independent accountants, Price Waterhouse LLP. At your request, we will provide you, without charge, a copy of The AAL Mutual Funds Annual Report, dated April 30, 1998, containing these financial statements and a more detailed discussion and analysis of the Fund's performance.



                     INCOME FROM INVESTMENT                             LESS DISTRIBUTIONS
                     OPERATIONS

Share Class          NAV:     Net        Net          Total from   Dividends     Distribution      Total
and Periods          Start    Investment Realized     Investment   from Net      from Net          Dividends
                     of       Income     and Un-      Operations   Investment    Realized          and
                     Period   (Loss)     realized                  Income        Gain on           Distributions
                                         Gain(Loss)                              on Investments

Class A shares
Period From
29-Dec-97 to
30-Apr-98            $10.00   $0.041     $0.796       $0.837       -$0.027       $0.000            -$0.027


Class B shares

Period From
29-Dec-97 to
30-Apr-98            $10.00   $0.034     $0.776       $0.810       -$0.020       $0.000            -$0.020




                                                             SUPPLEMENTAL DATA
                                                             AND RATIOS

                     NAV:     Total      Net Assets          Ratio of            Ratio of          Portfolio       Average
                     End of   Return     at End of           Net                 Net               Turnover        Commission
                     Period   for        Period              Operating           Investment        Rate            Paid per
                              Period                         Expenses            Income(Loss)                      Share
                              (1)                            to Average          to Average
                                                             Net Assets*         Net Assets*
                                                             (2)                 (2)


Class A shares

Period From
29-Dec-97 to
30-Apr-98            $10.81   8.37%      $27,674,985         1.37%               2.19%             11.52%          $0.0300


Class B shares

Period From
29-Dec-97 to
30-Apr-98            $10.79   8.10%      $2,325,727          2.11%               1.45%             11.52%          $0.0300




* If the Fund had paid all of its expenses for Class A and Class B shares, the ratios would be as follows:

Class A shares - Ratio of net operating expenses to average net assets (2): 1.63%.
Class B shares - Ratio of net operating expenses to average net assets (2): 2.50%.
Class A shares - Ratio of net investment income (loss) to average net assets (2): 1.93%.
Class B shares - Ratio of net investment income (loss) to average net assets (2):  1.06%.

(1) Total return assumes reinvestment of all dividends and distributions but does not reflect any deductions for sales charges. The aggregate (not annualized) total return is shown for periods less than one year.

(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis





The AAL High Yield Bond Fund

INVESTMENT OBJECTIVE

The AAL High Yield Bond Fund seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high risk, high yield bonds commonly referred to as "junk bonds." The Fund actively seeks to achieve the secondary objective of capital growth to the extent it is consistent with the primary objective of high current income.

INVESTMENT POLICIES

Under normal circumstances, we invest at least 65% of the Fund's total assets in high yield bonds. By high yield bonds, we mean debt securities rated below investment grade by a NRSRO, such as Ba or lower by Moody's or BB or lower by S&P, or, if unrated, of comparable quality as we determine. Please refer to the Appendix for information on NRSROs and their credit ratings. We define high yield bonds to include: fixed, variable, floating rate and deferred interest debt obligations; zero coupon bonds; pay-in-kind bonds; asset and mortgage-backed debt obligations; structured debt obligations; and convertible bonds.

We invest the  remaining 35% of the Fund's total assets in any  combination  of:
(1) additional high yield bonds; (2) investment grade bonds; (3) common and preferred stocks (including structured preferred stocks); and (4) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. Government Obligations").

We may invest up to 20% of the Fund's net assets in bonds of foreign issuers.

In evaluating the quality of a particular high yield bond for investment in the Fund, we do not rely exclusively on ratings assigned by the NRSROs. In appropriate circumstances, we perform our own credit analysis. We consider the issuer's: (1) financial resources; (2) operating history; (3) sensitivity to economic conditions and trends; (4) management's abilities; (5) debt maturity schedules; (6) borrowing requirements; and (7) relative values based on anticipated cash flow, interest and asset coverage and earnings prospects. We attempt to identify those issuers of high yield bonds whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. However, we do not have restrictions on the rating level of the securities in the Fund's portfolio and may purchase and hold securities in default.

ANNUAL ADVISORY FEE

 .  0.60 of 1% on average daily net assets

PORTFOLIO MANAGER

Dave Carroll, CFA, has managed the day-to-day Fund investments since its inception on January 8, 1997. Prior to managing the Fund, he served as an analyst and trader for Cargill Financial Services from January through September 1996. From 1986 to August 1995 he was a second vice president and portfolio manager for Fortis Advisers, Inc.

INVESTMENT FACTORS AND RISKS INVOLVED

Interest Rate Risk

Changes in interest rate levels affect the value of the bonds in the portfolio and the value of the Fund as a whole.

Credit Risk

The primary risk of investing in the high yield sector is the credit risk. Bonds rated below investment grade have greater risks of default than investment grade bonds and, may in fact, be in default.

Market Risk

Frequently, high yield bonds have a less liquid resale market than the market for investment grade bonds. In some cases, these bonds have no resale market at all. As a result, we may have difficulty valuing portfolio securities, choosing the securities to sell to meet redemption requests and/or selling or disposing of portfolio securities on favorable terms.

The high yield market has in the past, and may in the future, experience market risk due to adverse publicity and investor perceptions, whether or not based on fundamental analysis, decreasing market values and liquidity, especially on the lesser traded issues. In the past, Congress has attempted restricting the advantages of high yield bonds and similar attempts could occur in the future.


The monthly weighted average composition of the Fund's portfolio for fiscal year ended on April 30, 1998, was:



INVESTMENT                              PERCENTAGE OF
GRADE                                   PORTFOLIO
-----------------------------------------------


BB                                      24%

B                                       73%

CCC                                     3%

CC                                      0%

C                                       0%

D                                       0%

Non-rated                               0%
----------------------------------------------

TOTAL                                   100%

EXPENSE SUMMARIES AND EXAMPLE

The following expense summaries and example should assist you in understanding the various recurring and non-recurring costs and expenses you may directly or indirectly incur with your investment in the Fund.

SHAREHOLDER TRANSACTION EXPENSES

Shareholder transaction expenses are charges you pay when you buy or sell shares of the Fund. For Class A shares, we based expenses on the maximum 4% sales charge, which is reduced on purchases of $25,000 or more. For Class B shares, we based expenses on the maximum 5% contingent deferred sales charge, which is reduced by 1% for each year owned.

SHAREHOLDER                             CLASS          CLASS
TRANSACTION EXPENSES                    A              B
--------------------------------------------------------------
Maximum sales charge imposed
on purchases (as a percentage
of offering price)                      4%             None

Maximum sales charge imposed
on reinvested dividends (as a
percentage of net asset value)          None           None

Maximum deferred sales charge
(as a percentage of net asset
value)                                  None           5%

Redemption fee (The Funds
currently charge $12.00 for
each wire redemption.)                  None           None

Exchange fee                            None           None

ANNUAL FUND OPERATING EXPENSES


The following table reflects annual operating expenses paid by the Fund. Annual operating expenses include a management fee paid to the Adviser, 12b-1 distribution and service fees and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports. Operating expenses are expressed as a percentage of average net assets for the fiscal year ended April 30, 1998, and include the Adviser's reimbursement of expenses to maintain Total Fund Operating Expenses at 1.00% and 1.75% for Class A and Class B shares, respectively. Percentages shown for "Other Expenses" are based on amounts incurred in the prior fiscal year, including reimbursements. Without reimbursements, "Total Fund Operating Expenses" were 1.18% and 2.05%, respectively. The Adviser anticipates that reimbursement will remain in effect through fiscal year end.


ANNUAL FUND OPERATING
EXPENSES (AS A PERCENTAGE               CLASS          CLASS
OF AVERAGE NET ASSETS)                  A              B


Management fee                          0.60%          0.60%

12b-1 distribution and
service fees                            0.25%          1.00%

Other expenses
(after expense reimbursement)           0.14%          0.14%


TOTAL FUND OPERATING
EXPENSES (AFTER EXPENSE
REIMBURSEMENT)                          0.99%          1.74%

The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with an annual return of 5% compounded annually, in each class, for the years shown.

EXPENSE                  CLASS          CLASS          CLASS B NO
EXAMPLE                  A              B              REDEMPTION


After 1 year             $50            $68            $18
After 3 years            $71            $86            $56

After 5 years            $94            $96            $96
After 10 years           $160           N/A*           N/A*


* Class B shares convert into Class A shares after five years.

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

FINANCIAL HIGHLIGHTS


The financial highlights table covers The AAL High Yield Bond Fund for the periods shown. The information presented is based on a share of beneficial interest outstanding throughout the applicable period. You should read the table in conjunction with the Fund's financial statements and related notes, all of which have been audited by the Fund's independent accountants, Price Waterhouse LLP. At your request, we will provide you, without charge, a copy of The AAL Mutual Funds Annual Report, dated April 30, 1998, containing these financial statements and a more detailed discussion and analysis of the Fund's performance.



                     INCOME FROM INVESTMENT                             LESS DISTRIBUTIONS
                     OPERATIONS

Share Class          NAV:     Net        Net          Total from   Dividends     Distribution      Total
and Periods          Start    Investment Realized     Investment   from Net      from Net          Dividends
                     of       Income     and Un-      Operations   Investment    Realized          and
                     Period   (Loss)     realized                  Income        Gain on           Distributions
                                         Gain(Loss)                              on Investments

Class A shares
Period From
8-Jan-97
30-Apr-97            $10.00   $0.270    -$0.120       $0.150      -$0.270        $0.000           -$0.270
Year Ended
30-Apr-98              9.88    0.919      0.528        1.447       -0.919        -0.098            -1.017


Class B shares

Period from
08-Jan-97 to
30-Apr-97            $10.00   $0.251    -$0.120       $0.131      -$0.251        $0.000           -$0.251
Year ended
30-Apr-98              9.88    0.843      0.528        1.371       -0.843        -0.098            -0.941




                                                             SUPPLEMENTAL DATA
                                                             AND RATIOS

                     NAV:     Total      Net Assets          Ratio of            Ratio of          Portfolio
                     End of   Return     at End of           Net                 Net               Turnover
                     Period   for        Period              Operating           Investment        Rate
                              Period                         Expenses            Income(Loss)
                              (1)                            to Average          to Average
                                                             Net Assets*         Net Assets*
                                                             (2)                 (2)


Class A shares

Period from
8-Jan-97
30-Apr-97            $9.88     1.51%     $44,680,637         1.00%               9.11%              36.90%
Year ended
30-Apr-98            10.31    15.12%     100,828,858         0.99%               8.94%             112.37%


Class B shares

Period from
08-Jan-97 to
30-Apr-97            $ 9.88    1.31%     $2,660,309          1.75%               8.66%              36.90%
Year ended
30-Apr-98             10.31   14.27%      9,714,463          1.74%               8.22%             112.37%




* If the Fund had paid all of its expenses for Class A and Class B shares, the ratios would be as follows:

Class A shares - Ratio of net operating expenses to average net assets (2):  1.28% and 1.18%.
Class B shares - Ratio of net operating expenses to average net assets (2):  2.00% and 2.05%.
Class A shares - Ratio of net investment income (loss) to average net assets (2):  8.83% and 8.75%.
Class B shares - Ratio of net investment income (loss) to average net assets (2):  8.41% and 7.90%

(1) Total return assumes reinvestment of all dividends and distributions but does not reflect any deductions for sales charges. The aggregate (not annualized) total return is shown for periods less than one year.

(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis





The AAL Municipal Bond Fund

INVESTMENT OBJECTIVE

The AAL  Municipal  Bond Fund seeks a high level of current  income  exempt from
federal  income  taxes,   consistent  with  capital  preservation  by  investing
primarily in a diversified portfolio of municipal securities.

INVESTMENT POLICIES

Under normal circumstances, we invest at least 80% of the Fund's net assets in municipal bonds where the income is exempt from federal income tax. Of the 80% invested in municipal bonds, we invest at least 75% of them in bonds rated within the three highest rating categories assigned by at least one NRSRO at the time of purchase.

State and local governments and municipalities issue municipal bonds to raise money for a variety of public purposes, including general financing for state and local governments or financing for specific projects or public facilities. A municipality may issue municipal bonds in anticipation of future revenues from a specific municipal project (revenue bonds), or backed by the full taxing power of a municipality (general obligation bonds), or from the revenues of a specific project on the credit of a private organization (industrial development bonds).

Federal law generally exempts the interest paid on municipal bonds from federal income taxes.

We may invest 25% or more of the Fund's total assets in industrial development bonds. The Fund tries not to invest more than 25% of its total assets in municipal bonds that are so closely related that an economic, business or political development affecting one bond could also affect the others.

We may purchase certain tax-exempt bonds that involve a private purpose. The interest paid on these private activity bonds are subject to the alternative minimum tax ("AMT paper"). We limit our purchases of AMT paper to 25% of the Fund's total assets.

ANNUAL ADVISORY FEE

 .   0.50 of 1% on the first $250 million
 .   0.45 of 1% on average daily net assets over $250 million.

PORTFOLIO MANAGER

Duane A. McAllister, CFA, has managed the day-to-day Fund investments since April 1994. Prior to joining AAL Capital Management Corporation on November 1, 1995, he managed the Fund while serving as vice president of Duff & Phelps Investment Management Co. For the five-year period before managing the Fund, Mr. McAllister managed portfolios for the Northern Trust Company and First National Bank and Trust in Rockford, Illinois.

INVESTMENT FACTORS AND RISKS INVOLVED

Interest Rate Risk

Changes in interest rate levels affect the value of the bonds in the portfolio and the value of the Fund as a whole.

Credit Risk

The creditworthiness of bond issuers will affect the value of their bond, which may decline during the Fund's holding periods and affect the value of the Fund as a whole.

Tax Rates

Changes in federal income tax rates may affect both the net asset value and the Fund's taxable equivalent interest.

EXPENSE SUMMARIES AND EXAMPLE

The following expense summaries and example should assist you in understanding the various recurring and non-recurring costs and expenses you may directly or indirectly incur with your investment in The AAL Municipal Bond Fund.

SHAREHOLDER TRANSACTION EXPENSES

Shareholder transaction expenses are charges you pay when you buy, sell or hold shares of the Fund. For Class A shares, we based expenses on the maximum 4% sales charge, which is reduced on purchases of $25,000 or more. For Class B shares, we based expenses on the maximum 5% contingent deferred sales charge, which is reduced by 1% for each year owned.

SHAREHOLDER                             CLASS          CLASS
TRANSACTION EXPENSES                    A              B

Maximum sales charge imposed
on purchases (as a percentage of
offering price)                         4%             None

Maximum sales charge imposed
on reinvested dividends (as a
percentage of net asset value)          None           None

Maximum deferred sales charge
(as a percentage of net asset value)    None           5%

Redemption fee (The Funds
currently charge $12.00 for
each wire redemption.)                  None           None

Exchange fee                            None           None

ANNUAL FUND OPERATING EXPENSES


The following table reflects and annual operating expenses paid by the Fund. Annual operating expenses include a management fee paid to the Adviser, 12b-1 distribution and service fees and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports. Operating expenses are expressed as a percentage of average net assets for the fiscal year ended April 30, 1998. On September 1, 1997, we reduced the advisory fee for this Fund.



ANNUAL FUND OPERATING
EXPENSES (AS A PERCENTAGE OF            CLASS          CLASS
AVERAGE NET ASSETS)                     A              B


Management fee                          0.48%          0.48%

12b-1 distribution and service fees     0.25%          1.00%

Other expenses                          0.12%          0.26%

TOTAL FUND OPERATING EXPENSES           0.85%          1.74%


EXPENSE EXAMPLE

The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with an annual return of 5% compounded annually, in each class, for the years shown.

EXPENSE                  CLASS          CLASS          CLASS B NO
EXAMPLE                  A              B              REDEMPTION


After 1 year             $48            $68            $18
After 3 years            $67            $86            $56
After 5 years            $86            $96            $96
After 10 years           $143           N/A*           N/A*


*Class B shares convert into Class A shares after five years.

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

FINANCIAL HIGHLIGHTS

The financial highlights table covers The AAL Municipal Bond Fund for the periods shown. The information presented is based on a share of beneficial interest outstanding throughout the applicable period. You should read the table in conjunction with the Fund's financial statements and related notes, all of which have been audited by the Funds' independent accountants, Price Waterhouse LLP. At your request, we will provide you, without charge, a copy of The AAL Mutual Funds Annual Report, dated April 30, 1998, containing these financial statements and a more detailed discussion and analysis of the Fund's performance.




                     INCOME FROM INVESTMENT                             LESS DISTRIBUTIONS
                     OPERATIONS

Share Class          NAV:     Net        Net          Total from   Dividends     Distribution      Total
and Periods          Start    Investment Realized     Investment   from Net      from Net          Dividends
                     of       Income     and Un-      Operations   Investment    Realized          and
                     Period   (Loss)     realized                  Income        Gain on           Distributions
                                         Gain(Loss)                              on Investments

Class A shares
Period from
16-Jul-87 to
30-Apr-88            $10.00   $0.398    -$0.280       $0.118      -$0.398        $0.000           -$0.398
Years ended
30-Apr-89              9.72    0.599      0.020        0.619       -0.599         0.000            -0.599
30-Apr-90              9.74    0.608     -0.035        0.573       -0.608        -0.005            -0.613
30-Apr-91              9.70    0.616      0.434        1.050       -0.616        -0.004            -0.620
30-Apr-92             10.13    0.598      0.234        0.832       -0.598        -0.004            -0.602
30-Apr-93             10.36    0.571      0.631        1.202       -0.571        -0.001            -0.572
30-Apr-94             10.99    0.539     -0.410        0.129       -0.539        -0.020            -0.559
30-Apr-95             10.56    0.523      0.186        0.709       -0.523        -0.056            -0.579
30-Apr-96             10.69    0.521      0.300        0.821       -0.521        -0.080            -0.601
30-Apr-97             10.91    0.521      0.194        0.715       -0.521        -0.184            -0.705
30-Apr-98             10.92    0.519      0.613        1.132       -0.519        -0.133            -0.652


Class B shares

Period from
08-Jan-97 to
30-Apr-97            $11.02   $0.137    -$0.100        -$0.037     -$0.137       $0.000           -$0.137
Year ended
30-Apr-98             10.92    0.423      0.613        1.036       -0.423        -0.133            -0.556




                                                             SUPPLEMENTAL DATA
                                                             AND RATIOS

                     NAV:     Total      Net Assets          Ratio of            Ratio of          Portfolio
                     End of   Return     at End of           Net                 Net               Turnover
                     Period   for        Period              Operating           Investment        Rate
                              Period                         Expenses            Income(Loss)
                              (1)                            to Average          to Average
                                                             Net Assets*         Net Assets*
                                                             (2)                 (2)


Period from
16-Jul-87 to
30-Apr-88            $9.72     1.29%     $10,031,478         1.50%               5.72%              20.83%
Years ended
30-Apr-89             9.74     6.53%      41,217,475         0.94%               6.30%              29.24%
30-Apr-90             9.70     5.93%      78,844,594         0.90%               6.13%              30.83%
30-Apr-91            10.13    11.12%     114,953,939         0.90%               6.21%              13.63%
30-Apr-92            10.36     8.39%     172,494,589         0.95%               5.81%               0.74%
30-Apr-93            10.99    11.84%     271,319,546         1.00%               5.32%               3.41%
30-Apr-94            10.56     1.04%     370,568,847         0.99%               4.87%              10.15%
30-Apr-95            10.69     7.01%     377,764,861         0.98%               5.01%             172.49%
30-Apr-96            10.91     7.74%     412,777,320         0.95%               4.69%             130.52%
30-Apr-97            10.92     6.64%     421,668,316         0.89%               4.69%             119.79%
30-Apr-98            11.40    10.50%     467,145,934         0.85%               4.55%             139.18%


Class B shares

Period from
08-Jan-97 to
30-Apr-97            $10.92   0.34%      $  764,783          1.69%               4.09%             119.79%
Year ended
30-Apr-98             11.40   9.58%       3,609,800          1.74%               3.67%             139.18%




* If the Fund had paid all of its expenses for Class A and Class B shares, the ratios would be as follows:

Class A shares - Ratio of net operating expenses to average net assets (2): 2.28%, 1.46%, 1.14%, 1.10%, 1.04%, 1.00%, 0.99%, 0.98%,
                 0.95%, 0.89% and 0.85%.
Class B shares - Ratio of net operating expenses to average net assets (2)  1.69% and 1.74%.
Class A shares - Ratio of net investment income (loss) to average net assets (2):  4.95%, 5.79%, 5.89%, 6.01%, 5.72%, 5.32%, 4.87%,
                 5.01%, 4.69%, 4.69% and 4.55%.
Class B shares - Ratio of net investment expenses to average net assets (2):  4.09% and 3.67%.

(1) Total return assumes reinvestment of all dividends and distributions but does not reflect any deductions for sales charges. The aggregate (not annualized) total return is shown for periods less than one year.

(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.





The AAL Bond Fund

INVESTMENT OBJECTIVE

The AAL Bond Fund seeks a high level of current income, consistent with capital preservation by investing primarily in a diversified portfolio of investment grade bonds.

INVESTMENT POLICIES

Under normal circumstances, we invest at least 65% of the Fund's total assets in:

(1) bonds of U.S. and foreign issuers payable in U.S. dollars rated within the four highest rating categories by at least two NRSROs at the time of purchase; and

(2) bonds or other securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, primarily those securities supported by the full faith and credit of the U.S. Treasury.

We may invest the remaining 35% of the Fund's total assets in: (1) privately issued or guaranteed mortgage-related securities rated within the four highest categories by at least two NRSROs or unrated mortgage-related securities, if we determine at the time of purchase these securities have credit equal to these ratings; (2) commercial paper in the highest rating category by a NRSRO, or commercial paper issued or guaranteed by a corporation who has outstanding debt rated in the two highest categories by a NRSRO at the time of purchase; (3) bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion; and (4) corporate obligations, including variable rate master notes, rated in the two highest categories by a NRSRO, or issued by a corporation whose outstanding debt has an equal or better rating at the time of purchase.

Although we have no restrictions on the maturity of the debt securities in the portfolio, generally we maintain a weighted average effective maturity of between 5 and 10 years. We use the effective maturity of a debt security in calculating weighted average effective maturity, which takes into account projected prepayments, call dates, put dates and sinking funds, if any, that reduce the stated maturity date on the bond.

We anticipate that during normal market conditions the average portfolio maturity of the Fund will not exceed 20 years. We use the stated final maturity date of a security in calculating average maturity, notwithstanding earlier call dates and possible prepayments.

ANNUAL ADVISORY FEE

 .    0.50 of 1% on the first $250 million
 .    0.45 of 1% on average daily net assets over $250 million

PORTFOLIO MANAGER

Michael R. Hilt, CFA, has managed the day-to-day Fund investments since November 1, 1995. From April 1994 through August 1995, Mr. Hilt served as portfolio manager and quantitative analyst for Conseco Capital Management, Inc. From August 1992 through April 1994, he served as a portfolio manager and quantitative analyst for PPM America, Inc. Mr. Hilt also manages The AAL Money Market Fund.

INVESTMENT FACTORS AND RISKS INVOLVED

Interest Rate Risk

Changes in interest rate levels affect the value of the bonds in the portfolio and the value of the Fund as a whole.

Credit Risk

The creditworthiness of bond issuers will affect the value of their bonds, which may decline during the Fund's holding periods and affect the value of the Fund as a whole.

EXPENSE SUMMARIES AND EXAMPLE

The following expense summaries and example should assist you in understanding the various recurring and non-recurring costs and expenses you may directly or indirectly incur with your investment in The AAL Bond Fund.

Shareholder Transaction Expenses

Shareholder transaction expenses are charges you pay when you buy or sell shares of the Fund. For Class A shares, we based expenses on the maximum 4% sales charge, which is reduced on purchases of $25,000 or more. For Class B shares, we based expenses on the maximum 5% contingent deferred sales charge, which is reduced by 1% for each year owned.

SHAREHOLDER                             CLASS          CLASS
TRANSACTION EXPENSES                    A              B

Maximum sales charge imposed
on purchases (as a percentage
of offering price)                      4%             None

Maximum sales charge imposed
on reinvested dividends (as a
percentage of net asset value)          None           None

Maximum deferred sales charge
(as a percentage of net asset
value)                                  None           5%

Redemption fee (The Funds
currently charge $12.00 for
each wire redemption.)                  None           None

Exchange fee                            None           None

Annual Fund Operating Expenses


The following table reflects annual operating expenses paid by the Fund. Annual operating expenses include a management fee paid to the Adviser, 12b-1 distribution and service fees and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports. Operating expenses are expressed ax a percentage of average net assets for the fiscal year ended April 30, 1998. On September 1, 1997, we reduced the advisory fee for this Fund.


ANNUAL FUND OPERATING
EXPENSES (AS A PERCENTAGE               CLASS          CLASS
OF AVERAGE NET ASSETS)                  A              B


Management fee                          0.48%          0.48%

12b-1 distribution
and service fees                        0.25%          1.00%

Other expenses                          0.22%          0.44%

TOTAL FUND OPERATING
EXPENSES                                0.95%          1.92%


Expense Example

The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with an annual return of 5% compounded annually, in each class, for the years shown.

EXPENSE                  CLASS          CLASS          CLASS B NO
EXAMPLE                  A              B              REDEMPTION


After 1 year             $49            $70            $20
After 3 years            $70            $91            $61
After 5 years            $91            $105           $105
After 10 years           $154           N/A*           N/A*


* Class B shares convert into Class A shares after five years.

You should use the expense example for comparison purposes only. It does not represent the Funds actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

FINANCIAL HIGHLIGHTS


The financial highlights table covers The AAL Bond Fund for the periods shown. The information presented is based on a share of beneficial interest outstanding throughout the applicable period. You should read the table in conjunction with the Fund's financial statements and related notes, all of which have been audited by the Funds' independent accountants, Price Waterhouse LLP. At your request, we will provide you, without charge, a copy of The AAL Mutual Funds Annual Report, dated April 30, 1998, containing these financial statements and a more detailed discussion and analysis of the Fund's performance.




                     INCOME FROM INVESTMENT                             LESS DISTRIBUTIONS
                     OPERATIONS

Share Class          NAV:     Net        Net          Total from   Dividends     Distribution      Total
and Periods          Start    Investment Realized     Investment   from Net      from Net          Dividends
                     of       Income     and Un-      Operations   Investment    Realized          and
                     Period   (Loss)     realized                  Income        Gain on           Distributions
                                         Gain(Loss)                              on Investments

Class A shares
Period from
16-Jul-87 to
30-Apr-88            $10.00   $0.602    -$0.360       $0.242       -$0.602       $0.000            -$0.602
Years ended
30-Apr-89              9.64    0.826     -0.255        0.571        -0.826       -0.055             -0.881
30-Apr-90              9.33    0.806     -0.080        0.726        -0.806        0.000             -0.806
30-Apr-91              9.25    0.772      0.510        1.282        -0.772        0.000             -0.772
30-Apr-92              9.76    0.721      0.273        0.994        -0.721       -0.013             -0.734
30-Apr-93             10.02    0.661      0.627        1.288        -0.661       -0.037             -0.698
30-Apr-94             10.61    0.584     -0.660       -0.076        -0.584       -0.260             -0.844
30-Apr-95              9.69    0.580     -0.078        0.502        -0.580       -0.002             -0.582
30-Apr-96              9.61    0.584      0.010        0.594        -0.584        0.000             -0.584
30-Apr-97              9.62    0.595      0.010        0.605        -0.595        0.000             -0.595
30-Apr-98              9.63    0.570      0.360        0.930        -0.570        0.000             -0.570


Class B shares

Period from
08-Jan-97 to
30-Apr-97            $ 9.71   $0.175    -$0.070       $0.105       -$0.175       $0.000            -$0.175
Year ended
30-Apr-98              9.64    0.480      0.350        0.830        -0.480        0.000             -0.480




                                                             SUPPLEMENTAL DATA
                                                             AND RATIOS

                     NAV:     Total      Net Assets          Ratio of            Ratio of          Portfolio
                     End of   Return     at End of           Net                 Net               Turnover
                     Period   for        Period              Operating           Investment        Rate
                              Period                         Expenses            Income(Loss)
                              (1)                            to Average          to Average
                                                             Net Assets*         Net Assets*
                                                             (2)                 (2)


Class A shares

Period from
16-Jul-87 to
30-Apr-88            $9.64     2.56%     $ 20,938,863        0.75%               8.67%              85.88%
Years ended
30-Apr-89             9.33     6.21%       54,006,123        0.83%               8.86%              54.49%
30-Apr-90             9.25     7.84%       94,937,997        0.98%               8.38%              38.00%
30-Apr-91             9.76    14.34%      139,228,954        1.00%               8.06%               6.39%
30-Apr-92            10.02    10.47%      229,309,955        1.03%               7.19%              12.18%
30-Apr-93            10.61    13.22%      370,219,492        1.03%               6.35%              26.12%
30-Apr-94             9.69    -0.99%      442,962,543        1.02%               5.61%              27.75%
30-Apr-95             9.61     5.47%      429,355,163        1.03%               6.12%              44.57%
30-Apr-96             9.62     6.18%      430,846,686        1.01%               5.89%             125.77%
30-Apr-97             9.63     6.43%      389,342,652        0.98%               6.10%             212.49%
30-Apr-98             9.99     9.86%      353,405,552        0.95%               5.77%             483.76%


Class B shares

Period from
08-Jan-97 to
30-Apr-97            $9.64    0.96%      $  390,959          1.86%               5.51%             212.49%
Year ended
30-Apr-98             9.99    8.75%       1,431,449          1.92%               4.74%             483.76%




* If the Fund had paid all of its expenses for Class A and Class B shares, the ratios would be as follows:

Class A shares - Ratio of net operating expenses to average net assets (2):  1.83%, 1.37%, 1.22%, 1.17%, 1.08%, 1.03%, 1.02%, 1.03%,
                 1.01%, .98% and .95%.
Class B shares - Ratio of net operating expenses to average net assets (2):  1.86% and 1.92%.
Class A shares - Ratio of net investment income (loss) to average net assets (2):  7.59%, 8.32%, 8.13%, 7.89%, 7.14%, 6.35%, 5.61%,
                 6.12%, 5.89%, 6.10% and 5.77%.
Class B shares - Ratio of net investment income (loss) to average net assets (2):  5.51% and 4.74%.

(1) Total return assumes reinvestment of all dividends and distributions but does not reflect any deductions for sales charges. The aggregate (not annualized) total return is shown for periods less than one year.

(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis





The AAL Money Market Fund

INVESTMENT OBJECTIVE

The AAL Money Market Fund seeks a high level of current income, consistent with liquidity and the preservation of capital, by investing in a diversified portfolio of high-quality, short-term money market instruments.

INVESTMENT POLICIES

We invest in short-term money market instruments for the Fund, such as:

1) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

2) certificates of deposit, bankers acceptances and similar obligations of U.S. banks, savings associations, foreign branches of U.S. banks and domestic branches of foreign banks, which have total assets of more than $1 billion at the time of purchase, and who are members of the Federal Deposit Insurance Corporation (FDIC);

3) commercial paper that at the time of purchase is defined as First Tier or "Second Tier" by the Investment Company Act of 1940, as long as we do not invest more than 5% of the Fund's total assets in Second Tier commercial paper; and

4) corporate obligations, including variable rate master notes that at the time of purchase are in one of the two highest categories of a NRSRO, or, if unrated, issued by a corporation with outstanding debt that has an equivalent or better rating at the time of purchase.

We make investments for the Fund consistent with Rule 2a-7 under the Investment Company Act of 1940. As such, we invest in securities maturing in 397 days or less and maintain a dollar-weighted average portfolio maturity of not more than 90 days. By limiting the maturity of the Fund's investments, we seek to lessen the changes in asset values caused by fluctuations in short-term interest rates. To the extent it is practical, we try to maintain a constant net asset value per share of $1.00 for the Fund.

We may purchase participation interests (interests in securities held by others) in securities we are authorized to invest for the Fund as described above.

THE U.S. GOVERNMENT NEITHER INSURES NOR GUARANTEES THE INVESTMENTS IN THIS FUND.

ANNUAL ADVISORY FEE

 .    0.50 of 1% on the first $500 million
 .    0.45 of 1% on average daily net assets over $500 million

PORTFOLIO MANAGER

Michael R. Hilt, CFA, has managed the day-to-day Fund investments since November 1, 1995. From April 1994 through August 1995, Mr. Hilt served as portfolio manager and quantitative analyst for Conseco Capital Management, Inc. From August 1992 through April 1994, he served as a portfolio manager and quantitative analyst for PPM America, Inc.

INVESTMENT FACTORS AND RISKS INVOLVED

Interest Rate Risk

Changes in interest rate levels affect the yield.

Credit Risk

The Fund carries the risk that the creditworthiness of some securities issuers may decline during the Fund's holding period.

EXPENSE SUMMARIES AND EXAMPLE

The following expense summaries and example should assist you in understanding the various recurring and non-recurring costs and expenses you may directly or indirectly incur with your investment in the Fund.

 SHAREHOLDER TRANSACTION EXPENSES

Shareholder transaction expenses are charges you pay when you buy or sell shares of the Fund. For Class A shares, you do not pay any sales charges or redemption fees. For Class B shares, we based expenses on the maximum 5% contingent deferred sales charge, which is reduced by 1% for each year owned.

SHAREHOLDER                             CLASS          CLASS
TRANSACTION EXPENSES                    A              B

Maximum sales charge imposed
on purchases (as a percentage
of offering price)                      None           None

Maximum sales charge imposed
on reinvested dividends (as a
percentage of net asset value)          None           None

Maximum deferred sales charge
(as a percentage of net asset
value)                                  None            5%

Redemption fee (The Funds
currently charge $12.00 for
each wire redemption.)                  None           None

Exchange fee                            None           None

ANNUAL FUND OPERATING EXPENSES


The following table reflects annual operating expenses paid by the Fund. Annual operating expenses include a management fee paid to the Adviser, 12b-1 distribution and service fees and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports. Operating expenses are expressed as a percentage of average net assets for the fiscal year ended April 30, 1998, and include the Adviser's waiver of 0.225 of 1% of the 0.50 of 1% maximum advisory fee we could charge for the Fund and a waiver of 0.100 of 1% of the 0.125 of 1% maximum 12b-1 service fees we could charge for Class A and Class B shares, respectively. For the fiscal year ended April 30, 1998, without the expense waivers, "Total Fund Operating Expenses" were 1.04% and 2.01% for Class A and Class B shares, respectively. We anticipate the waiver continuing through the fiscal year end.


ANNUAL FUND OPERATING
EXPENSES (AS A PERCENTAGE               CLASS          CLASS
OF AVERAGE NET ASSETS)                  A              B


Management fee
(after fee waiver)                      0.28%          0.28%

12b-1 distribution and
service fees (after fee waiver)         0.02%          0.77%

Other expenses                          0.38%          0.60%

TOTAL FUND OPERATING
EXPENSES (AFTER FEE WAIVER)             0.68%          1.65%


EXPENSE EXAMPLE

The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with an annual return of 5% compounded annually, in each class, for the years shown.

EXPENSE                  CLASS          CLASS          CLASS B NO
EXAMPLE                  A              B              REDEMPTION


After 1 year             $7             $67            $17
After 3 years            $22            $83            $53
After 5 years            $39            $91            $91
After 10 years           $86            N/A*           N/A*


* Class B shares convert into Class A shares after five years.

You should use this expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

FINANCIAL HIGHLIGHTS


The financial highlights table covers The AAL Money Market Fund for the periods shown. The information presented is based on a share of beneficial interest outstanding throughout the applicable period. You should read the table in conjunction with the Funds financial statements and related notes, all of which have been audited by the Funds independent accountants, Price Waterhouse LLP. At your request, we will provide you, without charge, a copy of The AAL Mutual Funds Annual Report, dated April 30, 1998, containing these financial statements and a more detailed discussion and analysis of the Funds performance.



                     INCOME FROM INVESTMENT                             LESS DISTRIBUTIONS
                     OPERATIONS

Share Class          NAV:     Net        Net          Total from   Dividends     Distribution      Total
and Periods          Start    Investment Realized     Investment   from Net      from Net          Dividends
                     of       Income     and Un-      Operations   Investment    Realized          and
                     Period   (Loss)     realized                  Income        Gain on           Distributions
                                         Gain(Loss)                              on Investments

Class A shares
Period from
16-Jul-87 to
30-Apr-88            $1.00    $0.009     $0.000       $0.009      -$0.009        $0.000           -$0.009
Years ended
30-Apr-89             1.00     0.078      0.000        0.078       -0.078         0.000            -0.078
30-Apr-90             1.00     0.079      0.000        0.079       -0.079         0.000            -0.079
30-Apr-91             1.00     0.068      0.000        0.068       -0.068         0.000            -0.068
30-Apr-92             1.00     0.045      0.000        0.045       -0.045         0.000            -0.045
30-Apr-93             1.00     0.025      0.000        0.025       -0.025         0.000            -0.025
30-Apr-94             1.00     0.019      0.000        0.019       -0.019         0.000            -0.019
30-Apr-95             1.00     0.038      0.000        0.038       -0.038         0.000            -0.038
30-Apr-96             1.00     0.048      0.000        0.048       -0.048         0.000            -0.048
30-Apr-97             1.00     0.051      0.000        0.051       -0.051         0.000            -0.051
30-Apr-98             1.00     0.050      0.000        0.050       -0.050         0.000            -0.050


Class B shares

Period from
08-Jan-97 to
30-Apr-97            $1.00    $0.013     $0.000       $0.013      -$0.013        $0.000           -$0.013
Year ended
30-Apr-98             1.00     0.038      0.000        0.038       -0.038         0.000            -0.038




                                                             SUPPLEMENTAL DATA
                                                             AND RATIOS

                     NAV:     Total      Net Assets          Ratio of            Ratio of          Portfolio
                     End of   Return     at End of           Net                 Net               Turnover
                     Period   for        Period              Operating           Investment        Rate
                              Period                         Expenses            Income(Loss)
                              (1)                            to Average          to Average
                                                             Net Assets*         Net Assets*
                                                             (2)                 (2)


Class A shares

Period from
16-Jul-87 to
30-Apr-88            $1.00    0.91%      $ 7,990,507         0.07%               7.06%             NA
Years ended
30-Apr-89             1.00    8.10%      143,217,501         0.76%               8.29%
30-Apr-90             1.00    8.24%      223,447,573         1.04%               7.84%
30-Apr-91             1.00    7.07%      228,465,749         1.07%               6.85%
30-Apr-92             1.00    4.54%      147,584,931         1.11%               4.56%
30-Apr-93             1.00    2.53%       83,274,493         1.13%               2.53%
30-Apr-94             1.00    1.95%       65,008,303         1.26%               2.00%
30-Apr-95             1.00    3.92%       70,210,675         1.17%               3.95%
30-Apr-96             1.00    4.94%      116,014,091         0.83%               4.89%
30-Apr-97             1.00    5.21%      189,616,902         0.55%               4.91%
30-Apr-98             1.00    5.12%      240,737,453         0.68%               4.98%


Class B shares

Period from
08-Jan-97 to
30-Apr-97            $1.00    1.32%      $  569,097          1.78%               3.81%             NA
Year ended
30-Apr-98             1.00    4.26%       1,200,622          1.65%               4.02%




* If the Fund had paid all of its expenses for Class A and Class B shares, the ratios would be as follows:

Class A shares - Ratio of net operating expenses to average net assets (2):  1.76%, 1.18%, 1.04%, 1.07%, 1.11%, 1.27%, 1.51%, 1.42%,
                 1.28%, 1.10% and 1.04%.
Class B shares - Ratio of net operating expenses to average net assets (2):  3.54% and 2.01%.
Class A shares - Ratio of net investment income (loss) to average net assets (2):  5.37%, 7.87%, 7.84%, 6.85%, 4.56%, 2.38%, 1.75%,
                 3.70%, 4.46%, 4.36% and 4.62%.
Class B shares - Ratio of net investment income (loss) to average net assets (2): 2.05% and 3.67%.

(1) Total return assumes reinvestment of all dividends and distributions but does not reflect any deductions for sales charges. The aggregate (not annualized) total return is shown for periods less than one year.

(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.





Additional Investment Factors And Risks Regarding The Funds

TEMPORARY DEFENSIVE PURPOSES

We have a temporary defensive position policy that allows us to invest up to 100% of a Fund's total assets in cash and short-term money market obligations, including tax-exempt money market funds and investment grade fixed-income securities when significant adverse market, economic, political or other circumstances require immediate action to avoid losses. Primarily, we may purchase the following types of securities for temporary defensive purposes:

 .    securities  issued or guaranteed by the U.S.  government or its agencies or instrumentalities;

 .    commercial  paper  rated  at the time of  purchase  in the  highest  rating category by NRSROs; and

 .    bank obligations,  including repurchase  agreements,  of banks having total assets in excess of $1 billion.

We may invest up to 100% of The AAL International Fund's total assets in U.S. securities or in securities primarily traded in one or more foreign countries, or in debt securities to a greater extent than 20%.

INTEREST RATE RISK

For The AAL Balanced, High Yield Bond, Municipal Bond, Bond and Money Market Funds and, to some extent, The AAL Equity Income Fund, you can expect that interest rate changes will significantly impact upon the value of your Fund investments. Interest rates are influenced by supply and demand as well as economic monetary policies. In general, a decline in prevailing interest rate levels generally will increase the value of the securities, particularly the bonds, held in a Fund's portfolio and vice versa. As a result, interest rate fluctuations will affect a Fund's net asset values but not the income received from its existing portfolio. However, changes in the prevailing interest rate level will affect the yield on subsequently purchased securities. Because yields on the securities available for purchase by the Funds will vary over time, we cannot assure a specific yield on a Fund's shares.

Longer-term bonds are more sensitive to interest rate changes than shorter-term bonds, reflecting the greater risk of holding these bonds for a longer period of time. Longer-term bond prices increase more dramatically when interest rates fall and decrease more dramatically when interest rates rise. Prices of short-term debt, such as money market instruments, are less price sensitive to interest rate changes because of their short duration. Securities that pay high dividends, like bonds, are more sensitive to interest rate levels than other equity securities that pay low dividends.

INVESTING IN BONDS VERSUS INVESTING IN A MUTUAL FUND

Investing in a mutual fund that owns bonds is not the same as buying an individual bond. Both bonds and funds owning bonds offer regular income. While individual bonds can offer a fixed amount of regular income until maturity, a mutual fund portfolio may include a constantly changing pool of bonds with differing interest rates and maturity prices. Both share prices and dividends may fluctuate in a mutual fund owning bonds.

INVESTMENT GRADE AND MEDIUM GRADE BOND INVESTMENTS

We may purchase investment grade bonds for The AAL International, Equity Income, Balanced, High Yield Bond, Municipal Bond and Bond Funds. A debt or other fixed-income security is considered investment grade if it is rated investment grade by a NRSRO, such as BBB or better by Duff and Phelps Credit Rating Co. ("D&P") and S&P or Baa or better by Moody's. Securities rated in the fourth highest category, such as BBB by D&P or S&P or Baa by Moody's, are considered medium grade bonds and have more sensitivity to economic changes and speculative characteristics. If a bond in a Fund has lost its rating or has its rating reduced, the Fund does not have to sell the security, but the Adviser will consider the lost or reduced rating in determining whether that Fund should continue to hold the bond.

HIGH YIELD BOND INVESTMENTS

We may invest in high yield bonds for The AAL International (up to 20% of total assets), Equity Income (up to 5% of total assets) and High Yield Bond Funds.

Credit Risk: The primary risk of investing in the high yield sector is the credit risk. Bonds rated below investment grade have greater risks of default than investment grade bonds (including medium grade bonds) and, may in fact, be in default. Issuers of high yield bonds usually do not have strong historical financial conditions, requiring them to offer higher yields to compensate for the greater risk of default on the payment of interest and principal. These bonds have speculative characteristics or are speculative. As a result, their market values are less sensitive to interest rate changes on a short-term basis, but more sensitive to adverse economic developments or individual corporate developments because of their lower credit quality. During an economic downturn or period of rising interest rates, issuers of lower-rated bonds may have more difficulty meeting their principal and interest payment obligations or obtaining additional financing to make the interest payments on their debt. When issuers have difficulty meeting projected goals or obtaining additional financing, the default rate on high yield bonds will likely rise.

Market Risk: Frequently, high yield bonds are less liquid than investment grade bonds. In some cases, these bonds have no resale market at all. As a result, these bonds are more difficult to price accurately and are subject to price volatility. We may experience difficulty in valuing the high yield securities in these portfolios or purchasing or disposing of them on favorable terms, particularly during adverse market or economic conditions. In the event of an illiquid market or in the absence of readily available market quotations for certain high yield bonds in the Funds' portfolios, our judgment will play a greater role in valuing the securities.

CONVERTIBLE BONDS

Except for The AAL Money Market Funds, we may invest in convertible bonds, subject to any restrictions on the quality of bonds in which a Fund may invest. We also may retain any stocks received upon conversion that do not fall within the Fund's investment parameters to: (1) permit orderly disposition; (2) establish a long-term holding basis for Federal income tax purposes; or (3) seek capital growth.

Convertible bonds are often rated below investment grade or not rated because they fall below debt obligations and just above equities in order of preference or priority on the issuer's balance sheet. Hence, any issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade debt.

MORTGAGE-BACKED SECURITIES

For The AAL Balanced, High Yield Bond and Bond Funds, we may invest in mortgage-backed securities with amortizing payments consisting of both interest and principal and prepayment privileges (the ability to prepay the principal or a portion thereof without penalty). Mortgaged-backed securities represent interest in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Various government, government-related and private organizations combine these mortgages for sale to investors (i.e., the Government National Mortgage Association ("GNMA") guarantees and issues mortgage-backed securities). Mortgage-backed securities generally provide for a "pass through" of monthly payments made by individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of the securities. The yield on these securities applies only to the unpaid principal balance. We reinvest the periodic payments of principal and interest and prepayments, if any, in securities at the prevailing market interest rates. The prevailing rates may be higher or lower than the rate on the original investment. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities tend to accelerate. Accordingly, any prepayments on mortgage-backed securities that we hold for a Fund reduce our ability to maintain positions in high-yielding, mortgage- backed securities and reinvest the principal at comparable yields for the Fund. If we buy any mortgage-backed securities for a Fund at a premium, the Fund receives prepayments, if any, at par or stated value, which lowers the return on the Fund.

PORTFOLIO TURNOVER


We expect The AAL Small Cap Stock, Mid Cap Stock, High Yield Bond, Municipal Bond and Bond Funds to have portfolio turnover greater than 100%, and the other Funds to have a portfolio turnover of less than 100%. We do not calculate a portfolio turnover rate for The AAL Money Market Fund because of the short maturities of its investments. Due to the high volume of buying and selling activity in a portfolio with turnover in excess of 100%, we may pay more commissions for a Fund. We also may realize more taxable gains than in portfolios with less turnover, which may result in an increase in a Fund's expenses and lower returns for shareholders. We may trade for a Fund at a portfolio rate significantly exceeding 100% (i.e., 400% or more for The AAL Bond
Fund), when we believe the benefits of short-term investments outweigh any increase in transactions costs or capital gains. For more information on transaction expenses and taxes, please refer to sections entitled "Portfolio Transactions," "Dividends, Distributions, and Taxes," and "Yield and Performance Information."


REPURCHASE AGREEMENTS AND BORROWING

To earn income on available cash or for temporary defensive purposes, we may invest in repurchase agreements for the Funds. We must hold an amount of cash or government securities at least equal to the market value of the securities held pursuant to the agreement. In the event of a bankruptcy or other default of a seller of a repurchase agreement, we may experience delays and expenses in liquidating the securities, declines in the securities' value and loss of interest for a Fund. We may borrow money, but only from banks and only for temporary or emergency purposes. We may not borrow more than 10% of a Fund's net assets and we must repay any amount we borrow for a Fund before we can buy additional securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

To ensure the availability of suitable securities, we may buy when-issued or delayed delivery securities for The AAL International, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond and Money Market Funds. Generally, we will not pay for when-issued securities or start earning interest until we have received the underlying securities for the Funds. We do not speculate in when-issued securities for the Funds. We purchase the securities with the expectation of acquiring the underlying securities when delivered. However, we sell when-issued securities before the settlement date when we believe it is in the best interest of a Fund.

LENDING PORTFOLIO SECURITIES

To generate additional income, we may from time to time lend securities from a Fund's portfolios to brokers, dealers and financial institutions such as banks and trust companies. You will find a full explanation of portfolio securities lending and the restrictions thereon in the Statement of Additional Information. Presently, we do not intend to lend portfolio securities for the Funds.

ILLIQUID AND RESTRICTED SECURITIES

Except for The AAL Money Market Fund, we may hold up to 15% of a Fund's net assets in illiquid securities. We may hold up to 10% of The AAL Money Market Fund's net assets in restricted and other illiquid securities. Illiquid securities are securities we believe cannot be sold within seven days in the normal course of business at approximately the amount at which we have valued or priced the securities for a Fund, including securities we acquired in private placements that have restrictions on their resale ("restricted securities"). We deem time deposits and repurchase agreements maturing in more than seven days illiquid. Because an active market may not exist for illiquid securities, we may experience delays and additional cost when trying to sell illiquid securities. For more information on restricted and other illiquid securities regarding The AAL Money Market Fund, please refer to the Statement of Additional Information, "Privately Issued Securities: The AAL Money Market Fund." The Board of Trustees has established procedures for determining the liquidity of Fund securities and has delegated the day-to-day liquidity determinations to the Adviser.

Subject to the limitations for illiquid investments stated above, we may purchase liquid restricted securities eligible for resale under Rule 144A under the Securities Act of 1933 (the "Act"), without regard to the 15% or 10% limitation. Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities not registered under the Act. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable market values for 144A securities and the ability to liquidate these investments to satisfy redemption orders. However, an insufficient number of qualified institutional buyers interested in purchasing certain Rule 144A securities held by a Fund could adversely affect their marketability, causing us to sell the securities at unfavorable prices.

VARIABLE RATE DEMAND NOTES

All of the Funds may purchase variable rate securities. The AAL Money Market Fund may purchase variable rate securities (the yields will vary in relation to changes in specific money market rates, such as the prime rate) with actual maturities of 397 days or more, but only under conditions established by the Securities and Exchange Commission rules that permit such securities to be considered as having maturities of less than 397 days. We intend to invest in these longer-term variable rate securities only when, in our view, we may be able to take advantage of the higher yield that is usually paid on these securities over other short-term securities, and it appears to us that the variable rates on these securities may reduce the fluctuations in market value typical of longer-term securities. We also may purchase variable rate securities with a put option, which may further reduce the risk of fluctuations in market value.

STRUCTURED SECURITIES

The AAL International Fund may invest in structured notes and/or preferred stocks. These securities have a value (i.e., principal amount at maturity and/or coupons or dividend amounts) linked to currencies, interest rates, commodities, indices or other financial indicators. Typically, these securities are debt securities or deposits whose value at maturity (i.e., principal value) or coupon rate is determined by reference to a specific instrument or statistic. For example, gold structured securities may provide for maturity values that depend on the price of gold, resulting in securities whose prices tend to rise and fall together with gold prices. These securities involve additional risk, including structures that may reduce the coupons and/or dividend amounts to zero or the redemption amounts payable at maturity as a result of a decline in the value of the underlying instrument. Structured securities may have more volatility than the price of the underlying instrument.

FUTURES CONTRACTS AND OPTIONS

Except for The AAL Money Market Fund, we may engage in options, futures and options on futures transactions for the Funds, but only for bona fide hedging or other permissible risk management purposes. Generally, we do not make these investments if the initial margin deposits and premiums paid for un-expired options exceed 5% of a Fund's total assets.

In addition, we do not:

 .    commit more than 25% of a Fund's net assets to such instruments;

 .    commit more than 25% of a Fund's net assets to covered options; or

 .    commit more than 5% of a Fund's net assets to the  premiums for put or call options.

Our options transactions and short sale transactions only consist of techniques to hedge an unrealized gain on portfolio securities, such as:

1) selling short against the box, which involves selling short securities a Fund already owns for delivery at a later date;

2) purchasing covered put options on portfolio securities, which allows us to sell a Fund's securities to the writer (seller) of the option at a set price on or before the expiration date of the option;

3) selling covered call options, which allows the holder of the options written by us for a Fund to purchase securities at a set price before the expiration date; and

4) entering into closing transactions with respect to such options.

If we sell a security short against the box for a Fund, we may protect unrealized gains, but we may lose the opportunity to profit on such securities if the price rises. When we purchase covered put options for a Fund, we pay the premiums for the options. We receive premiums for a Fund when we write (sell) covered call options. The premiums we receive for a Fund from writing (selling) covered call options may be completely or partially offset by any declines in the prices of the underlying securities.

Also, we may purchase stock index options, write covered stock index options and enter into closing transactions on these options.

We deal only in exchange-traded or over-the-counter options on securities and stock indexes.

Our futures transactions for the Funds may include instruments such as interest rate and index futures contracts and options thereon. We may use futures transactions for several reasons, including: (1) hedging unrealized portfolio gains; (2) minimizing adverse principal fluctuations in a Fund's debt and fixed-income securities; or (3) as a means of adjusting exposure to various markets.

Our ability to use futures and options transactions successfully depends upon our skill for predicting the level and direction of the securities, options and futures markets, interest rates and other factors. An incorrect prediction may make the implementation of the hedging strategy in furtherance of a Fund's investment objectives difficult. For example, significant differences may exist between the securities and the options and futures markets that could result in an imperfect correlation between them. Also, an incorrect prediction on the changes in the level and direction of interest rates could cause us to have a lower return for the Fund than it would have had if we had not attempted the hedging transaction. In the absence of the ability to hedge, however, we might take portfolio actions in anticipation of the same market movements with similar investment results, but, presumably, at greater transaction costs.

FOREIGN CURRENCY TRANSACTIONS

Foreign securities have currency risk, meaning the risk that changes in foreign currency exchange rates and exchange control regulations will affect favorably or unfavorably the U.S. dollar value of these securities (and any income generated thereon). To manage this risk and facilitate the purchase and sale of foreign securities for a Fund, we may engage in foreign currency transactions involving: (1) the purchase and sale of forward foreign currency exchange contracts (agreements to exchange one currency for another at a future date);
(2) options on foreign currencies; (3) currency futures contracts; or (4) options on currency futures contracts. Although we use foreign currency transactions to protect against adverse currency movements, they involve the risk that we may not accurately predict the currency movements, which could adversely affect a Fund's total return. We set forth further information on foreign securities and currency transactions in the Statement of Additional Information.

FOREIGN SECURITIES

The AAL Small Cap Stock (up to 10% of net assets), Mid Cap Stock (up to 10% of net assets), International, Capital Growth (up to 10% of net assets), Equity Income and Balanced Funds may invest in foreign securities domestically through depository receipts (i.e., American Depository Receipts ("ADRs")) and securities of foreign issuers traded on a U.S. national securities exchange or the Nasdaq National Market. The AAL Balanced (bond sector), High Yield Bond and Bond Funds may invest up to 20% of their net assets in debt securities of foreign issuers that are payable in U.S. dollars. The AAL International Fund and The AAL Equity Income Fund (up to 15% of its net assets) may invest in foreign securities primarily trading in countries outside of the United States. Foreign securities may present a greater degree of risk (including risks related to tax provisions or appropriation of assets) than do securities of domestic issuers.

FOREIGN INVESTING EXPENSES

Investing in foreign securities costs more than investing in U.S. securities due generally to higher transaction costs, such as the commissions paid per share. As a result, Funds that invest in foreign securities tend to have higher expenses, particularly funds that invest primarily in foreign securities (i.e., The AAL International Fund). In addition to higher commissions, they generally have higher advisory and custodial fees. However, you may find investing in a fund that purchases foreign securities a more efficient way to invest in foreign securities than investing in individual foreign securities. Higher expenses attributable to a Fund that invests in foreign securities does not mean that the Fund has higher expenses than other funds with similar investment policies and percentages of assets invested in foreign securities.

RISK OF INVESTING IN FOREIGN SECURITIES

Currency Risk

Even though a Fund may hold securities denominated or traded in foreign currencies, we measure a Fund's performance in terms of U.S. dollars, which may subject the Fund to foreign currency risk. Foreign currency risk is the risk that the U.S. dollar value of foreign securities (and any income generated therefrom) held by a Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Therefore, the net asset value of a Fund may go up or down as the value of the dollar rises or falls compared to a foreign currency.

Liquidity Risk

Foreign markets or exchanges tend to have less trading volume than the NYSE or other domestic stock exchanges or markets, meaning the foreign market may have less liquidity. The lower liquidity in a foreign market can affect our ability to purchase or sell blocks of securities and obtain the best price in the foreign market for a Fund. Foreign markets tend to have greater spreads between bid and asked prices, trading interruptions or suspensions and brokerage and other transaction costs. Settlement practices vary from country to country and many foreign markets have longer settlement periods for their securities in comparison to domestic securities. These differing practices may cause us to lose opportunities for favorable purchases elsewhere and interest income. Also, foreign markets may trade on days when the Funds do not value their portfolios. This means that a Fund's Net Asset Value can change on days when a shareholder cannot access his or her account. We may incur extra costs for a Fund when involved in currency hedging. For example, restrictions on converting a foreign currency into U.S. dollars may adversely affect the value of a Fund.

Political, Economic and Market Risks

The degree of political and economic stability varies from country to country. If a country expropriates money from foreigners or nationalizes an industry, a Fund may lose some or all of any particular investment in that country. Individual foreign economies may vary favorably or unfavorably from the U.S. economy in such areas as growth of gross national product, inflation rate, savings, balance of payments and capital investment, which may affect the value of a Fund's Investment in any foreign country.

Government Regulation

Many foreign countries do not subject their markets to the same degree and type of laws and regulations that cover the U.S. markets. Also, many foreign governments impose restrictions on investments in their capital markets as well as taxes or other restrictions on repatriation of investment income. The regulatory differences in some foreign countries make investing or trading in their markets more difficult and risky.

Non-Uniform Corporate Disclosure Standards

Many countries have laws making information on publicly-traded companies, banks and governments unavailable, more difficult to obtain, incomplete or unavailable. The lack of uniform accounting standards and practices among countries impairs the ability of investors to compare common valuation measures, such as price/earnings ratios, as applied to securities of different countries.

INVESTMENT RESTRICTIONS

In addition to specific investment restrictions described in the SAI, only a vote of the majority of the outstanding shares can change:

 .    except  for The AAL  Balanced  and High Yield Bond  Funds,  the  investment objective of a Fund;

 .    the policies on borrowing and lending securities;

 .    the restriction on concentrating  investments in a single  industry,  which limits a Fund from investing more than 25% of its net assets (25% of the total assets for The AAL Small Cap Stock, International, Balanced and High Yield Bond Funds) in any single industry. This restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; and

 .    the restriction  requiring issuer  diversification  by limiting a Fund from investing more than 5% of its net assets in a single issuer, except that up to 25% of its net assets may be invested without regard to this limitation. This restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

With the exception of the fundamental investment policy requiring us to invest at least 80% of The AAL Municipal Bond Fund's net assets in municipal securities, the Board of Trustees may change any of the Funds' other investment policies without shareholder approval. For example, the Board of Trustees may change the policies regarding specific investments, discussed above (other than the policies on borrowing and securities lending). We have included a description of all of the investment restrictions applicable to the Funds in the Statement of Additional Information.

BOARD OF TRUSTEES

Our Board of Trustees* decides matters of general policy and reviews the activities of the Adviser and the officers who conduct and supervise the daily business operations of the Funds.

The Trustees, their business addresses and principal occupations during the past five years are:

JOHN H. PENDER**
P. O. Box 250
Dunbar, WV 25064
DOB 5/25/30
Chairman of the Board of Trustees and from 1987 through May 1996, President of the Funds; prior to 1996, Senior Vice President and Chief Investment Officer, Aid Association for Lutherans (fraternal benefit society) and prior to 1992, Treasurer

F. GREGORY CAMPBELL
2001 Alford Park Drive
Kenosha, WI 53140
DOB 12/16/39
Trustee;  President of Carthage College, Kenosha, WI; Director, Kenosha Hospital
and  Medical  Center;   Chairman,   WI  Assoc.   of  Independent   Colleges  and
Universities; Board Member, Kenosha Area Development; and Board Member, Prairie High School

RICHARD L. GADY
One Central Park Plaza
Omaha, NE 68102
DOB 2/28/43
Trustee; and Vice President, Public Affairs and Chief Economist, ConAgra, Inc. (a food and agriculture corporation)

D. W. RUSSLER
P. O. Box 84
Minocqua, WI 54548
DOB 10/28/28
Trustee;   from  1984  through  1988,   Senior  Vice   President,   Finance  and
Administration, NCR Corporation; Director, Capital Markets Assurance Corporation
(reinsurance);   and  Member,  Advisory  Board--Saratoga  Partners  II  and  III
(corporate buy-out limited partnership)

LAWRENCE M. WOODS
P. O. Box 1860
Worland, WY 82401
DOB 4/14/32
Trustee; and Former Executive Vice President and Director, Mobil Oil Corp. (international oil company)

RONALD G. ANDERSON**
4321 North Ballard Road
Appleton, WI 54919
DOB 10/2/48
Trustee and President; Senior Vice President and CFO, Aid Association for Lutherans; President, AAL Capital Management Corporation; Director, General Re -- CKAG Reinsurance and Investment S.ar.L. (Luxembourg reinsurance corporation); and From 1991 through 1996, Chairman, General Re Financial Products and from 1995 through 1996, Vice President Corporate Development, General Re (both reinsurance)

JOHN O. GILBERT**
4321 North Ballard Road
Appleton, WI 54919
DOB 8/30/42
Trustee; President and Chief Executive Officer, Aid Association for Lutherans; Regent, Luther College; Director, Life Office Management Association Inc.

* All of the Trustees except for Mr. Pender are Directors of the AAL Variable Product Series Fund, Inc..

** Denotes an "interested person" of the Funds as defined in the Investment Company Act of 1940.


MANAGEMENT OF THE TRUST

THE ADVISER

Under an Investment Advisory Agreement with the Trust, and subject to the supervision of the Funds' Board of Trustees, we, as the Adviser (AAL CMC), manage the investment and reinvestment of the Funds' assets, provide the Funds with personnel, facilities, and administrative services, and supervise the Funds' daily business affairs. We formulate and implement a continuous investment program for the Funds consistent with each Fund's investment objectives, policies and restrictions.

We provide office space as well as executive and other personnel to the Funds. In addition to investment advisory fees, each Fund incurs the following expenses: legal, auditing and accounting expenses; trustees' fees and expenses; insurance premiums; brokers' commissions; taxes and governmental fees; expenses of issuing and redeeming shares; organizational expenses; expenses of registering or qualifying shares for sale; postage and printing for reports and notices to shareholders; fees and disbursements of the Custodian and Transfer Agent; certain expenses with respect to membership fees of industry associations; and any extraordinary expenses, such as litigation expenses.

We have engaged Societe Generale Asset Management Corp., 1221 Avenue of the Americas, New York, NY 10020, to act as Sub-Adviser for The AAL International Fund. The Sub-Adviser has registered as an investment adviser under the securities laws. Societe Generale, which is one of France's largest banks, indirectly owns the Sub-Adviser. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to the direction of the Adviser and the Board of Trustees, determines the securities that The AAL International Fund purchases or sells and renders other assistance to the Adviser in formulating and implementing the investment program for the Fund.


         Year 2000

Year 2000 is approaching and we are addressing potential problems that could affect our systems and systems of those of The AAL Mutual Funds' other service providers, such as the Funds' transfer agent, Firstar Trust Company. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way the software encodes and calculates dates. We have formed a committee that is reviewing our systems as well as actively working with The AAL Mutual Funds' other service providers to address the Year 2000 problem. At this time, however, we cannot assure that these steps will be sufficient to avoid any adverse impact on the Funds.



PORTFOLIO TRANSACTIONS

As the Adviser (AAL CMC), we direct the placement of orders for the purchase and sale of the Funds' portfolio securities. In directing orders, we consider a number of factors to attain what we believe is the best combination of price and execution for the Funds, including: when we believe that more than one broker or dealer is capable of providing the best combination of price and execution in a transaction. Normally, we select a broker or dealer who furnishes research services.

As the Adviser, we may have other clients for which we are making investment and order placement decisions similar to the Funds. When making simultaneous purchases or sales for the Funds and another client, if any, our decisions could have a detrimental effect on the price or volume of the securities purchased or sold for the Funds. In other cases, simultaneous purchases or sales of securities for the Funds and our other clients could provide the Funds with the ability to participate in volume transactions that may cost less per share or unit traded than smaller transactions.

BUYING CLASS A AND B SHARES IN THE FUNDS

You can buy Class A and Class B in the Funds through a licensed registered representative, by mail or wire transfer. Sales charges and ongoing asset based distribution fees mark the primary differences between Class A and Class B shares.
We describe the differences between the types of shares below.

CLASS A SHARES


Up Front Sales Charge

You buy Class A shares of each Fund, except for The AAL Money Market Fund, at net asset value ("NAV") plus a maximum sales charge ("load") of 4.00% of the public offering price ("POP") incurred at the time of purchase. As a result, we do not impose a sales charge when an investor redeems Class A shares of a Fund. We may reduce or waive sales charges on certain purchases. The chart below shows the sales charge percentage for Class A shares imposed at different dollar level purchases.


You buy Class A shares of The AAL Money Market Fund at net asset value without a sales charge and you do not pay a fee upon redemption.


                                   Breakpoints

Your Investment               Sales Charge             Sales Charge             50%Sales            50% Sales
Amount                        as a % of POP*           as a % of Net            Charge as a         Charge as a %
                                                       Amount Invested*         % of POP*           of Net Amount
                                                                                     Invested*

Less than $25,000             4.00%                    4.17%                    2.00%               2.04%

$25,000
but less than $50,000         3.75%                    3.90%                    1.88%               1.91%

$50,000
but less than $100,000        3.00%                    3.09%                    1.50%               1.52%

$100,000**
but less than $250,000        2.00%                    2.04%                    1.00%               1.01%

$250,000
but less than $500,000        1.00%                    1.01%                    0.50%               0.50%

$500,000 and up*              0.00%                    0.00%                    0.00%               0.00%



* Registered Representatives may receive compensation not exceeding 75% of the sales charge on amounts purchased and may receive compensation not exceeding .50 of 1% of amounts invested at $500,000 and up.

** You should purchase Class A shares at this level of investment and above.

Reducing Your Sales Charge

We may reduce your sales charges on purchases of Class A shares under certain circumstances, described below. If you are eligible for one of these reductions, you must tell us or your Registered Representative at the time you purchase Class A shares or you may or may not receive the reduction. Trustees, directors and employees of the Funds and the Adviser and Sub-Adviser, as well as persons licensed to receive commissions for sales of The Funds may not pay a sales charge on their purchases or on purchases made by family members residing with them. We reserve the right to stop or change these reductions at any time.

50% Reduction: Non-profit organizations, charitable trusts, charitable remainder unitrusts, endowments, AAL branches and congregations pay only 50% of the normal sales charge so long as there is a meaningful Lutheran affiliation. The reduction does not apply to 403(b)(7) Retirement Plan Accounts.


Right of Accumulation: You can combine all your Class A, Class B and Institutional share purchases, including the purchases of family members who live with you, when computing your current sales charge for Class A shares. Eligible shares for combination in computing the sales charge include those contained in individual, joint tenant, gift/transfer to minor, trust and IRA accounts. Employer sponsored plans can link the shares in the plan for purposes of calculating a sales charge reduction. Rights of accumulation include the value of all Class A shares at the public offering price, all Class B shares, all Institutional shares, and reinvested dividends and capital gains.


Letter of Intent

To reduce your sales charge on purchases above the breakpoints listed above, you can sign a letter of intent if you intend to invest more than the dollar amount at any one breakpoint during the next 13 months. Class A or Class B share purchases fulfill the Letter of Intent, but you receive a reduced sales charge on Class A shares only. You can include purchases in accounts you have linked for purposes of the Right of accumulation, and you can back date a Letter of Intent to include purchases made in the last 90 days. However, we do not recalculate the sales charge on prior purchases.

You do not have any obligation to buy additional shares. During the Letter of Intent period, we will escrow shares totaling 5% of the investment goal. If for some reason you do not fulfill the Letter of Intent within the 13-month period, we will sell escrowed shares to cover any additional sales charges due from you. You should sign only one Letter of Intent for all accounts combined under Right of Accumulation.

Share purchases in The AAL Money Market Fund do not apply toward your Letter of Intent, unless you paid a sales charge and exchanged them into shares of The AAL Money Market Fund.

CLASS B SHARES

Contingent Deferred Sales Charge

You buy Class B shares of each Fund at net asset value with no initial sales charge. However, you may pay a contingent deferred sales charge (expressed as a percentage of the lesser of the current net asset value or original cost) of up to 5% if you redeem shares within five years after purchase. We do not impose a contingent deferred sales charge on shares you acquire through the reinvestment of dividends and capital gains. To reduce your cost, when you redeem shares in a Fund, you will redeem either shares that are not subject to a contingent deferred sales charge (i.e., those bought through reinvestment of dividends and capital gains) or shares with the lowest contingent deferred sales charge. We waive the contingent deferred sales charge upon redemption of shares following the death or disability of a shareholder or for mandatory or hardship distributions from retirement plans, IRAs and 403(b) plans or to meet certain retirement plan requirements. Also, we reduce the amount of a contingent deferred sales charge depending on the amount of years from the purchase of Class B shares until the sale of those shares according to the following table:

Years After                   Deferred Sales Charge on
Purchase                            Shares Sold*

1st year                               5.00%
2nd year                               4.00%
3rd year                               3.00%
4th year                               2.00%
5th year                               1.00%
After 5th year                         0.00%


*Registered Representatives may receive compensation upon the sale of Class B shares in the amount of up to 1.25% of the purchase amount even if such shares are not redeemed within five years of purchase and thus not subject to a CDSC.


We base the sales charge on the lesser of the net asset value of the shares at the time of the purchase or at the time of the sale.

You should not consider buying Class B shares if you can elect the 50% reduction for purchases of Class A shares or you are investing $100,000 or more in the Funds. ALSO, BECAUSE OF THE HIGHER EXPENSES, YOU SHOULD NOT CONSIDER BUYING CLASS B SHARES OF THE AAL MONEY MARKET FUND UNLESS YOU INTEND TO EXCHANGE THEM FOR OTHER CLASS B SHARES OR AS PART OF THE AAL MUTUAL FUNDS CAPITAL BUILDER PLAN (SEE PAGE __).

Conversion to Class A shares

Your Class B shares automatically convert to Class A shares after 5 years from the purchase date, reducing future annual expenses. Class B shares provide the benefit of putting all of your dollars to work from the time you make your investment. However, until your Class B shares convert to Class A shares, you will have a higher expense ratio, receive lower dividends and may have a lower net asset value than Class A shares due to the higher 12b-1 fees.

You should consider the amount and intended length of time of your investment when determining which share class would benefit you the most. In general, if you intend to make a large investment, thus qualifying for a reduced sales charge, you might consider purchasing Class A shares. If you intend to make a smaller investment, you might consider Class B shares because 100% of your purchase is invested immediately.

PURCHASE PRICE


The price of a Fund's share is based on its net asset value. We determine a Fund's net asset value (NAV) per share once daily at the close of trading on the New York Stock Exchange (NYSE) (normally 3:00 p.m. Central Time). If our Transfer Agent receives your order in proper form prior to the close of trading on the NYSE, you will receive that day's price. If not, you will receive the price when it is next calculated. The share price (net asset value per share) will decline on the ex-dates when The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income and Balanced Funds distribute dividends. Capital gains reduce the share prices of all Funds by the amount of the distributions. If you buy shares before the record date ("buying the dividend"), you will pay the full price for shares and then receive a portion of the price back as a taxable distribution.


MINIMUM PURCHASE AMOUNT
PER ACCOUNT PER TRANSACTION

Minimum
Purchase Amount
Per Account                        Initial        Additional
Per Transaction                    Purchase       Purchase
---------------------------------------------------------------

Regular Account                    $1,000         $    50

IRA                                $  250         $    50
Automatic
Investment Plan                    $    0         $    25

Letter of Intent
(over a 13-month period)                          $25,000
---------------------------------------------------------------

The Funds may waive the minimum investment amount needed to open or add to an account for certain employer-sponsored accounts.

OPENING A NEW ACCOUNT

Your AAL Capital Management Corporation Registered Representative is ready to help you open a new account. If you do not know the name of your Registered Representative, please call the Mutual Fund Service Center at 800-553-6319. The Telecommunications Device for the Deaf (TDD) is 800-684-3416.

To open your account, just follow these steps:

1. After reviewing this prospectus, complete an AAL Mutual Funds Application and New Account Form, which should be attached to the prospectus, for every different account registration. For example, you need separate applications for an individual account in The AAL Bond Fund and an IRA invested in The AAL Bond Fund. Remember to designate whether you are purchasing Class A shares or Class B shares. If you do not complete the application properly, your purchase may be delayed or rejected;

2. Make your check payable to the Fund you are buying, for example, "The AAL Bond Fund." If you are buying more than one Fund, make your check payable to "THE AAL MUTUAL FUNDS." DO NOT MAKE YOUR CHECK PAYABLE TO AAL OR AAL CAPITAL MANAGEMENT CORPORATION; and

3.   Mail your completed application and check to:

     THE AAL MUTUAL FUNDS
     222 W. COLLEGE  AVE.
     P. O. BOX 8004
     APPLETON, WI  54913-8004.

BUYING SHARES FOR THE FIRST TIME BY WIRE

If your bank is a member of or has a corresponding relationship with a member of the Federal Reserve System, you can buy shares of the Funds by wire transfer by following these steps:

1.   Call AAL Capital  Management  Corporation at  800-553-6319  (The AAL Mutual
     Funds  Service  Center  ("Service   Center"))  and  provide  the  following
     information:

 .    your account registration;

 .    the name of the Fund(s) in which you want to invest and whether you wish to buy Class A or Class B shares;

 .    your address;

 .    your Social Security or tax identification number;

 .    the dollar amount;

 .    the name of the wiring bank; and

 .    the name and the telephone  number of the person at your bank who the Funds can contact about your purchase.

We must receive your wire order before the closing of the NYSE (normally 3:00 p.m. Central Time) to receive that day's price.

2.   Instruct your bank to use the following instructions when wiring funds:

WIRE TO: FIRSTAR BANK MILWAUKEE, N. A.
ABA #075000022
CREDIT:  FIRSTAR TRUST COMPANY ACCOUNT 112-952-137
FURTHER CREDIT:  NAME OF FUND (SHAREHOLDER ACCOUNT NUMBER) (SHAREHOLDER
                 REGISTRATION)

Please call (800) 553-6319 prior to sending the wire in order to obtain a confirmation number and to ensure prompt and accurate handling of funds.

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

3.   Complete The AAL Mutual Funds Application and mail it immediately to:

THE AAL MUTUAL FUNDS
222 W. COLLEGE AVE.
P. O. BOX 8004
APPLETON, WI 54913-8004.

ACCOUNT REGISTRATION

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your AAL Mutual Funds Application. Some account registrations may require additional documents.

ACCOUNTS FOR RETIREMENT SAVINGS

AAL members, their enterprises and Lutheran organizations may establish their own individual or business retirement plans. These accounts may offer you tax advantages. You should consult with your legal and/or tax adviser before you establish a retirement plan.

A third-party maintenance fee may apply to some retirement accounts. Please review plan documents for more information.

Your AAL Capital Management Corporation Registered Representative will provide you with all the materials, documents and forms you need, and will work with you in establishing your retirement plan from among these choices:

 .    Traditional IRA (Individual Retirement Account);

 .    "rollover" IRA;

 .    Roth IRA -- Available in 1998 (annual  contributions are not tax deductible but distributions may not be subject to income tax);

 .    SEP-IRA  (Simplified  Employee  Pension Plan); No new plans may start after
     1996, but existing plans may continue;

 .    SARSEP-IRA  (Salary  Reduction  Simplified  Employee  Pension Plan). No new
     plans may start after 1996, but existing plans may continue;

 .    SIMPLE-IRA (Savings Incentive Match Plan for Employees);

 .    Education  IRA --  Available  in  1998  (annual  contributions  are not tax deductible, but distributions may not be subject to income tax);

 .    403(b)(7) retirement plan account (legal restrictions apply to your ability to withdraw funds from this account); and

 .    qualified retirement plans.


Please note that The AAL Municipal Bond Fund usually is not an appropriate investment for a retirement account.


PRESTIGE ACCOUNT

We provide investors who maintain substantial account balances in one or a combination of The Funds with additional benefits. You will have exclusive access to our Prestige Account Network, personalized retirement or education planning analysis, complimentary investment information, a Prestige Account organizer and more. Your AAL Capital Management Corporation Registered Representative can provide you with more detailed information.

BUYING ADDITIONAL SHARES FOR YOUR ACCOUNT

After you have opened an account with The AAL Mutual Funds, you can make additional investments of $50 or more per account by mail, telephone or wire. Please put your name and your AAL Mutual Funds Account number on the face of all investment checks, and make sure your checks are payable to the specific Fund in which you are investing (for example, "The AAL Bond Fund"). If you are investing in more than one Fund, make your check payable to "THE AAL MUTUAL FUNDS." DO NOT MAKE YOUR CHECK PAYABLE TO AAL OR AAL CAPITAL MANAGEMENT CORPORATION. Some retirement accounts, such as the 403(b)(7) Retirement Plan, may allow you to make investments only by deferring part of your salary.

BY MAIL

REGULAR MAIL

THE AAL MUTUAL FUNDS
C/O FIRSTAR TRUST COMPANY
615 E. MICHIGAN ST.
P. O. BOX 2981
MILWAUKEE, WI 53201-2981

EXPRESS MAIL/PRIVATE DELIVERY

THE AAL MUTUAL FUNDS
C/O FIRSTAR TRUST COMPANY
MUTUAL FUNDS SERVICES, THIRD FLOOR
615 E. MICHIGAN ST.
MILWAUKEE, WI 53202

BY WIRE

Follow the directions listed under "Buying Shares for the First Time by Wire" on page 31.

BY TELEPHONE

Before you can buy additional shares by telephone, you must have selected the Request for Telephone Purchase option on the application. Once you have selected this option, you can call the Mutual Fund Service Center and we will withdraw money from your bank checking or savings account to make your investment. You pay the next price computed after the Funds have received your investment from your bank, which is usually three business days after you authorize the transfer. If you need to invest sooner, you should consider making a bank wire purchase.

AUTOMATIC INVESTMENT PLANS

To make regular investing more convenient, you can open an automatic investment plan with no initial investment and a minimum of $25 per account per transaction after you start your plan. Your AAL Capital Management Corporation Registered Representative is ready to help you set up one of the following plans.

The Bank Draft Plan allows you to make regular investments in The AAL Mutual Funds directly from your checking or savings account. The following rules and/or guidelines apply:

 .    You can  select  up to two  transaction  dates  per month (at least 10 days apart). If you do not select the date(s), the money will automatically be withdrawn from your bank account on the 5th of the month;

 .    To start  the plan or  change  your  bank  account,  you must  notify us in writing at least 13 business days prior to the transaction date. All bank account owners must sign the bank draft plan card;

 .    To stop or change the amount of your plan, you must notify us in writing or via telephone at least 5 business days prior to the transaction date; and

 .    Make sure you have enough money in your bank account to make the investment so you can avoid paying any possible fees from your bank or our Transfer Agent.

The Capital Builder Plan allows you to transfer money every month from your AAL Money Market Fund Account into another AAL Mutual Funds Account. The following rules and/or guidelines apply:

 .    You can select the transaction  date. If you don't select the date, we will automatically transfer the money from your account on the 15th of the month;

 .    To start the plan, you must notify us in writing at least 24 hours prior to the transaction date. You must have all account owners sign the Capital Builder Plan Card; and

 .    To stop or change  the  amount of your  plan,  you must tell us at least 24 hours prior to the transaction date.

The Payroll Deduction Savings and Investment Plan allows employees of AAL, employees of Lutheran-affiliated institutions and Lutheran employees whose employers agree to invest in The AAL Mutual Funds through direct deduction from their paychecks or commission checks.

All payroll deductions for retirement plan accounts will be considered current year contributions unless we are notified in writing, via telephone or e-mail. The Government Allotment Plan allows Lutheran Social Security recipients, federal employees and military personnel to invest in The AAL Mutual Funds through direct deduction from their paychecks.

Using The AAL Mutual Funds Automatic Investment Plans, you may implement a strategy called dollar cost averaging. Dollar cost averaging involves investing a fixed amount of money at regular intervals. When you "dollar cost average," you purchase more shares when the price is low and fewer shares when the price is high. Dollar cost averaging does not ensure a profit or protect against a loss during declining markets. Because such a program involves continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are low.

ADDITIONAL INFORMATION ABOUT BUYING SHARES

Earning Income

You begin earning income, if any, on your shares on the business day following the day our Transfer Agent receives your payment.

Purchases

Your purchase must be in U.S. dollars and your check must be drawn on a U.S. bank. We do not accept cash or traveler's checks. If your check does not clear, we will cancel your purchase and hold you liable for any losses and any applicable fees. When you buy shares by any type of check, electronic funds transfer or automatic investment purchase, you may not be able to redeem the shares you purchased for 12 days or until your check has cleared, whichever is later. This does not limit your right to redeem shares. Rather, it operates to make sure that payment for the shares redeemed has been received by the Transfer Agent.

Confirmation

We generally mail written confirmation of your purchases, except for The AAL Money Market Fund, within two business days following the date of your purchase. We mail confirmation of additional purchases in The AAL Money Market Fund monthly. We mail confirmation of your automatic investment plan purchases at least quarterly.

Share Certificates

We issue share certificates only upon written request, and then only for full shares. You must make a new written request for a share certificate each time you purchase shares. We do not charge a fee to issue share certificates. If you have asked for or have received share certificates, you cannot use certain shareholder services, including wire, check and telephone redemption, share exchange and any systematic withdrawal. Before you can redeem, transfer or exchange your shares, you must deliver the share certificates to our Transfer Agent in negotiable form (with a signature guarantee). We may not have share certificates available for some retirement accounts.

Other Information

The U.S. Postal Service or private delivery services are not agents of the Funds, the Distributor, or the Transfer Agent. We do not legally receive your purchase application or your request for redemption when you deposit them in the mail, send them with a private delivery service or when you deposit them in our Post Office Box. We must have physical possession of your request to consider your request received. Current law will determine the legal effect of posting for deadline purposes.

We reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

SELLING (REDEEMING) YOUR SHARES

You can sell your shares on any business day. When you sell your shares you receive the net asset value per share, except for Class B shares for which you will receive the net asset value per share minus the CDSC, if any, depending on how long you have held the shares redeemed. If we receive your request in good order, which means including all the information listed below, before the close of the NYSE (normally 3:00 p.m. Central Time) you will receive that day's price. If we receive your redemption request in good order on a holiday, weekend or a day the NYSE is closed, we will process your transaction on the next business day. You can sell shares several ways. Please note that transfers via Electronic Funds Transfer (EFT) generally take up to three business days to reach your bank account.

BY MAIL

Please include the following in your redemption request:

 .    name(s) of the account owner(s);

 .    account number(s);

 .    amount  you want to receive or the number of shares you want to sell (for a
     Class B share redemption we will redeem any additional shares required for the CDSC to comply with your request for a specific amount);

 .    tax withholding information, if required, for retirement accounts; and

 .    signatures of all account owners.

YOU MUST HAVE YOUR SIGNATURE GUARANTEED IF:

1.   You want to sell shares with a value of more than $25,000;

2. You want the proceeds sent to an address other than the one listed for your account;

3.   You want the check payable to someone other than the account owner(s); or

4. You hold share certificates (you must return the signed certificates with your request).

You can usually obtain a signature guarantee at commercial banks, trust companies or broker- dealers. A SIGNATURE GUARANTEE IS NOT THE SAME THING AS A NOTARIZED SIGNATURE. Accounts held by a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan may require more documentation.

Mail to:

REGULAR MAIL

THE AAL MUTUAL FUNDS
C/O FIRSTAR TRUST COMPANY
P. O. BOX 2981
615 E. MICHIGAN ST.
MILWAUKEE, WI 53201-2981

EXPRESS MAIL/PRIVATE DELIVERY

THE AAL MUTUAL FUNDS
C/O FIRSTAR TRUST COMPANY
MUTUAL FUNDS SERVICES, THIRD FLOOR
615 E. MICHIGAN ST.
MILWAUKEE, WI 53202

BY TELEPHONE

To make investing in the Funds more convenient, you may buy, sell or exchange shares by telephone. We have established reasonable procedures to protect against anyone who attempts to use the telephone service fraudulently. Please be aware, however, that The AAL Mutual Funds, AAL Capital Management Corporation, the Custodian, the Transfer Agent or any of their employees will not be liable for losses suffered by you that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. Once you have made a telephone request you cannot cancel or modify it! During periods of extreme volume caused by dramatic economic or stock market changes, or when the telephone system is not fully functional, you may have difficulty reaching us by telephone and telephone transactions may be difficult to implement at those times. We reserve the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods.

The following rules and/or guidelines for selling by telephone apply:

 .    You must call the Mutual Fund Service Center at 800-553-6319;

 .    You  must  provide  a form  of  personal  identification  to  confirm  your identity;

 .    You can sell up to $25,000 worth of shares;

 .    The Funds  will mail a check  only to the  person(s)  named on the  account registration and only to the address on the account;

 .    Retirement plan accounts are not eligible;

 .    You cannot sell shares in certificate form by telephone;

 .    You can do only one telephone  redemption within any 30-day period for each authorized account;

 .    Telephone  redemptions  are not available if the address on the account has been changed in the preceding 60 days; and

 .    If we  receive  your  request  in good  order  before the close of the NYSE
     (normally 3:00 p.m. Central Time), you will receive that day's price.

BY WIRE

The following rules and/or guidelines for selling by wire apply:

 .    You must give us written authorization, including the signatures of all the owners of the account, on The AAL Mutual Funds Application or Change Form;

 .    You can make a wire redemption for any amount;

 .    You pay a $12.00 fee for each wire redemption;

 .    We must  receive  your  request in good order  before the close of the NYSE
     (normally 3:00 p.m. Central Time) for you to receive that day's price; and

 .    Wire  redemptions  may not be available to you for all  retirement  account plans.

SYSTEMATIC WITHDRAWAL PLAN (USUALLY ONLY APPROPRIATE FOR CLASS A SHARES)

You can have money automatically withdrawn from your AAL Mutual Funds account(s) on a regular basis by using our systematic withdrawal plan. The plan allows you to receive funds or pay a bill at regular intervals. The following rules and/or guidelines apply:

 .    You need a minimum of $5,000 in your account to start the plan;

 .    You can select the  date(s) on which the money is  withdrawn.  If you don't select the date(s), we will withdraw the money automatically from your account on the 15th of the month:

 .    To start the plan or change the payee(s),  you must notify us in writing at least 13 business days prior to the first withdrawal and you must have all account owner(s) sign the appropriate form;

 .    To stop or change your plan,  you must  notify us at least 5 business  days prior to the next withdrawal; and

 .    Because of sales charges, you must consider carefully the costs of frequent investments in and withdrawals from your account.

THE AAL MONEY MARKET FUND CHECKS (CLASS A SHARES ONLY)


You can write checks on your AAL Money Market Fund account, except for Class B shares, if you complete a check writing signature card and agreement. You can request checks on your AAL Mutual Funds Application or in writing. We do not charge a fee for supplying your first set of checks, but charge a fee for each additional packet of checks. The following rules and/or guidelines apply:


 .    The checks you write on The AAL Money  Market Fund must be for $500 or more
     (Because the Fund is not a bank, some features, such as stop payment, are not available);

 .    Our  Transfer  Agent may  impose  reasonable  fees for each  check  that is returned;

 .    We do not return your canceled  checks.  For a fee, our Transfer Agent will send a copy of your check to you at your request;

 .    Unless you purchased  shares by bank wire,  you must wait 12 days after you purchase The AAL Money Market Fund shares to write checks against that purchase; and

 .    You need a written  request--NOT A CHECK--to close an AAL Money Market Fund account. Your written request will require a signature guarantee to close accounts over $25,000.

Closing Small Accounts

All AAL Mutual Funds account owners share the high cost of maintaining accounts with low balances. To reduce this cost, we reserve the right, subject to legal restrictions, if any, to close an account when, due to a redemption, its value is less than $250. This does not apply to retirement plan accounts. We will notify you in writing before closing any account, and you will have 30 days to add money to bring the balance up to $250.

Reinstatement Privilege (Class A Shares Only)

You have 60 days after you sell shares to reinvest the dollar amount you redeemed without having to pay another sales charge. You will pay the net asset value per share on the day when you made your reinvestment and not on the day when you sold your investment. The following rules and/or guidelines apply:

 .    You may use this privilege only ONCE per account;

 .    You must send a written  request  and a check  for the  amount  you wish to reinvest to the Funds Transfer Agent:

REGULAR MAIL

THE AAL MUTUAL FUNDS
C/O FIRSTAR TRUST COMPANY
P. O. BOX 2981
615 E. MICHIGAN ST.
MILWAUKEE, WI 53201-2981

EXPRESS MAIL/PRIVATE DELIVERY

THE AAL MUTUAL FUNDS
C/O FIRSTAR TRUST COMPANY
MUTUAL FUNDS SERVICES, THIRD FLOOR
615 E. MICHIGAN ST.
MILWAUKEE, WI 53202;

 .    The dollar amount you reinvest cannot exceed the dollar amount you sold;


 .    The sale of your shares may be a taxable event  despite the  reinstatement;
     and

 .    The  reinstatement  privilege does not apply to qualified  retirement  plan accounts (i.e., 403(b) and 401(k) accounts).


EXCHANGE PRIVILEGE

You may exchange shares in an AAL Mutual Fund for shares in another AAL Mutual Fund without paying any additional sales charge, if you initially paid a sales charge. For example, if you had purchased Class A shares of the AAL International Fund and paid the applicable sales charge and wanted to exchange them for Class A shares of The AAL Bond Fund, you could do so without paying an additional sales charge. However, if you initially purchased Class A shares of The AAL Money Market, where you would not have had to pay an initial sales charge, you would not be able to exchange these shares for another Fund without paying the applicable sales charge. Also, if you had exchanged Class A Shares in a Fund where you had to pay a sales charge into Class A shares of The AAL Money Market Fund (so called "privileged shares" once exchanged for Money Market Fund Shares), you would not have to pay an additional sales charge if you exchanged these shares for Class A Shares in another fund. Class B shares are purchased at net asset value without a sales charge, so the issue of paying additional sales charges does not apply when exchanging Class B Shares. The following rules and/or guidelines apply:

 .    Minimum  investment  rules  may  apply  when  you  open  a new  account  by exchanging shares, and you may have to submit a new application (i.e., you must exchange at least $1,000 worth of shares to another Fund and fill out a new account form, if you have not invested shares in the other AAL Mutual Fund account before);

 .    You can  exchange for the same class of shares only (for  example,  Class A shares for Class A shares and Class B shares for Class B shares);

 .    You may only  exchange  into Funds that are legally  available  for sale in your state;

 .    You may have a taxable gain or loss as a result of an exchange;

 .    We  reserve  the  right to end this  privilege  if you  make  more  than 12 exchanges in a year;

 .   We reserve the right to change or end this privilege upon 60 days notice, or suspend this privilege without notice when economic or market changes make it difficult to carry out such transactions; and

 .   If you have share certificates, you need to sign the certificates, have your signature guaranteed and return the certificates with your request.

BY MAIL

Please include the following in your request:

 .    name(s) of the account owner(s);

 .    account number(s);

 .    amount of shares (or dollar amount) you want to exchange;

 .    the name of the Fund you are exchanging into; and

 .    signatures of all account owners.

BY TELEPHONE

The guidelines for exchanging by telephone are:

 .    You can  exchange  shares by calling  the  Mutual  Fund  Service  Center at
     800-553-6319;

 .    When you call us, Mutual Fund Service  Representatives  will ask for a form of personal identification to confirm your identity; and

 .    If we receive  your  request,  in good order,  before the close of the NYSE
     (normally 3:00 p.m. Central Time), you will receive that day's price.

NET ASSET VALUE (NAV)

We compute the net asset value of a Fund share by adding up the value of the individual Fund's assets (i.e., stocks and bonds in the Fund's portfolio), subtracting the Fund's liabilities and dividing the balance by the total number of shares outstanding. We compute the net asset value of a Fund at the end of the day after trading on the NYSE closes (normally 3:00 p.m. Central Time). We do not calculate the net asset value for the Funds on the days when the NYSE is not open.

We value (or price) securities owned by a Fund at current market value. For securities with readily available market quotations, we use the quotations to price the security. If a security does not have a readily available quotation, we value the security as determined in good faith by or under the direction of the Board of Trustees. The Board of Trustees may approve the use of pricing services to assist us in the determination of net asset values.

We value all securities held by The AAL Money Market Fund and money market instruments with a remaining maturity of 60 days or less held by the other Funds on an amortized cost basis. We comply with SEC requirements for the use of this valuation method. For The AAL Money Market Fund, this method of calculation facilitates, but does not assure, maintaining a constant net asset value of $1.00 per share.

DIVIDENDS, DISTRIBUTIONS AND TAXES

As the Funds, we endeavor to qualify annually for, and elect tax treatment applicable to, a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). Pursuant to the requirements of the Code, we intend to distribute substantially all of the Funds' net investment income and net realized capital gains, if any, less any available capital loss carryover, to its shareholders annually. We do this to avoid paying income tax on the Funds' net investment income and net realized capital gains or being subject to a federal excise tax on undistributed net investment income and net realized gains. Annually, we intend to comply with all of the requirements to qualify as a regulated investment company for each Fund. We provide you with full information on dividends and capital gains distributions for each Fund on an annual basis.

Below, we provide you with a general description of the distribution policies and some of the tax consequences for the Funds' shareholders. You should always check with your tax adviser to determine whether any dividends and distributions paid to you by a Fund are subject to any taxes, including state and local taxes.

THE AAL SMALL CAP STOCK, MID CAP STOCK, INTERNATIONAL, CAPITAL GROWTH, EQUITY INCOME, BALANCED, HIGH YIELD BOND, BOND AND MONEY MARKET FUNDS


The dividends from net investment income of each of these Funds, including net short-term capital gains, are taxable as ordinary income to shareholders whether paid in additional shares or in cash. Any long-term capital gains distributed to shareholders are taxable as capital gains to shareholders, whether they receive them in cash or in additional shares, and regardless of the length of time a shareholder has owned the shares.


We distribute substantially all net investment income and any net realized capital gains, if any, for the Funds as follows:


Fund                               Dividends (if any)     Capital Gains (if any)
================================================================================
The AAL Small Cap Stock Fund           annually                 annually
The AAL Mid Cap Stock Fund             annually                 annually
The AAL International Fund             annually                 annually
The AAL Capital Growth Fund            semiannually             annually
The AAL Equity Income Fund             quarterly                annually
The AAL Balanced Fund                  quarterly                annually
The AAL High Yield Bond Fund           monthly                  annually
The AAL Municipal Bond Fund            monthly                  annually
The AAL Bond Fund                      monthly                  annually
The AAL Money Market Fund              monthly                  annually

The AAL Bond, Municipal Bond, High Yield Bond and Money Market Funds accrue income dividends daily.

THE AAL MUNICIPAL BOND FUND


Dividends derived from the interest earned on municipal securities constitute "exempt-interest dividends" and are generally not subject to federal income tax. We accrue dividends daily and pay these dividends monthly for The AAL Municipal Bond Fund. We pay the capital gains for the Fund at least annually. Realized capital gains on municipal securities are subject to federal income tax. Thus, shareholders will be subject to taxation at ordinary rates on the dividends they receive that are derived from net short-term capital gains. Distributions of net long-term capital gains will be taxable as long-term capital gains regardless of the length of time a shareholder holds them. We may, for temporary defensive purposes, invest in short-term taxable securities for the Fund. Shareholders of this Fund are subject to federal income tax at ordinary rates on any income dividends they receive that are derived from interest on taxable securities.

For shareholders who are receiving Social Security benefits, the federal government requires you to add tax-exempt income, including exempt-interest dividends from this Fund, to your taxable income in determining whether a portion of your Social Security benefits will be subject to federal income tax. The Internal Revenue Code provides that every person required to file a tax return must report, solely for informational purposes, the amount of exempt-interest dividends received from the Funds during the taxable year.


TAX CONSIDERATIONS

Federal law requires us to withhold 31% of a shareholder's reportable payments (which include dividends, capital gain distributions and redemption proceeds) for those who have not properly certified that the Social Security or other taxpayer identification number they provided is correct and that he or she is not subject to backup withholding. We do not provide information on state and local tax consequences of owning shares in the Funds.

REINVESTMENT OF FUND DISTRIBUTIONS

You can reinvest all of your income dividends and/or capital gains distributions into the Funds at net asset value and pay no up-front (Class A shares) or contingent deferred (Class B shares) sales charges. You also can have your distributions paid in cash. When you receive a distribution you may have to pay taxes whether or not you reinvested them or had them paid out to you in cash. If you have requested cash distributions and we cannot locate you, we will reinvest your dividends.

DISTRIBUTION FEES

In addition to the sales charge deducted at the time of purchase, the Investment Company Act of 1940, Rule 12b-1, thereunder, authorizes us pursuant to a Rule 12b-1 Distribution Plan for the Funds ("12b-1 Distribution Plan" or "Plan") to use a portion of the Funds' assets to cover the costs of certain activities relating to the distribution of its shares to investors.

The 12b-1 Distribution Plan permits us to reimburse the Distributor for expenses incurred in distributing the Funds' shares to investors, which includes expenses relating to: sales representative compensation (excluding the initial sales charge); advertising; preparation and distribution of sales literature and prospectuses to prospective investors; implementing and operating the Plan; and performing other promotional or administrative activities on behalf of the Funds.

Pursuant to the Plan, we may reimburse the Distributor for overhead expenses incurred in distributing the Funds' shares. We may not reimburse the Distributor for expenses of past fiscal years or in contemplation of expenses for future fiscal years. We may not use distribution fees we pay for one Fund to finance the distribution of shares for another Fund.


Except for The AAL Money Market Fund, we charge a service fee of up to 0.25 of 1% of the average daily net assets of a Fund for Class A and Class B shares. For The AAL Money Market Fund, we charge a service fee of up to 0.125 of 1% of the average daily net assets for Class A and Class B shares. We use the shareholder servicing fee to compensate for certain shareholder services. We charge the following 12b-1 distribution and servicing fees.


DISTRIBUTION FEE

Fund                               Class A shares      Class B shares
---------------------------------------------------------------------

The AAL Small Cap Stock Fund            None                0.75%
The AAL Mid Cap Stock Fund              None                0.75%
The AAL International Fund              None                0.75%
The AAL Capital Growth Fund             None                0.75%
The AAL Equity Income Fund              None                0.75%
The AAL Balanced Fund                   None                0.75%
The AAL High Yield Bond Fund            None                0.75%
The AAL Municipal Bond Fund             None                0.75%
The AAL Bond Fund                       None                0.75%
The AAL Money Market Fund               None                0.75%

SERVICE FEE

Fund                               Class A shares      Class B shares
---------------------------------------------------------------------

The AAL Small Cap Stock Fund            0.25%               0.25%
The AAL Mid Cap Stock Fund              0.25%               0.25%
The AAL International Fund              0.25%               0.25%
The AAL Capital Growth Fund             0.25%               0.25%
The AAL Equity Income Fund              0.25%               0.25%
The AAL Balanced Fund                   0.25%               0.25%
The AAL High Yield Bond Fund            0.25%               0.25%
The AAL Municipal Bond Fund             0.25%               0.25%
The AAL Bond Fund                       0.25%               0.25%
The AAL Money Market Fund               0.125%              0.125%

SHAREHOLDER MAINTENANCE AGREEMENT


The Board of Trustees authorizes us to contract with AAL Capital Management Corporation for certain shareholder maintenance services. AAL Capital Management Corporation receives an annual fee for providing these services. This fee is based upon, and limited by, the difference between the current account fees charged and the normal full-service fee schedule published by our Transfer Agent. It also includes reimbursement for out-of-pocket costs including postage and telephone charges. This account differential, including reimbursement for expenses, is currently $4.30 per account per year.


YIELD AND PERFORMANCE INFORMATION

From time to time, we calculate and advertise performance information for different historical periods of time, by quoting yields or total returns designed to inform you of the performance of a Fund. Whenever we advertise performance, we include standardized yield and total return information calculated in accordance with methods established by the Securities and Exchange Commission. We may include other total return calculations, if we feel that you would find such total return calculations useful in evaluating a Fund's investment performance. We base yields and total returns on historical performance. You should not use such historical performance information as an indication of future performance. Your investment return and the principal value of your investments (except for The AAL Money Market Fund, for which we intend to maintain at a constant $1.00 net asset value) will fluctuate. At the time you sell (redeem) your investment, its value may be worth more or less than your original cost.

STANDARDIZED YIELD AND TOTAL RETURNS

Whenever we advertise performance, we include standardized yield and total return quotations calculated in accordance with rules of the Securities and Exchange Commission, in the manner described in the following paragraphs.

THE AAL MONEY MARKET FUND STANDARDIZED YIELD AND STANDARDIZED EFFECTIVE YIELD

We may advertise a standardized yield and a standardized effective yield for The AAL Money Market Fund. We base both yield figures on historical earnings and do not intend for these figures to indicate future performance.

The standardized yield of the Fund refers to the income generated by an investment in the Fund over the seven-day period shown in the advertisement. The income, less expenses, is then annualized, which means that the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the beginning investment value.

We calculate the standardized effective yield similarly but, when annualized, we assume that any income earned by the Fund is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

THE AAL SMALL CAP STOCK, MID CAP STOCK, INTERNATIONAL, CAPITAL GROWTH, EQUITY INCOME, BALANCED, HIGH YIELD BOND, MUNICIPAL BOND AND BOND FUNDS--STANDARDIZED CURRENT YIELD

Except for The AAL Money Market Fund, we may advertise a standardized current yield based on income generated by an investment in a particular Fund over a 30-day period. We state the 30-day period in the advertisement. We determine income earned on debt obligations by applying a calculated yield-to-maturity percentage to the obligations held during the period. We determine income earned from stocks by using the stated annual dividend rate applied over the performance period. Then, we annualize the income earned. We assume that the amount of income generated during the 30-day period is generated and reinvested monthly to provide a six-month return which we then annualize. We show the return as a percentage of the maximum offering price per share on the last day of the period.

THE AAL MUNICIPAL BOND FUND--STANDARDIZED TAX EQUIVALENT YIELD

For The AAL Municipal Bond Fund, we may advertise a standardized tax equivalent yield, which illustrates the yield that would be required on a fully taxable investment to result in the same net income to an investor in the Fund, after payment of federal taxes at the stated rate. We compute the yield by dividing the portion of the Fund's current yield that is tax-exempt by one minus a stated federal income tax rate, and then adding the quotient to the value of any yield of the Fund that is not tax exempt.

THE AAL SMALL CAP STOCK, MID CAP STOCK, INTERNATIONAL, CAPITAL GROWTH, EQUITY INCOME, BALANCED, HIGH YIELD BOND, MUNICIPAL BOND AND BOND FUNDS--STANDARDIZED AVERAGE ANNUAL TOTAL RATE OF RETURN

We may  advertise  for each of The AAL Mutual Funds (except The AAL Money Market
Fund) a standardized average annual total rate of return for one, five and ten-year periods, or so much thereof as a Fund has been in existence (since inception). The standardized average annual total rate of return is the change in redemption value of shares purchased with an assumed initial investment of $1,000, after giving effect to the maximum applicable sales charge for Class A shares or the applicable contingent deferred sales charge for Class B shares, assuming the reinvestment of dividends and capital gains distributions.

OTHER TOTAL RETURNS

If we believe it would be useful in evaluating performance, we may advertise total returns for a Fund in another way than the Standardized Average Annual Total Rate of Return or the other measures of return described above. For example, except The AAL Money Market Fund, we may advertise total returns calculated on the basis of the net amount invested in a Fund (the dollars invested without giving effect to the maximum applicable sales charge). Return calculations based on the net amount invested will be higher than those calculated by the standardized methods for the same time period.

We have provided more information on yield and performance in the Statement of Additional Information.

TRANSFER AGENT, CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Transfer Agent

FIRSTAR TRUST COMPANY
P. O. BOX 2981
615 E. MICHIGAN ST.
MILWAUKEE, WI 53201-2981

Custodian (except for The AAL International Fund)

FIRSTAR TRUST COMPANY
P. O. BOX 2981
615 E. MICHIGAN ST.
MILWAUKEE, WI 53201-2981

Custodian for The AAL International Fund

THE CHASE MANHATTAN BANK, N. A.
CHASE METRO TECH CENTER
BROOKLYN, NY 11245

Independent Accountants

PRICE WATERHOUSE LLP
100 E. WISCONSIN AVE., SUITE 1500
MILWAUKEE, WI 53202

ORGANIZATION AND DESCRIPTION OF SHARES

The AAL Mutual Funds or "Trust" is a diversified open-end management investment company registered under the Investment Company Act of 1940. Each of the Funds is a separate series of a Massachusetts Business Trust organized under a Declaration of Trust dated March 13, 1987. The Declaration of Trust provides that each shareholder shall be deemed to have agreed to be bound by its terms. The Declaration of Trust may be amended by a vote of shareholders or the Board of Trustees. The Trust may issue an unlimited number of shares in one or more series as the Board of Trustees may authorize. Currently, the Board has authorized twelve series. This prospectus describes Class A and Class B shares for ten series of the Trust. Institutional shares for these same series are described in a separate prospectus.

Each Fund's classes of shares represent interests in the assets of the Fund and have identical dividend, liquidation and other rights. The separate share classes have the same terms and conditions, except each Class A and Class B share bears its separate distribution and shareholder servicing expenses. At the Trustees' discretion, each class may pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if each class incurs the expenses in different amounts, or if a class receives services of a different kind or to a different degree than the other class. The Funds allocate all other expenses to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. Class A and B shares (and Institutional shares) have identical voting rights except that each class has exclusive voting rights on any matter submitted to shareholders relating solely to the class. In addition, Class A and Class B shares (and Institutional shares) have separate voting rights on any matter submitted to shareholders where the interests of one class differ from the interests of the other class. Class A and Class B shares have exclusive voting rights on matters involving the 12b-1 Distribution Plan as applied to that class. Matters submitted to shareholder vote must be approved by each Fund separately except:

1)   when required otherwise by the 1940 Act; or

2) when the Trustees determine that the matter does not affect all Funds: then, only the shareholders of the affected Funds may vote.

Shares are freely transferable, entitled to dividends declared by the Trustees, and receive the assets of their respective Fund in the event of liquidation. The Trust generally holds annual shareholder meetings only when required by law or at the written request of shareholders owning at least 10% of the Trust's outstanding shares. Shareholders may remove Trustees from office by votes cast in person or by proxy at a shareholders meeting.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder, Trustee and/or officer liability for acts on behalf of the Trust or for Trust obligations that are binding only on the assets and property of the Trust. The Funds include this disclaimer in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust's assets for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is remote because it is limited to circumstances where the Trust itself is unable to meets its obligations.

ASSET ALLOCATION (DIVERSITICATION)

You should not consider an investment in any one Fund a complete investment program. Like most investors, you should hold a number of different investments, each with a different level of risk, such as common stocks, bonds and money market certificates. You may want to meet your goal of diversifying your investments by purchasing shares in a number of different Funds, each of which has a different investment strategy and level of risk.

QUESTIONS

If you have questions, contact your AAL Capital Management Corporation Registered Representative or the Mutual Fund Service Center by calling 800-553-6319 or writing us at: The AAL Mutual Funds, 222 West College Avenue, Appleton, WI 54919-0007.

Glossary of Important Terms


AMERICAN DEPOSITORY RECEIPTS (ADRs): Depository receipts are receipts evidencing ownership in the underlying shares of a foreign company. Generally, U.S. banks and trusts issue American depository receipts ("ADRs") and American depository shares ("ADSs"). They hold the foreign company securities underlying the receipts in their vaults. In addition to the underlying securities, the receipts entitle the shareholder to all dividends and capital gains. The bank or trust company issuing the receipts may have denominated the receipts in a currency other than the currency underlying the foreign security. U.S. and European banks and trust companies usually issue global depository receipts (("GDRs"), which are receipts in the shares of a global offering of a foreign issuer who has issued two securities simultaneously in two markets, usually publicly in non-U.S. markets and privately in the U.S. market. European banks and trust companies generally issue European depository receipts (("EDRs"), sometimes called continental depository receipts (("CDRs") when issued in bearer form, which evidence ownership in foreign securities.


AMORTIZED: Paying the principal on a debt by installments; an accounting method that provides for the gradual decline in the value of an asset.

ANNUALIZED: Calculated to represent a year; a statement produced by calculating financial results for periods other than a complete year.

ASSET-BACKED SECURITIES: See Mortgage and Asset-Backed Securities, below.


BOND: In general, a bond is an interest-bearing debt security, or discounted government or corporate security, that usually requires the issuer to pay a specified amount of interest for a specified time, usually a number of years, then repay the bondholder the face amount of the bond at maturity.


BUSINESS DAY: Any day both the Federal Reserve Bank of New York and the NYSE are open for business. A business day normally begins at 8:00 a.m. Central Time when the NYSE opens, and usually ends at 3:00 p.m. Central Time when the NYSE closes.

CALL OPTION: A contract giving the owner the right to buy 100 shares of a stock at a predetermined price any time up to a predetermined expiration date.

CAPITAL GAIN OR LOSS: A capital gain or loss equals the increase or decrease in the value of a security over the original purchase price. A gain or loss is REALIZED when the security that has increased or decreased in value is sold. An UNREALIZED GAIN or LOSS occurs when the value of a security increases or decreases but the security is not sold. If a security is held for more than the applicable capital gains tax holding period and then sold at a profit, that profit is a

REALIZED LONG-TERM OR MEDIUM-TERM CAPITAL GAIN. If it is sold at a profit before the applicable period, that profit is a REALIZED SHORT-TERM CAPITAL GAIN.

CHARTERED FINANCIAL ANALYST (CFA): Designation earned by financial analysts who pass examinations in economics, financial accounting, portfolio management, security analysis and standards of conduct.

COLLATERAL: Something of value -- such as real estate, stocks and bonds -- pledged to secure a debt.

COMMERCIAL PAPER: Short-term, unsecured debt obligations issued by businesses and sold at a discount but redeemed at pay within 2 to 270 days.

COMPOUND INTEREST: Interest paid upon interest; interest that is calculated and credited daily, weekly, monthly, quarterly, semi-annually or annually on both the principal and the already credited interest.

CONVERTIBLE BONDS: Bonds that convert or exchange into stocks or carry with it the right to acquire stocks evidenced by warrants attached to the bond or acquired as part of the unit with the bonds.

COVERED OPTION: Option contract where the purchase or seller of the contract owns or has the rights to purchase the shares underlying the option.

CREDIT RISK: The fundamental risk of investing that the issuer of a security may not be able to meet its obligations to its investors, usually used in describing the fundamental risk of debt securities. NRSROs rate debt securities on the ability of the issuer to pay the interest and principal on the debt issued.

DEBT SECURITIES: Bonds and other debt instruments used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity.

DEFERRED INTEREST BONDS: Bonds that an issuer issues at a significant discount from face value and does not begin paying interest on the bonds for a delayed period of time. The discount approximates the total amount of interest the bonds will accrue and compound over the period until the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance.

DELAYED DELIVERY SECURITIES: Refers to the delivery of securities later than the scheduled date. A contract calling for delayed delivery, known as "seller's option," is usually agreed to by both parties to a trade.


 DEPOSITORY RECEIPTS: See American Depository Receipts.

EDUCATION IRA: Allows for contributions up to $500 per year to an Education IRA for each beneficiary under age 18. Contributions are not tax deductible and the funds must be distributed (or rolled over to an Education IRA for the benefit of another family member) by the time the beneficiary reaches age 30. Distributions are tax free if used for qualified higher education expenses for the beneficiary it is established for or a family member who receives a roll over distribution into their Education IRA. Education IRAs became available January 1, 1998.


EQUITY: Ownership interest in a company; stocks represents the equity or amount of ownership you have in the company issuing the stocks.

FACE VALUE: See Par.

FDIC: The Federal Deposit Insurance Corporation is an agency of the federal government that guarantees individual deposits up to $100,000 at participating banks and savings and loan associations.

FINANCIAL RISK: The fundamental risk of how a company will perform after analyzing its balance sheet and income statements to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, product, management and markets in predicting future trends in these indicators of a company's success or failure. There is a risk that factors affecting a company's performance will change, causing the company's stock to under-perform.

FLOATING RATE BONDS: See Variable or Floating Rate Bonds.

403(b)(7) RETIREMENT PLAN: A personal retirement savings program that lets employees of certain tax-exempt organizations or school systems and educational institutions contribute a portion of their earnings, usually by salary deferral agreement, into a special mutual fund account. Contributions are made on a pre-tax basis and benefit from tax-deferred build up of income. The right to withdraw funds is limited by law and amounts withdrawn are subject to income taxes.

FUTURES CONTRACT: Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

GENERAL OBLIGATION BONDS: Municipal bonds secured by the issuer's pledge of its credit and taxing power for the payment of principal and interest.

INDIVIDUAL RETIREMENT ACCOUNT (IRA): A personal retirement savings program that lets individuals with earned income (and their spouses) under age 70 1/2 contribute both deductible and non-deductible contributions to the account with the benefit of tax-deferred build up of income. When investors withdraw funds from their IRA accounts they are subject to income taxes, and if they withdraw funds before age 59 1/2 they may be subject to penalties.

INDUSTRIAL DEVELOPMENT BONDS: Municipal bonds (usually revenue bonds), the credit quality of which is normally directly related to the credit standing of the industrial user involved or of the issuer of any credit enhancement such as an insurance policy or letter of credit.

INFLATION RISK: The risk that a rise in the level of prices for goods and services (inflation) will decrease the value of your money in terms of your investments or the income from your investments.

INTEREST: The payment borrowers (i.e., bond issuers) make to lenders (i.e., bond holders) for the use of their money, usually expressed as a percentage of the amount borrowed (the principal). Usually interest is expressed as a rate per period of time, typically one year, in which case it is called an annual rate of interest.

INTEREST RATE RISK: The risk that a rise in the level of interest rates will reduce the market value (price) of securities held, particularly bonds, in a Fund's portfolio. Typically, a bond pays a fixed rate of interest (called the "coupon"). When interest rates rise in the economy the value of the coupon (the amount of money received on the bond periodically) falls in comparison. As a result, the price of the bond declines. In general, a decline in prevailing interest rate levels increases the value of the securities, particularly the bonds, held in a Fund's portfolio and vice versa. Interest rate fluctuations affect a Fund's net asset values but not the income received from its existing portfolio because the income paid on the bonds or other securities does not change. However, changes in prevailing interest rates will affect the yields on subsequently purchased securities.

INVESTMENT GRADE: A bond or other fixed-income security is considered investment grade if it is rated investment grade by a NRSRO, such as BBB or better by D&P or S&P or Baa or better by Moody's. See the Appendix.

LIQUIDITY: The ease and speed at which an investor or holder of the security can sell or otherwise convert the security into cash.

MARGIN: Amount a customer deposits with a broker when borrowing from the broker to buy securities.

MARKET CAPITALIZATION: The value of a corporation as determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. Thus, if a corporation has one million shares outstanding and the market price of a share is $10, the market capitalization of the corporation is $10 million.

MARKET RISK: Refers to the tendency of security prices to move together. The risk that a broad market downturn will affect investments in a particular field.

MARKET VALUE: The price at which an investor can buy or sell a security at a given time in an open market.

MATURITY: The date on which the principal of a debt obligation, such as a bond, comes due and must be repaid.

MONEY MARKET INSTRUMENT: Short-term, liquid debt, such as Treasury bills and commercial paper. The issuers sell these instruments at a discount but redeem them at par. See Commercial Paper.

MORTGAGE AND ASSET-BACKED SECURITIES: Typically these securities consist of interest in pools of mortgages or consumer loans that provide monthly payments consisting of both interest and principal payments. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgages or consumer loans net of any fees paid to the issuers or guarantors of such securities. Mortgage backed and/or asset-backed securities may make additional payments due to principal prepayments made on the mortgages or loans, refinancing or foreclosures on the underlying property. Mortgage-backed securities also may include debt obligations collateralized by mortgage loans or mortgage pass-through securities (("CMOs") and stripped mortgage-backed securities, as well as other types of mortgage-backed securities. For more information on mortgage-backed securities, please refer to the Statement of Additional Information.

MUNICIPAL BONDS: Debt obligations issued by or on behalf of state governments, U.S. territories or possessions, the District of Columbia and their political subdivisions, agencies and instrumentalities. Generally, the interest on municipal bonds is exempt from federal income tax.

MUTUAL FUND: Also called an open-end investment company. People invest by buying shares in the mutual fund, thereby pooling shareholders' money and allowing the fund to invest in a number of securities. The fund distributes any profits from these investments, after expenses, to the fund's shareholders. Although shares in the fund are sold publicly, they are not traded on an open exchange because the fund will buy and sell shares to meet investor demand. Since the company can issue more shares, the company's capitalization is not fixed but open.

NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO): A company that assesses the quality and potential performance of bonds, commercial paper, preferred and common stocks and municipal short-term issues, and rates the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Standard & Poor's Corporation, Duff & Phelps, Inc. and Fitch Investor Services, Inc.

PAR: The stated principal value of a bond or the stated value per share of stock. The par value of stock usually is only used to calculate fees for incorporation. Typically bonds have a principal value of $1,000.00. A security selling at its face value is said to be selling at "par". A security selling below its face value is said to be selling below par or at a discount. A security selling above its face value is said to be selling above par or at a premium.

PRINCIPAL: Face value of an obligation (such as a bond or loan) that must be repaid at maturity.

PORTFOLIO: Combined holding of more than one stock, bond, commodity, real estate investment, cash equivalent or other asset by an individual or institutional investor. The purpose of a portfolio is to reduce risk by diversification.

PREFERRED STOCKS: Stocks with a fixed dividend that must be paid before the dividends of common stocks are paid.

PUBLIC UTILITIES: A privately owned company that is involved in the generation, transmission or distribution of electricity, gas, energy, water and telephone, telegraph, satellite, microwave and other communication facilities for the public benefit.

PUT OPTION: A contract giving the owner the right to sell 100 shares of stock at a predetermined price any time up to a predetermined expiration date.

QUALIFIED RETIREMENT PLANS: Retirement plans established and maintained by an employer for the benefit of its employees that must comply with special federal tax and labor laws and regulations. Some of the more common types of qualified plans are pension, profit sharing and 401(k) plans. A 401(k) plan also permits employees to make contributions to the plan through salary deferrals.

RECORD DATE: Date on which a shareholder must officially own shares in order to be entitled to a dividend.

REGULATED INVESTMENT COMPANY: Term used by Internal Revenue Code to define a mutual fund.

REPURCHASE AGREEMENT: Agreement between a seller and a buyer, usually of U.S. government securities, whereby the seller agrees to repurchase the securities at an agreed upon price and, usually, at a stated time.

REVENUE BONDS: Municipal bonds that usually are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise tax or other specific revenue source.

RISK: The possibility that you may lose all or part of your investment, that the value of your investment will decrease, or that you will receive little or no return on your investment. There are many kinds of risks in investing. See Credit Risk, Inflation Risk and Market Risk.

ROLLOVER IRA: An IRA that receives its funding through a distribution from another retirement plan, often because of the employee's termination of employment from the retirement plan's sponsoring employer.


ROTH IRA: A personal retirement savings program that lets individuals make annual non-deductible contributions of the lessor of $2,000 or earned income to the account with the benefit of tax-deferred build up of income. When investors make qualified withdrawals from their Roth IRA accounts they are not subject to income taxes, and if they withdraw funds before age 59 1/2 they may be subject to penalties. Roth IRAs became available to investors January 1, 1998.


SARSEP-IRA: A retirement plan that permits the employees to make contributions through salary reduction agreements. See SEP-IRA.

SEC: The U.S. Securities and Exchange Commission.

SEP-IRA: A Simplified Employee Pension Plan ("SEPO) is a form of employer-sponsored retirement plan that permits employers to make tax-deductible contributions directly into IRAs established for their employees. If the employer permits the employees to make contributions through salary reduction agreements, it is often called a Salary Reduction Simplified Employee Pension Plan ("SARSEP-IRA"). No new plans may start after 1996, but existing plans may continue.

SECURITIES: Financial instruments, usually stocks, bonds, money market instruments or mutual fund shares issued by corporations, municipalities and state, local or national governments or investment companies to raise or borrow money or give the public an opportunity to participate in the growth of a company.

SIMPLE-IRA: A Savings Incentive Match Plan for Employees ("SIMPLE") is an IRA-based retirement plan that permits employees to defer part of their salary (up to $6,000) on a pre-tax basis and to which the employer is required to make certain matching or non-elective contributions. The IRS may impose a 25% penalty for distributions made within the first two years.


STANDARD & POOR'S INDEX: Also known as the STANDARD & POOR'S 500 ("S&P 500(R)"); Standard & Poor's Corporation ("S&P")is a subsidiary of McGraw-Hill, Inc. which provides a number of investor services. The S&P 500(R) is a measure of the changes in stock market conditions based on the average performance of 500 widely held common stocks. The S&P 500(R) is considered the benchmark for large stock investors.

S&P SMALL CAP 600 INDEX ("S&P SMALLCAP"): Introduced in October 1994 to track small-cap stocks. It contains companies chosen by a committee at S&P for their small-cap size, industry characteristics and liquidity. None of the companies in the S&P SmallCap overlap the S&P 500(R) or the S&P MidCap. However, some of the companies in the S&P SmallCap are larger than the S&P MidCap or the S&P 500(R). This is a function of the normal drift that takes place in any index as some companies' stock prices appreciate and those of others depreciate.

S&P MID CAP 400 INDEX ("S&P MidCap"): Contains companies chosen by a committee at S&P for their mid-cap size and industry characteristics. None of the companies in the S&P MidCap overlap the S&P 500(R) or the S&P SmallCap. Some companies in the S&P MidCap, however, are larger than those in the S&P 500(R) and smaller than those in the S&P SmallCap. This is a function of the normal drift that takes place in any index as some companies' stock prices appreciate and those of others depreciate.


STOCKS: See Equity.

STRUCTURED SECURITIES: Securities that have a value (i.e., principal amount at maturity and/or coupons or dividend amounts) linked to currencies, interest rates, commodities, indices or other financial indicators. Typically, these securities are debt securities or deposits whose value at maturity (i.e., principal value) or coupon rate is determined by reference to a specific instrument or statistic. For example, gold structured securities may provide for maturity values that depend on the price of gold, resulting in securities whose prices tend to rise and fall together with gold prices. These securities involve additional risk, including structures that may reduce the coupons and/or dividend amounts to zero or the redemption amounts payable at maturity as a result of a decline in the value of the underlying instrument. Structured securities may have more volatility than the price of the underlying instrument.

TOTAL RETURN: The combination of the price change of an investment plus any income (or other distributions), expressed as a percentage gain or loss in the investment's value.

TRANSFER AGENT: An agent appointed by a mutual fund to maintain shareholder records and issue share certificates.

TRUST: An arrangement that permits one party, the Trustee, to hold legal title of and control property for the benefit of another party, the beneficiary.

TURNOVER: Also called the Portfolio Turnover Rate; the percentage change in the assets held by a mutual fund due to its purchases and sales. A portfolio turnover rate of 100% means that the Fund has purchased and sold securities equal to 100% of the Fund's total net asset value for the year.

12B-1 DISTRIBUTION FEE: The fee a mutual fund charges shareholders to cover the expenses the fund has for shareholder service, advertising, promoting and selling shares in the fund, also called distribution fee.

VARIABLE OR FLOATING RATE BONDS: Variable or floating rate debt obligations bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate instruments have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. The interest rate formulas are designed to result in a market value for the instruments that approximate their par values, reducing the effect of changing market conditions on their underlying market values.

VARIABLE RATE MASTER DEMAND NOTES: Unsecured obligations, redeemable on notice, that permit investment of varying amounts at varying interest rates according to an agreement with the issuer.

VOLATILITY: The measure of the rise and fall of a security's price over a stated period of time.

WHEN-ISSUED SECURITIES: The term refers to a transaction made conditionally because the security, although authorized, has not yet been issued. New issues of stocks and bonds, stocks that have split and Treasury securities are all traded on a when issued basis.

YIELD: The income generated by an investment (from dividends or interest) over a given period of time, expressed as a percentage of either cost or current price.

ZERO COUPON BONDS: Bonds that the issuer issues at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity reflecting the market rate of the security at the time of issuance.

Appendix: Security Ratings

RATINGS IN GENERAL

A nationally recognized statistical rating organization's ("NRSRO") rating represents the organization's opinion on the credit quality a particular security. The ratings are general and do not portray absolute standards on the creditworthiness of an issuer. We continuously monitor the ratings given by the NRSROs on the securities in the Funds' portfolios as part of our ongoing effort to monitor the Funds' debt quality. Individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security. A rating does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, the Fund's Adviser and/or the Sub-Adviser for The AAL International Fund evaluates each rating independently. Rating organizations base their ratings on current information furnished by the issuer or obtained from other sources they consider reliable. Rating organizations may change, suspend or withdraw their ratings due to changes in, unavailability of, such information or for other reasons.


The Funds have provided the following rating characteristics used by two major NRSROs, , Moody's Investors Service, Inc. ("Moody's")and Standard & Poor's Corporation ("S&P").


BOND RATINGS



MOODY'S RATING SCALE DEFINITIONS

AAA: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and Principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise What are general known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other Elements present that make long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade Obligations. Factors giving security to Principal and interest are considered adequate but elements may be present that suggest susceptibility to impairment some time in the future.

BAA: Bonds that are rated Baa are considered medium-grade obligations (i.e. they are neither highly protected nor poorly Secured). Interest payments and principal security appear adequate for the present but certain protective elements may be Lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment Characteristics and in fact have speculative characteristics as well.

BA: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over a long period of time may be small.

CAA: Bonds that are rated Caa have poor standing. Such issues may be in default or present elements of danger with respect to principal or interest.

CA: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds that are rate C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P RATING SCALE DEFINITIONS

AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated "AA" has very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degrees.

A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated "BBB" has an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CC, C , C: Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB: Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BBB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B: Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions likely will impair capacity or willingness to pay interest and repay principal. The "B" rating is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC: Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC: The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C: The rating "C" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation in which a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating "CI" is reserved for income bonds on which no interest is paid .

D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate the particular type of obligation as a matter of policy.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major category.


COMMERCIAL PAPER RATINGS


MOODY'S COMMERCIAL PAPER RATINGS
Moody's commercial paper ratings are opinions of the ability to repay punctually promissory obligations. Moody's employs the following three category designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

PRIME 1:    Highest quality;

PRIME 2:    Higher quality; and

PRIME 3:    High quality.

S&P'S COMMERCIAL PAPER RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

A: Issues assigned the highest rating category, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety.

A-1: The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" that possess extremely strong safety characteristics.

A-2: Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying the designation A-3 have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

OTHER RATINGS

MOODY'S MUNICIPAL NOTE RATINGS

MIG 1: This designation category denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation category denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3: This designation category denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MOODY'S RATINGS OF THE DEMAND FEATURES ON VARIABLE RATE DEMAND SECURITIES

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

S&P NOTE RATINGS

SP-1: Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2: Notes rated SP-2 have satisfactory capacity to pay principal and interest. Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment: (1) the amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note); (2) and the source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

S&P RATINGS OF THE DEMAND FEATURES ON VARIABLE RATE DEMAND SECURITIES

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note rating symbols combined with commercial paper symbols (i.e., SP-1+/A-1+).

                              The AAL Mutual Funds
                             222 West College Avenue
                             Appleton, WI 54919-0007
                     Telephone (920) 734-7633, 800-553-5319
                                TDD 800-684-3416

                       STATEMENT OF ADDITIONAL INFORMATION

                           Class A and Class B Shares
                               Dated July 1, 1998


Equity-Oriented Funds

The AAL Small Cap Stock Fund:
Investing In Small Company Stocks

The AAL Mid Cap Stock Fund:
Investing In Mid-Sized Company Stocks

The AAL International Fund:
Investing In Foreign Stocks

The AAL Capital Growth Fund:
Investing In Large Company Stocks

The AAL Equity Income Fund:
Investing in Income-Producing Equity Securities

The AAL Balanced Fund
Investing in Common Stocks, Bonds and Money Market Instruments

Income-Oriented Funds

The AAL High Yield Bond Fund:
Investing in Below Investment Grade Bonds

The AAL Municipal Bond Fund:
Investing In Investment Grade Municipal Securities

The AAL Bond Fund:
Investing In Investment Grade Bonds

The AAL Money Market Fund:
 Investing in Money Market Instruments


This statement of additional information is not a prospectus. It provides additional information on the securities offered in the prospectus. You should read the statement of additional information in conjunction with The AAL Mutual Funds prospectus, Class A and Class B shares, dated July 1, 1998, and any supplements thereto. You may obtain a prospectus at no charge by writing or telephoning your AAL Capital Management Corporation ("AAL CMC") Registered Representative or The AAL Mutual Funds ("Funds" or "Trust") at the address and telephone number above. We have described the Funds' Institutional shares in a separate prospectus and statement of additional information. We also have described The AAL U.S. Government Zero Coupon Target Fund, Series 2001, and The AAL U.S. Government Zero Coupon Target Fund, Series 2006, in a separate prospectus and statement of additional information.


Reading this Statement of Additional Information

As in the prospectus, references to "you" and "your" in the prospectus refer to prospective investors or shareholders. References to "we," "us" or "our" refer to the Trust or the Funds and Fund management (the adviser and/or sub-adviser for The AAL International Fund, distributor, administrator, transfer agent and custodians) generally. We placed a glossary defining important terms at the end of the prospectus. If you are unsure of the meaning of any term in the statement of additional information, please check the glossary in the prospectus. We also have an appendix to the prospectus that describes nationally recognized statistical rating organizations ("NRSROs") and their ratings for bonds and other debt and money market instruments. If you are unsure of a rating, please refer to the Appendix in the prospectus. Terms not otherwise defined in the statement of additional information have the same meaning as in the prospectus.

Table of Contents

     Investment Objectives and Policies....................................   --

     Investment Techniques..................................................  --

     Investment Restrictions................................................  --

     Purchases, Redemptions; Pricing Considerations...........................--

     Compensation of the Board of Trustees....................................--

     Investment Advisory Services............................................ --

     Distributor............................................................. --

     Distribution Plan....................................................... --

     Portfolio Transactions.................................................. --

     Dividends, Distributions and Taxes...................................... --

     Calculation of Yield and Total Return................................... --

     General................................................................. --

     Shareholder Maintenance Agreement ...................................... --

     Independent Accountants................................................. --

     Financial Statements.................................................... --

     Investment Objectives and Policies

The following information supplements our discussion of the Funds' investment objectives and policies described in the prospectus. In pursuing the Funds' objectives, we invest as described below and employ the investment techniques described in the prospectus and elsewhere in this Statement of Additional Information. Except for The AAL Balanced and High Yield Bond Funds, each Fund's investment objective is a fundamental policy. As such, only a vote of a "majority of outstanding voting securities" can change a Fund's investment objective. A majority means the approval of the lesser of: (1) 67% or more of the voting securities at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy; or
(2) more than 50% of the outstanding voting securities of a Fund.

The AAL Small Cap Stock Fund:  Investing In Small Company Stocks

This Fund seeks capital growth by investing primarily in a diversified portfolio of common stocks, and securities convertible into common stocks, of small-sized companies with a market capitalization of less than $1 billion. The Fund focuses on companies with a market capitalization of between $30 million and $600 million.

The AAL Mid Cap Stock Fund:  Investing In Mid-Sized Company Stocks

This Fund seeks capital growth by investing primarily in a diversified portfolio of common stocks, and securities convertible into common stocks, of mid-sized companies with a market capitalization of between $100 million and $5 billion. The Fund focuses on companies with a market capitalization of between $400 million and $3.5 billion.

The AAL International Fund:  Investing In Foreign Stocks

This Fund seeks capital growth by investing primarily in a diversified portfolio of foreign stocks.

The AAL Capital Growth Fund:  Investing In Large Company Stocks

This Fund seeks long-term capital growth by investing in a diversified portfolio of common stocks and securities convertible into common stocks.

The AAL Equity Income Fund:  Investing In Income-Producing Equity Securities

This Fund seeks current income, long-term income growth and capital growth by investing primarily in a diversified portfolio of income-producing equity securities.

The AAL Balanced Fund: Investing in Common Stocks, Bonds and Money Market Instruments

This Fund seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments. We will select these investments consistent with the investment policies of The AAL Capital Growth, Bond and Money Market Funds, respectively.

The AAL High Yield Bond Fund:  Investing in Below Investment Grade Bonds

This Fund seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high risk, high yield bonds ( "junk bonds").

The AAL Municipal Bond Fund:  Investing In Investment Grade Municipal Securities

This Fund seeks a high level of current income that is exempt from federal income taxes, consistent with preservation of capital, by investing primarily in a diversified portfolio of municipal bonds.

The AAL Bond Fund:  Investing In Investment Grade Bonds

This Fund seeks a high level of current income, consistent with preservation of capital, by investing primarily in a diversified portfolio of investment grade bonds and other debt securities.

The AAL Money Market Fund:  Investing In Money Market Instruments

This  Fund  seeks  a high  level  of  current  income  consistent  with  capital
preservation   and  liquidity  by  investing  in  a  diversified   portfolio  of
high-quality, short-term money market instruments.

Investment Techniques

We may use the techniques described in the prospectus and statement of additional Information in pursuing the Funds' investment objectives.

Lending Portfolio Securities

Subject to the fundamental investment restriction (4) listed under "Investment Restrictions," page __, we may lend a Fund's portfolio securities to broker-dealers and financial institutions, such as banks and trust companies. As the adviser, we will monitor the creditworthiness of any firm with which a Fund engages in securities lending transactions. We would continuously secure the loan by collateral in cash or cash equivalents maintained (on a current basis) in an amount equal to or greater than the market value of the securities loaned. We would continue to receive the equivalent of the interest or dividends paid by the issuer to the Fund on the securities loaned. We would also receive any additional returns, such as a fixed fee or a percentage of the collateral. We would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. Generally, we would not have the right to vote the Fund's loaned securities during the existence of the loan. However, we would call the loan to permit voting if, in our judgment, a material event requiring a shareholder vote would otherwise occur before the repayment date.

In the event of the borrower's default or bankruptcy, we could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses for a Fund. For example, during the period when we would seek to enforce the Fund's rights to the loaned securities, the collateral's value could decline. We might receive subnormal levels of income or no income from the loaned securities. We also would incur the expense of enforcing the Fund's rights to the loaned securities.

Repurchase Agreements

We maintain procedures for evaluating and monitoring the creditworthiness of firms with which we enter into repurchase agreements for the Funds. We may not invest more than 10% of a Fund's net assets in repurchase agreements maturing in more than seven days.

When-Issued and Delayed Delivery Securities


We may purchase securities on a when-issued or delayed-delivery basis for a Fund, as described in the prospectus. We only purchase on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, including when-issued securities with long-term issue dates of a year or more. However, we may sell such securities before settlement date if we deem it advisable for investment reasons.


At the time of purchase we identify liquid assets having a value at least as great as the purchase price. We have the custodian hold these securities identified throughout the period of the obligation. Purchasing on a when-issued or delayed basis as we have described may increase the Fund's net asset value fluctuation or volatility.

Rated Securities

If a NRSRO reduces or eliminates its rating of a Fund security, we do not have to sell the security. However, we consider such fact in determining whether we should continue to hold the security for the Fund. For The AAL Money Market Fund, we sell downgraded commercial paper to the extent required to comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act").

At times a NRSRO changes its ratings for debt securities as a result of changes at the organization or in its rating system. When this happens, we attempt to use comparable NRSRO ratings in reassessing investments for a Fund in accord with its investment policies..

High Yield Bond Market -- The AAL International, Equity Income and High Yield Bond Funds

We may invest in high risk, high yield bonds for The AAL International, Equity Income and High Yield Bond Funds. We normally invest at least 65% of The AAL High Yield Bond Fund's total assets in such securities. As stated in the prospectus, investing in high yield bonds involves market risk. The market for high yield bonds has existed for many years and has weathered downturns. In particular during the late 1980s and early 1990s, the high yield market experienced a significant downturn. Many corporations had dramatically increased their use of high yield bonds to fund highly leveraged acquisitions and restructuring. As a result, from 1989 to 1991, the percentage of lower-quality securities that defaulted rose significantly above previous default levels. After this period, default rates decreased.

We may invest in lower-rated asset and mortgage-backed securities for The AAL High Yield Bond Fund. These securities include interests in pools of lower-rated bonds, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities (the separate income or principal components). Changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved may significantly affect the value of these bonds. Some of these securities may have structures that makes their reaction to interest rates and other factors difficult to predict, causing high volatility in their market value. These bonds also carry prepayment risk. During periods of declining interest rates, prepayment of the loans and mortgages underlying these securities tend to accelerate. Investors tend to refinance their mortgages (pay the old mortgage off with a new mortgage at a lower rate) to lower payments. Accordingly, any prepayment on the existing securities we hold for the Fund reduces our ability to maintain positions in high-yielding, mortgage-backed securities and reinvest the principal at comparable yields.

Certain high yield bonds carry particular market risks. Zero coupon, deferred interest and payment-in-kind ("PIK") bonds issued at deep discounts may experience greater volatility in market value. Asset and mortgage-backed securities, including CMOs, in addition to greater volatility, may carry prepayment risks.

CMOs and Multi-Class Pass-Through Securities -- The AAL Balanced, High Yield Bond and Bond Funds

We may invest in mortgage-backed securities, including CMOs and multi-class pass-through securities. CMOs and multi-class pass-through securities are debt instruments issued by special purpose entities secured by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the money to pay debt service on the CMO or make scheduled distributions on the multi-class pass-through security. Multi-class pass-through securities, CMOs, and classes thereof (including those discussed below) are examples of the types of financial instruments commonly referred to as "derivatives."

A CMO contains a series of bonds or certificates issued in multiple classes. Each CMO class (referred to as "tranche") has a specified coupon rate and stated maturity or final distribution date. When people start prepaying the principal on the collateral underlying a CMO (such as mortgages underlying a CMO), some classes may retire substantially earlier than the stated maturity or final distribution dates. The issuer structures a CMO to pay or accrue interest on all classes on a monthly, quarterly or semi-annual basis. The issuer may allocate the principal and interest on the underlying mortgages among the classes in many ways. In a common structure, the issuer applies the principal payments on the underlying mortgages to the classes according to scheduled cash flow priorities.

There are many classes of CMOs. Interest only classes ("IOs") entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the interest in an underlying pool of mortgages or mortgage-backed securities ("mortgage assets"). Principal only classes ("POs") entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the underlying pool of mortgage assets. In addition, there are "inverse floaters," which have coupon rates that move in the reverse direction to an applicable index, and accrual (or "Z") bonds (described below).

At any one time, we may not invest more than 7.5% of a Fund's net assets in IOs, POs, inverse floaters or accrual bonds individually or more than 15% in all such obligations combined.

Inverse floating CMO classes are typically more volatile than fixed or adjustable rate CMO classes. We would only invest in inverse floating CMOs to protect against a reduction in the income earned on investments due to a predicted decline in interest rates. In the event interest rates increased, we would lose money on investments in inverse floating CMO classes. An interest rate increase would cause the coupon rate on an inverse CMO class to decrease, and, like other mortgage-backed securities, the value would decrease as interest rates increase.

Cash flow and yields on IO and PO classes are extremely sensitive to principal payment rates (including prepayments) on the underlying mortgage loans or mortgage-backed securities. For example, rapid or slow principal payment rates may adversely affect the yield to maturity of IO or PO bonds, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the holder of an IO bond may incur substantial losses in value due to the lost interest stream even if the IO bond has a AAA rating. If the underlying mortgage assets experience slower than anticipated prepayments of principal, the PO bond will incur substantial losses in value due to lost prepayments. Rapid or slow principal payment rates may cause IO and PO bond holders to incur substantially more losses in market value than if they had invested in traditional mortgage-backed securities. On the other hand, if interest rates rise, the value of an IO might increase and partially offset other bond value declines in a Fund's portfolio. If interest rates fall, the value of a PO might increase offsetting lower reinvestment rates in a Fund's portfolio.

An accrual or Z bondholder does not receive cash payments until one or more of the other classes have received their full payments on the mortgage loans underlying the CMO. During the period when the Z bondholders do not receive cash payments, interest accrues on the Z class at a stated rate. The accrued interest is added to the amount of principal due to the Z class. After the other classes have received their payments in full, the Z class begins receiving cash payments until it receives its full amount of principal (including the accrued interest added to the principal amount) and interest at the stated rate. Generally, the date when cash payments begin on the Z class depends on the prepayment rate of the mortgage loans underlying the CMO. A faster prepayment rate results in an earlier commencement of cash payments on the Z class. Like a zero coupon bond, during its accrual period the Z class has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining interest rates. Like a zero coupon bond, the market value of a Z class bond fluctuates more widely with changes in interest rates than would the market value of bond from a class that pays interest currently. Changing interest rates influence prepayment rates. As noted above, such changes in prepayment rates affect the date at which cash payments begin on a Z tranche, which in turn influences its market value.

Structured Securities -- The AAL International and High Yield Bond Funds

We may invest in structured notes and/or preferred stocks for The AAL International and High Yield Bond Funds. The issuer of a structured security links the security's coupon, dividend or redemption amount at maturity to some sort of financial indicator. Such financial indicators can include currencies, interest rates, commodities and indices. The coupon, dividend and/or redemption amount at maturity may increase or decrease depending on the value of the linked or underlying instrument.

Investments in structured securities involve certain risks. In addition to the normal credit and interest rate risks inherent with a debt security, the redemption amount may increase or decrease as a result of price changes in the underlying instrument. Depending on how the issuer links the coupon and/or dividend to the underlying instrument, the amount of the dividend may be reduced to zero. Any further declines in the value of the underlying instrument may then reduce the redemption amount at maturity. Structured securities may have more volatility than the price of the underlying instrument.

Variable Rate Demand Notes

We may purchase variable rate, master demand notes for the Funds. The notes are unsecured instruments that permit the amount of the debt to vary and provide for periodic adjustments in the interest rate. Variable rate, master demand notes normally do not trade and do not have a secondary market. However, the note holder may demand principal payment at any time. Except for The AAL High Yield Bond Fund, we purchase notes rated only in one of the two highest rating categories by a NRSRO. We also may purchase notes for a Fund where the issuer has a received a rating in the top two categories for a class of short term debt obligations comparable in priority and security with the notes. If an issuer of a variable rate, master demand note defaults on its payment obligation, we may not be able to dispose of the note due to the absence of a secondary market. As a result, we might suffer a loss for a Fund to the extent of the default. We invest in variable rate master demand notes for a Fund only when we believe it involves minimal credit risk.

In some instances, we may purchase variable rate securities for The AAL Money Market Fund with actual maturities greater than or equal to 397 days. Generally, a money market fund is limited to investments with maturities less than 397 days. Variable rate, money market securities have yields that vary in relation to changes in specific money market rates, such as the prime rate. To purchase variable rate money market instruments with maturities greater than 397 days, we must be able to consider these securities as having maturities of less than 397 days pursuant to Securities and Exchange Commission ("SEC") rules. We only invest in these longer-term, variable rate securities for the Fund when we can take advantage of the higher yield paid on them as compared to short-term securities. We only invest when it appears to us that the variable rates on these securities may reduce the fluctuations in market value typical of longer-term securities. We may purchase variable rate securities with a put option for a Fund. The put option may reduce the risk of fluctuations in market value, because the put option allows us to sell the security back to the issuer at a set price.

Portfolio Turnover -- The AAL Small Cap Stock, Mid Cap Stock, High Yield Bond, Municipal Bond and Bond Funds

As noted in the prospectus, portfolio turnover rates in excess of 100% may increase brokerage and other trading expenses we incur for a Fund.


For the fiscal year ended April 30, 1998, we had portfolio turnover rates of 105.60% and 104.73% for The AAL Small Cap Stock and Mid Cap Stock Funds. The rates reflected our growth investment styles for the Funds. We also purchased stocks in initial public offerings and sold them shortly thereafter. Stock prices in initial public offerings tend to appreciate or decline significantly after the offering and then level off in price. The rates also reflect the volatility of small and mid cap stock prices.

We had portfolio turnover rates for The AAL Municipal Bond and Bond Funds of 139.18% and 483.76%. The rate for The AAL Bond Fund reflects our active selection of the individual bonds that we believe provide the best income within the Fund's investment parameters at any one time For The AAL Bond Fund, we may have a portfolio turnover rate for the next fiscal year in excess of 300%, and as high as 600% or more. Our turnover rate for The AAL Municipal Bond Fund also reflects our active selection of the individual bonds that we believe provide the best income and chance for capital appreciation and, thus, preservation, at any one time. We try to exploit pricing inefficiencies we believe exist in the municipal securities market.


We may have portfolio turnover in excess of 100% for The AAL High Yield Bond Fund, which began operations on January 8, 1997. In seeking its objectives, we buy or sell portfolio securities whenever the portfolio manager believes it appropriate. Generally, how long we have owned the security for the Fund does not influence the portfolio manager's decision on when we will trade the security. From time to time, we will buy securities intending to seek short-term trading profits. As a result, The AAL High Yield Bond Fund's portfolio turnover rate may be higher than that of other mutual funds in this category. The turnover rate is not a limiting factor when considering a change in the Fund's portfolio.

Options and Futures


The following sections pertain to options and futures. Except for The AAL Money Market Fund, we may engage in options, futures and options on futures transactions for the Funds. We may engage in options and futures transactions for bona fide hedging or other permissible risk management reasons (including enhancing returns for a Fund). When entering into these transactions, we follow the SEC and the Commodities Futures Trading Commission requirements and set aside liquid assets in a separate account to secure a Fund's potential obligations under such contracts. We cannot sell securities held in a segregated account while the futures or options strategy is outstanding, unless we replace such assets with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or our ability to meet redemption requests or other obligations for a Fund.

We may try to enhance returns or hedge against a decline in the value of a Fund's securities by writing (selling) and purchasing options and futures contracts. For example, during a neutral or declining market, we may gain additional income by writing options and receiving premiums for a Fund. When we write (sell) covered call options for a Fund, we forgo the opportunity to profit from increases in the market value of the underlying securities above the sum of the options' premium and the exercise price. On the other hand, we reduce the amount of any decline in the value of the underlying securities to the extent of the premium we receive from writing the call for a Fund. During a rising market, we may gain incremental income by purchasing call options and futures contracts for a Fund.


We also may use options and futures to hedge against an anticipated price increase in a security we plan to buy for a Fund.

If new types of options and futures contracts become available, we may use them for the Funds. Prior to their use, however, we must obtain a determination from the Funds' Board of Trustees that their use would be consistent with the Fund's investment objectives and policies.

     Options on Securities and Indexes

An option contract on a security (or index) gives the holder, in return for a premium, the right to buy from (call) or sell to (put) the option writer of the underlying security (or cash value of underlying index) at a specified exercise price at any time during the option term.

Upon exercise of a call option, the writer (seller) has the obligation to deliver the underlying security to the holder; provided the holder pays the exercise price. Upon exercise of a put option, the writer has the obligation to pay the holder the exercise price upon delivery of the underlying security.

Upon the exercise of an index options, the writer must pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is a statistical composite that measures changes in the economy or financial market, usually reflecting specified facets of a particular securities market, a specific group of financial instruments, securities or economic indicators.).


Options and futures exist on debt, equity, indexes and other securities or instruments. They may take the form of standardized contracts traded on national securities exchanges, boards of trade or similar entities. They also may trade in the over-the-counter market. Some debt instruments, such as bonds, trade with cash put options, which generally allow the holder to sell the security back to the issuer at a specified price for a specified amount of time.


When we write options, we may only write "covered" calls or puts for a Fund.

A call option for a Fund is covered if we hold the security underlying the call for the Fund. Also a call option for a Fund is covered if we have an absolute and immediate right to acquire the security for the Fund without additional cash consideration upon conversion or exchange of other securities held in the portfolio. If additional cash consideration is required, we hold cash or cash equivalents in such an amount in a segregated account with the Fund's custodian. An index call option is covered if we hold cash or cash equivalents with the Fund's custodian equal to the contract value. A written call option is covered if we hold a call option on the same security or index under two conditions. The first condition is where the exercise price of the call purchased is equal to or less than the exercise price of the call written. The second conditions is where the exercise price of the call purchased is greater than the exercise price of the call written; provided that we maintain the difference with the Fund's custodian in cash or cash equivalents in a segregated account.

A put option on a security or an index is covered if we maintain cash or cash equivalents equal to the exercise price in a segregated account with the Fund's custodian. A put option is covered if we hold a put on the same security or index as the put written under two conditions. The first condition is where the exercise price of the put is equal to or greater than the exercise price of the put written. The second condition is where the exercise price of the put is less than the exercise price of the put written; provided we maintain cash or cash equivalents with the Fund's custodian in a segregated account.

Prior to the expiration or exercise of an option, we may close the option out by entering into an offsetting transaction. We would affect an offsetting transaction for a Fund by purchasing or selling an option of the same series (type, exchange, underlying security or index, exercise price and expiration). Due to market factors, we may not be able to affect a closing purchase or sale at the time we would like to for a Fund.

We realize a capital gain from a closing purchase transaction if the premium for purchasing the closing option is less than the premium received from writing the option. If the premium for purchasing the closing option is more, we realize a capital loss for the Fund. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, we realize a capital gain for the Fund. If the premium is less, we realize a capital loss for the Fund.

If an option we write for a Fund expires unexercised, we realize a capital gain equal to the premium received. If an option we purchased for a Fund expires unexercised, we realize a capital loss equal to the premium we paid for the option.

The principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

We record a premium paid for an option purchased by us for a Fund as an asset. We record the premium received for an option written by us for a Fund as a deferred liability. We mark-to-market the value of an option purchased or written on a daily basis at the closing price on the exchange on which it traded. If the option was not traded on an exchange or a closing price was not available, we would value the option at the mean between the last bid and asked prices.

     Risks Associated with Options on Securities and Indexes

Options transactions have risks. A decision as to whether, when and how we use options involves the exercise of skill and judgment. For example, significant differences could exist between the market for the underlying security (or index) and the market for the overlying options. These differences, such as differences in the way the underlying securities are trading and the way the options on the securities are trading, could result in an imperfect correlation between the markets. As a result, we might not be able to achieve our objectives in an options transaction for the Fund. Market behavior and unexpected events may hinder our otherwise well-conceived options transactions we have entered into for a Fund.

We cannot assure you that a liquid market will exist when we seek to close out an option position for a Fund. If we could not close out an option we had purchased for a Fund, we would have to exercise the option to realize any profit or let the option expire worthless. If we could not close out a covered call option that we had written for a Fund, we could not sell the underlying security unless the option had expired not exercised.

When we write a covered call option for a Fund, we forgo the opportunity to profit from increases in the covering security's market value above the sum of the premium and the call's exercise price.

If the exchange (or Board of Trade) suspends trading in an option we purchased for a Fund, we cannot enter into a closing transaction during the suspension. If the exchange imposes restrictions on the option's exercise, we might not be able to exercise an option we have purchased for a Fund. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by a Fund, movements in the index may result in a loss to a Fund. Such losses may be mitigated by changes in the value of a Fund's portfolio securities during the period the option was outstanding.

     Futures Contracts and Options on Futures Contracts

In addition to foreign currency futures contracts, which we discuss below, we may enter into interest rate and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time. A futures contract on an index is an agreement by which two parties agree to take or make delivery of an amount of cash equal to the difference between the closing value of the index on the contract's last trading day and the original price entered into for the contract. Although the index's value may reflect the value of certain underlying securities, the party responsible for delivery delivers cash (not the underlying securities).

A public market exists in futures contracts covering a number of indexes as well as other financial instruments. Such instruments include: U.S. Treasury bonds; U.S. Treasury notes; GNMA certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. Boards of trade and other issuers may develop and trade other futures contracts. As with options, if new types of futures contracts become available, we may use them for the Funds. Prior to their use, however, we must obtain a determination from the Funds' Board of Trustees that their use would be consistent with the Fund's investment objectives and policies.

We may purchase and write call and put futures options for a Fund. Our ability to write call and put futures, however, depends on whether the Commodity Futures Trading Commission grants certain regulatory relief (such as an exemption from being considered a commodities pool operator).

Options on futures possess many of the same characteristics as options on securities and indexes. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

As long as regulatory authorities require, we limit our use of futures and options on futures to hedging transactions. We might use futures contracts to hedge against anticipated interest rate changes we believe might adversely affect either the value of a Fund's securities or the price of securities we intend to purchase for a Fund. Our hedging strategy may include sales of futures contracts to offset the effect of expected interest rate increases. It also may include purchases of futures contracts to offset the effect of expected interest rate declines. Although we could use other techniques to reduce a Fund's exposure to interest rate fluctuations, we may be able to hedge a Fund's exposure more effectively and perhaps at a lower cost by using futures and options on futures.

The success of any hedging technique depends on our ability to correctly predict changes in the level and direction of interest rates and other factors. Should our predictions prove incorrect, the Fund's return might be lower than it would have been had we not tried the hedging strategy. However, in the absence of the ability to hedge, we might have to take portfolio actions in anticipation of the same market movements with similar investment results at potentially greater transaction costs.

We only enter into standardized futures or options on futures contracts that trade on U.S. exchanges, boards of trade, or similar entities, or are quoted on an automated quotation system.

When we purchase or sell a futures contract for a Fund, we deposit with the custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities ("initial margin"). The exchange or board of trade on which the futures contract trades sets the margin requirement. The exchange may modify the margin requirement during the term of a futures contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract. The custodian or broker returns the margin to a Fund upon termination of the contract, assuming we have fulfilled all contractual obligations for the Fund. We expect to earn interest income on the initial margin deposit for a Fund. We value a futures contract held for a Fund on a daily basis at the official settlement price of the exchange on which it trades. Each day a we pay or receive cash for the Fund, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by us for a Fund, but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, we mark-to-market a Fund's open futures positions.

We are required to deposit and maintain margin on any put and call options on futures contracts that we have written for a Fund. Such margin deposits vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the option's current market and other futures positions we hold for the Fund.

Some futures contracts call for making or taking delivery of the underlying securities. Generally we would close out these obligations prior to delivery by making offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, we realize a capital gain for the Fund. If the offsetting purchase price is more, we realize a capital loss for the Fund. Conversely, if an offsetting sale price is more than the original purchase price, we realize a capital gain for a Fund. If the offsetting sale price is less, we realize a capital loss for a Fund. We must include the transaction costs in calculating a gain or loss on the offsetting transactions.

     Risks Associated with Futures

There are several risks associated with using futures contracts and options on futures as hedging techniques. Our purchase or sale of a futures contract may result in losses in excess of the amount we invested in the futures contract for a Fund. We cannot guarantee how price movements in the market for the hedging vehicle and market for the underlying portfolio securities being hedged will correlate. Significant differences exist between the securities and futures markets that could result in an imperfect correlation. These differences could cause a given hedging strategy we have entered into for a Fund to not achieve its objectives. The degree of imperfect correlation depends on circumstances such as the variations in the speculative market demand for the futures and/or futures options contracts used to hedge the underlying portfolio securities. A decision as to whether, when and how we hedge involves the exercise of skill and judgment. Our hedges may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Futures exchanges may limit the amount of price fluctuation in a contract for trading in a single day. An exchange establishes a daily limit on the amount a contract's price may vary either up or down from the previous day's settlement price. Once the futures contract trades above or below the daily limit, the exchange stops trading beyond the limit. The daily limit governs price movements during a particular trading day but does not limit potential losses for the contract holders. The daily limit may prevent us from being able to liquidate an unfavorable position for a Fund. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

We cannot assure a liquid market will exist at a time when we seek to close out a futures or futures options position for a Fund. If a liquid market did not exist, we would have to continue meeting margin requirements until we could close the position. We also cannot assure that an active secondary market will develop or continue to exist for the futures and futures options discussed above.

     Limitations on Options and Futures

We do not enter into an open futures contract position or purchase an option: the initial margin deposit plus the premiums paid less the amount by which any such position is "in the money" exceeds 5% of a Fund's net assets. A call option is "in the money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract or writing a put on a futures contract, we must maintain with the Fund's custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, we maintain with the Fund's custodian cash or cash equivalents (including any margin) equal to the amount such option is in the money until the option expires or we have entered into an offsetting transaction closing out the option for the Fund.

We may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes for a Fund, if, in the aggregate, the market value of all such open positions exceeds the current value of the Fund's portfolio. In valuing the portfolio, we have to take into account unrealized gains and losses on the open positions and adjust for the historical relative volatility of the relationship between the portfolio and the positions. To the extent we have written call options on specific securities in a Fund's portfolio, we deduct the value of those securities from the portfolio's current market value.

We avoid being deemed a "commodity pool operator" by complying with the Commodity Futures Trading Commission Rules. As such, we do not invest in a commodity contract for a Fund where the "underlying commodity value" of each long position at any time exceeds the sum of:

     (1) the value of the Fund's short-term U.S. debt obligations or other U.S. dollar denominated, high-quality short-term money market instruments and cash that we have set aside for the Fund in an identifiable manner, plus any funds deposited as margin on the contract;

     (2)  unrealized appreciation on the contract held by the broker; and

     (3)  cash proceeds from existing investments due in not more than 30 days.

"Underlying commodity value" means the size of the contract multiplied by the daily settlement price of the contract.


     Taxation of Options and Futures

If we exercise a call option for a Fund, we add the premium paid for the call option to the cost of the security purchased. If we exercise a put option, we deduct the premium paid for the put option from the proceeds of the security sold. For index options and futures, which are cash settled, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

Our entry into closing purchase transactions for a Fund results in a capital gain or loss. If an option was "in the money" when we wrote it and we held the security covering the option for more than one year before writing it for a Fund, any loss realized in a closing purchase transaction would be long-term for federal tax purposes. The holding period of the securities covering an "in the money" option does not include the time period the option was outstanding.

When we hold a futures contract for a Fund until delivery, we will realize a capital gain or loss on the futures contract. The capital gain or loss is equal to the difference between the price at the time we entered into the futures contract for the Fund and the settlement price on the earlier of the delivery notice date or expiration date. If we deliver securities for a Fund under a futures contract, we realize a capital gain or loss for the Fund on those securities.

For Federal income tax purposes, we generally recognize a Fund's yearly net realized gains and losses on its options, futures and options on futures positions ("year-end mark to market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark to market or by actual closing of the positions) is considered to be 60% long term and 40% short term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," we may defer the recognition of losses on certain positions (including options, futures and options on futures positions, the related securities and certain successor positions thereto) to a later taxable year for a Fund. Selling futures contracts or writing call options (or call options on futures) or buying put options (or put options on futures) for the purposes of hedging against an anticipated change in the value of a Fund's securities may affect the securities' holding period.


We distribute any recognized net capital gains for a Fund, including any recognized net capital gains (including year-end mark-to-market gains) on options and futures transactions for federal income tax purposes. We combine and distribute a Fund's capital gains on its options and futures transactions and its capital gains on other investments. We also advise shareholders on the nature of these distributions for a Fund.

     Federal Tax Treatment of Forward Foreign Exchange Contracts

We may enter into certain forward foreign exchange contracts for a Fund that the Internal Revenue Service will treat as Section 1256 contracts or straddles under the Internal Revenue Code.

We must consider these Section 1256 contracts as having been closed at the end of a Fund's fiscal year and we must recognize any gains or losses on these contracts for tax purposes at that time. The IRS characterizes such gains or losses from the normal closing or settlement of such transactions as ordinary gain or loss. We are required to distribute any net gains on such transactions to the Fund's shareholders even if we have not actually closed the transaction and received cash to pay for the distribution.

We may consider forward foreign exchange contracts that offset a foreign dollar denominated bond or currency position as straddles for tax purposes. Considering these contracts as straddles allows us to defer a loss on any position in a straddle to the extent of unrealized gain in an offsetting position.

For a Fund to continue qualifying for federal income tax treatment as a regulated investment company, it must derive at least 90% of its gross income from qualifying income (i.e., dividends, interest, income derived from loans of securities and gains from the sale of securities or currencies). Pending tax regulations could limit the extent that net gains realized from options, futures or foreign forward exchange contracts on currencies are qualifying income for purposes of 90% requirement.


Foreign Securities

     The AAL Small Cap Stock, Mid Cap Stock, Capital Growth, Balanced and Bond Funds

We may invest in foreign securities trading domestically through depository receipts or on a U.S. national securities exchange or Nasdaq National Market for The AAL Small Cap Stock, Mid Cap Stock and Capital Growth Funds. We do not intend to invest more than 10% of their net assets in such foreign securities. We may invest up to 20% of The AAL Bond Fund's net assets in debt securities of foreign issuers payable in U.S. dollars. We may invest in foreign securities for The AAL Balanced Fund to the extent The AAL Capital Growth and Bond Funds allow investments in foreign securities for the common stock and fixed-income sectors of the Fund, respectively. Foreign securities may present a greater degree of risk (including risks relating to tax provisions or expropriation of assets) than do securities of domestic issuers.

     Foreign Securities - The AAL International, Equity Income and High Yield Bond Funds

We normally invest at least 65% of The AAL International Fund's total assets in foreign securities primarily trading in at least 3 different countries, not including the U.S.

We may invest up to 15% of The AAL Equity Income Fund's net assets in foreign securities. We also may invest in foreign securities trading domestically through depository receipts and securities of foreign issuers traded on a U.S. national securities exchange or Nasdaq National Market without regard to the 15% limitation. For purposes of diversification for a Fund, we consider depository receipts as investments in the underlying stocks.

We may invest up to 15% of The AAL High Yield Bond Fund's net assets in foreign bonds. At this time, we intend to limit our foreign bond purchases for the Fund to those trading in the U.S.

Foreign investing involves risks in addition to the risks inherent in U.S. investing. Foreign countries tend to disseminate less public information about their issuers. Many foreign countries do not subject their companies to uniform accounting, auditing and financial reporting standards. The value of foreign investments may rise or fall because of changes in currency exchange rates. As a result, we may incur costs in converting securities denominated in foreign currencies into U.S. dollars for a Fund. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce a Fund's income without providing a tax credit to shareholders. When necessary, we may have more difficulty obtaining and enforcing judgments in foreign countries. We also would incur more expense. Even though we mainly intend to invest in securities trading in stable and developed countries, we still face the possibility of expropriation, confiscatory taxation, nationalization, currency blockage or political or social instability that could affect investments in such countries.

We may invest in American Depository Receipts ("ADRs") for The AAL International and Equity Income Funds without limit. ADR facilities may be either "sponsored" or "un-sponsored." While sponsored and unsponsored ADR facilities are similar, distinctions exist between the rights and duties of ADR holders and market practices. Sponsored facilities have the backing or participation of the underlying foreign issuers. Un-sponsored facilities do not have the participation by or consent of the issuer of the deposited shares. Un-sponsored facilities usually request a letter of non-objection from the issuer.

Holders of un-sponsored ADRs generally bear all the costs of such facility. The costs of the facility can include deposit and withdrawal fees, currency conversion and other service fees. The depository of an un-sponsored facility may not have a duty to distribute shareholder communications from the issuer or to pass through voting rights. Issuers of un-sponsored ADRs do not have an obligation to disclose material information about the foreign issuers in the U.S. As a result, the value of the un-sponsored ADR may not correlate with the value of the underlying security trading abroad or any material information about the security or the issuer disseminated abroad.

Sponsored facilities enter into an agreement with the issuer that sets out rights and duties of the issuer, the depository and the ADR holder. The sponsored agreement also allocates fees among the parties. Most sponsored agreements provide that the depository will distribute shareholder notices, voting instructions and other communications. The AAL International and Equity Income Funds may invest in sponsored and un-sponsored ADRs.

For The AAL International Fund, we also may hold foreign securities in the form of American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs"), or other securities convertible into foreign securities. These receipts may not be denominated in the same currency as the underlying securities. Generally, American banks or trust companies issue ADRs and ADSs, which evidence ownership of underlying foreign securities. GDRs represent global offerings where an issuer issues two securities simultaneously in two markets, usually publicly in a non-U.S. market and privately in the U.S. market. EDRs (sometimes called Continental Depository Receipts ("CDRs")) are similar to ADRs, but usually issued in Europe. Typically issued by foreign banks or trust companies, EDRs and CDRs evidence ownership of foreign securities. Generally, ADRs and ADSs in registered form trade in the U.S. securities markets, GDRs in the U.S. and European markets, and EDRs and CDRs (in bearer form) in European markets. For diversification purposes, we consider investments in ADRs, ADSs, GDRs, EDRs and CDRs as investments in the underlying stocks for the Fund.

     Classification of Foreign Markets -- The AAL International Fund

Investors often classify foreign markets as mature or emerging. The countries in which we may invest for The AAL International Fund are classified as follows.

Mature: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, United Kingdom and United States.


Emerging: Argentina,  Brazil,  Chile,  China, Czech Republic,  Ecuador,  Greece,
          Hungary, India, Indonesia, Jamaica, Kenya, Israel, Jordan, Malaysia, Mexico, Morocco, Nigeria, Pakistan, People's Republic of China, Peru, Philippines, Poland, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela and Vietnam.


We may invest in securities of additional countries when such investments are consistent with the Fund's objective and policies.

Foreign Currency Transactions

     Foreign Currency Spot Transactions and Forward Contracts

To manage the currency risk accompanying investments in foreign securities and to facilitate the purchase and sale of foreign securities, we may engage in foreign currency transactions on a spot (cash) basis for the Funds. We invest at the spot rate prevailing in the foreign currency exchange market. We also may enter into contracts to purchase or sell foreign currencies at a future date ("forward foreign currency" contracts or "forward" contracts).

A forward contract involves an obligation to purchase or sell a specific foreign currency at a future date at a set price. Forward contracts principally trade in the inter-bank market and are conducted directly between currency traders
(usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.

Whenever we intend to purchase or sell a security denominated in a foreign currency for a Fund, we may want to "lock in" the U.S. dollar price of the security. We can protect a Fund by entering into a forward contract for the purchase or sale of a fixed amount of U.S. dollars equal to the amount of foreign currency involved in the underlying security transaction. With a forward contract, we can protect the Fund against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency between the date the security is purchased or sold and the date on which the payment is made or received.

We may use forward contracts for a Fund when we believe that a particular foreign currency may suffer a substantial decline against the U.S. dollar. In this situation, we would enter into a forward contract to sell a fixed amount of the foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. We, however, cannot precisely match the forward contract amounts and the value of the securities involved. The securities' values change as a consequence of market movements between the date we entered into the forward contract for the underlying currency and the date it matures.

Due to the fact that movement in the short-term currency market is extremely difficult to predict, successful execution of a short-term hedging strategy is highly uncertain. Therefore, we do not enter into forward contracts or maintain a net exposure to such contracts where completion would obligate us to deliver foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. Under normal circumstances, we consider the long-term prospects for a particular currency. We incorporate the prospects into our overall long-term diversification strategies. However, we believe that it is important to have the flexibility to enter into such forward contracts when we determine that it is in the Fund's best interest.

At the maturity of a forward contract for a Fund, we may either: (1) sell the portfolio securities and make delivery of the foreign currency; or (2) retain the securities and terminate our contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating us to purchase, on the same maturity date, the same amount of foreign currency.

If we retain the portfolio securities and engage in an offsetting transaction for the Fund, we will incur a gain or a loss to the extent that there has been movement in forward contract prices. If we enter into an offsetting transaction, we may subsequently enter into a forward contract to sell the foreign currency. Should forward prices decline during the period when we entered into a forward contract to sell a foreign currency and the date we entered into an offsetting contract to buy a foreign currency, we will realize a gain to the extent the price of the currency we agreed to sell exceeds the price of the currency we agreed to buy. Should forward prices increase, we will suffer a loss to the extent that the price of the currency we agreed to buy exceeds the price of the currency we agreed to sell for a Fund. We may not be able to hedge against a currency devaluation at a price above the level where the market itself has anticipated the currency's devaluation.

A foreign currency hedge transactions does not protect against or eliminate fluctuations in the prices of particular portfolio securities. For example, a foreign currency hedge transaction does not prevent a security's price decline due to an issuer's deteriorating credit situation. We also cannot forecast with precision the market value of securities at the expiration of a forward contract. Accordingly, we may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if: (1) the market value of the Fund's securities are less than the amount of the foreign currency we are obligated to deliver for the Fund; and (2) we made a decision to sell the foreign securities and make delivery of the foreign currency upon expiration of the contract for the Fund. Conversely, we may have to sell some of a Fund's foreign currency received upon the sale of a portfolio security if the market value of the Fund's securities exceed the amount of foreign currency we are obligated to deliver for the Fund. We limit our dealings in forward foreign currency exchange contracts for a Fund to the transactions described above.

Although we value the Funds' assets daily in terms of U.S. dollars, we do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. From time to time, however, we will convert a Fund's foreign currency holdings into U.S. dollars. There are costs associated with converting foreign currencies into U.S. dollars and you should be award of these costs. Although foreign exchange dealers do not charge a fee for conversion, they realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to us for a Fund at one rate, while offering a lesser rate of exchange should we desire to resell that currency to the dealer for the Fund.

     Options and Futures Relating to Foreign Currencies

We may purchase and sell currency futures and purchase and write currency options to increase or decrease a Fund's exposure to different foreign currencies. We also may purchase and write currency options in conjunction with the currency futures or forward contracts of the Fund's other series. The uses and risks of currency options and futures are similar to options and futures on securities or indices, as discussed above.

Currency futures contracts are similar to forward foreign currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars.

The underlying instrument of a currency option generally is either a foreign currency or a currency futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency. The purchaser of a currency put option obtains the right to sell the underlying currency.

Currency futures and options values correlate with exchange rates. However, the futures and options values do not reflect other factors affecting a Fund's investment value. A currency hedge, for example, should protect a Japanese Yen-denominated security from a decline in the Yen. The currency hedge, however, will not protect the particular Fund's Yen denominated investments against a price decline in the Yen denominated security resulting from deterioration in the issuers' creditworthiness. Because the value of a Fund's foreign-denominated investments change in response to many factors other than exchange rates, we have difficulty matching the exact value of any hedge in currency options and futures to the value of our foreign investments for a Fund overtime.

Privately Issued Securities:  The AAL Money Market Fund

We may invest in securities issued by major corporations without registration under the Securities Act of 1933 for The AAL Money Market Fund in reliance on certain exemptions, including the "private placement" exemption afforded by
Section 4(2) of that Act. Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must be made in an exempt transaction. This paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in it, thus providing liquidity. In our opinion (as the Adviser), Section 4(2) paper is no less liquid or salable than commercial paper issued without legal restrictions on disposition. However, should we deem that section 4(2) paper issue is illiquid, we would purchase such security for a Fund only in accordance with our limitations on illiquid securities. See "Additional Investment Factors and Risks Regarding the Funds -- Illiquid and Restricted Securities" in the prospectus.

Variable  Rate  Demand   Notes--The   AAL  Small  Cap  Stock,   Mid  Cap  Stock,
International, Capital Growth, Equity Income, Balanced, High Yield Bond, Bond and Money Market Funds

We may purchase variable rate master demand notes for The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Bond and Money Market Funds. Variable rate, master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for period adjustments in the interest rate. The extent to which we can purchase these securities for the Funds listed is subject to Rule 2a-7 under the Investment Company Act of 1940. These notes normally do not trade and there is no secondary market for the notes. However, we may demand payment of the principal for a Fund at any time. We limit our purchases of variable rate, master demand notes for a Fund to those: (1) rated in one of the two highest rating categories by a NRSRO; or (2) that have been issued by an issuer that has received a rating from the requisite NRSRO in the top two categories with respect to a class of short-term debt obligations that is comparable in priority and security with the instrument. If an issuer of a variable rate, master demand note defaulted on its payment obligation, we might not be able to dispose of the note for a Fund due to the absence of a secondary market. We might suffer a loss to the extent of the default for the Fund. We only invest in variable rate master demand notes only when we deem them to involve minimal credit risk.

Investments In Other Investment Companies

Due to the administration and distribution expenses of managing a mutual fund, our investments in other investment companies (mutual funds, which are limited by fundamental investment restriction 14 below) may cause us to increase payments of such expenses for a Fund.

Investment Restrictions

We operate under the following investment restrictions. For any Fund, we may not:

     (1) invest more than 5% of its net assets (or 5% of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets), taken at value at the time of each investment, in the securities (including repurchase agreements) of any one issuer (for this purpose, the issuer(s) of a debt security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), except that up to 25% of Fund's net assets (or 25% of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets) may be invested without regard to this limitation and provided that such restrictions shall not apply to obligations issued or guaranteed by the U.S. government or any agency or instrumentality thereof;

     (2) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but we may make margin deposits in connection with transactions in options, futures and options on futures for a Fund;

     (3) make short sales of securities or maintain a short position, or write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof, except for the described transactions in options, futures, options on futures and short sales against the box;

     (4) make loans to other persons, except that we reserves freedom of action, consistent with a Fund's other investment policies and restrictions and as described in the prospectus and this statement of additional information, to: (a) invest in debt obligations, including those that are either publicly offered or of a type customarily purchased by institutional investors, even though the purchase of such debt obligations may be deemed the making of loans; (b) enter into repurchase agreements; and (c) lend portfolio securities, provided we may not loan securities for a Fund if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

     (5) issue senior securities or borrow, except that we may borrow for a Fund in amounts not in excess of 10% of its net assets, taken at current value, and then only from banks as a temporary measure for extraordinary or emergency purposes (we will not borrow money for the Funds to increase income, but only to meet redemption requests that otherwise might require untimely dispositions of portfolio securities; interest paid on any such borrowing will reduce a Fund's net income);

     (6) mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by a Fund except as may be necessary in connection with and subject to the limits in restriction (5);

     (7) underwrite any issue of securities, except to the extent that we purchase securities directly from an issuer thereof in accord with a Fund's investment objectives and policies may be deemed to be underwriting or to the extent that in connection with the disposition of portfolio securities we may be deemed an underwriter for the Fund under federal securities laws;

     (8) purchase or sell real estate, or real estate limited partnership interests provided that we may invest in securities for a Fund secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

     (9) purchase or sell commodities or commodity contracts, except that a we may purchase or sell futures and options thereon for hedging purposes for a Fund as described this statement of additional information;

     (10) invest more than 25% of a Fund's net assets (or 25% or more of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets), taken at current value at the time of each investment, in securities of non-governmental issuers whose principal business activities are in the same industry (or 25% or more of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets) in any single industry or issuer (except the U.S. government or any agency or instrumentality thereof);

     (11) invest in oil, gas or mineral related programs or leases except as may be included in the definition of public utilities, although we may invest in securities of enterprises engaged in oil, gas or mineral exploration for a Fund;

     (12) invest in repurchase agreements maturing in more than seven days or in other securities with legal or contractual restrictions on resale if, as a result thereof, more than 10% of a Fund's net assets (taken at current value at the time of such investment) would be invested in such securities;

     (13) except for The AAL High Yield Bond Fund, invest in any security if as a result a Fund would have more than 5% of its net assets invested in securities of companies which, together with any predecessors, have been in continuous operation for less than three years;

     (14) purchase securities of other investment companies, if the purchase would cause more than 10% of the value of a Fund's net assets (or 10% of the value of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets), to be invested in investment company securities provided that: (a) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by a Fund or more than 5% of the value of a Fund's net assets (or 5% of the value of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets) would be invested in such company; and (b) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation acquisition or reorganization; or

     (15) purchase more than 10% of the outstanding voting securities of an issuer or invest for the purpose of exercising control or management.

Each of the above restrictions (1) through (15), as well as each Fund's investment objective, except for The AAL Balanced and High Yield Bond Funds, is a fundamental policy.

Purchases and Redemptions; Pricing Considerations

We determine the Funds' net asset value only on the days on which the New York Stock Exchange ("NYSE") is open for trading. That NYSE is regularly closed on Saturdays and Sundays and on New Years' Day, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE closes on the preceding Friday or the following Monday, respectively.

We determine the net asset value for a Fund by adding up the value of a Fund's assets, subtracting the Fund's liabilities, and dividing the balance by the total number of shares outstanding. In determining the current market value for securities traded or listed on an exchange, we use the last sale price on the exchange where the securities primarily trade. For securities that have readily available market quotations, we use an over-the-counter or exchange bid quotation. When a Fund holds securities or other assets that do not have readily available market quotations or are restricted, we value them at fair market value, as we determine in good faith under the direction of our Board of Trustees. We may use pricing services in determining the current or fair market value of securities held in the Funds' portfolios. We value money market instruments with a remaining maturity of 60 days or less on an amortized costs basis. We comply with the SEC's requirements for using an amortized cost valuation method.

Many long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities and foreign securities do not have reliable market quotations and are not considered to be readily available for purchase or sale.

To determine the current or fair market value for debt securities, we may, and generally will, use a pricing service or services approved by the Board of Trustees. A pricing service generally will determine valuations based upon normal, institutional-size trading units of such securities using market transactions for comparable securities and various relationships between securities generally recognized by institutional traders.

We generally price foreign securities in terms of U.S. dollars at the official exchange rate. Alternatively, we may price these securities at the average of the current bid and asked price of such currencies against the dollar last quoted by a major bank. The bank must be a regular participant in the foreign exchange market. We also may price foreign securities on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If management does not have any of these alternatives available or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the Board of Trustees in good faith will establish a conversion rate for such currency.

Generally, U.S. government securities and other fixed income securities complete trading at various times prior to the close of the NYSE. For purposes of computing net asset value, we use the market value of any such securities as of the time their trading day ends. Occasionally, events affecting the value of such securities may occur between the times these markets close and the time the NYSE closes. We generally will not reflect these events in the computation of a Fund's net asset value, unless they are material. If there is a material event, we will value such securities at their fair value as determined in good faith by the Board of Trustees.

Foreign securities do no trade on all the days when the NYSE is open. Foreign securities also may trade on Saturdays and other days when NYSE is not open and when we do not calculate the Funds' net asset values. We value foreign securities primarily listed and/or traded in foreign markets at the price as of the close on its primary market. Unless we determine (under the supervision of the Board of Trustees) that material events have occurred affecting the value of a Fund's foreign securities between the time the foreign securities' primary market closed and NYSE's close, we will not reflect the change in the Fund's net asset value. As a result, trading on days when a Fund is not accepting purchases or redemptions may significantly affect a Fund's net asset value.

We intend to pay all redemptions in cash. We are obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of a Fund during any 90-day period for any one shareholder. However, we may pay redemptions in excess of such limit in whole or part by a distribution in kind of securities. If and to the extent we redeem shares in kind, you, as a redeeming shareholder might incur brokerage fees in selling the securities received.

We reserve the right for each Fund to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or that the NYSE is closed for other than customary weekend and holiday closings;
(b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of a Fund's portfolio securities or valuation of its net assets not reasonably practicable.

The AAL Money Market Fund-Amortized Cost Valuation

We value The AAL Money Market Fund's portfolio securities on the basis of their amortized cost. Amortized cost is an approximation of market value, whereby the difference between acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. In addition, if a large number of redemptions take place at a time when interest rates have increased, we may have to sell portfolio securities for a Fund prior to maturity and at a less desirable price.

Although we cannot assure you that we will be able to do so, we will use our best efforts to maintain a net asset value of $1.00 per share for purchases and redemptions of The AAL Money Market Fund. The Board of Trustees has established procedures for this purpose. These procedures require us to review the extent of any deviation in the Fund's net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should the deviation exceed 1/2 of 1% for the Fund, the Board of Trustees will promptly consider whether we should initiate efforts to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations. We maintain a dollar-weighted average portfolio maturity of 90 days or less for the Fund. We also do not purchase any instrument deemed to have a remaining maturity greater than 397 days. We limit portfolio investments, including repurchase agreements, to those dollar denominated instruments that the Board of Trustees determines present minimal credit risks pursuant to our advise as the Adviser. We also comply with the SEC requirements on the quality of certain portfolio securities for money market funds using the amortized cost method of valuation. We also comply with the SEC reporting and record keeping procedures regarding money market funds. We cannot assure you that we can maintain a constant net asset value at all times. In the event amortized cost ceases to represent fair value, the Board of Trustees will take appropriate action.

Letter of Intent

Under a Letter of Intent, as described in the prospectus, our transfer agent, Firstar Trust Company ("Firstar") holds shares totaling 5% of the dollar amount you indicated in your name as the purchaser. A Letter of Intent neither obligates you to purchase nor requires us to sell the indicated amount. If you do not invest the amount indicated within the 13-month period, you, as the purchaser, are required to pay the difference between the sales commission otherwise applicable to the purchases made during this period and sales charges actually paid. When the Letter of Intent expires, we liquidate sufficient shares in escrow to obtain the difference.

Compensation of the Board of Trustees


The Funds do not make payments to any of the officers for services to the Trust. The Funds, however, pay the independent Trustees (those who are not officers or employees of AAL CMC or the Aid Association for Lutherans ("AAL")) an annual fee of $25,000. The Funds assess these fees ratably to each series of the AAL Mutual Funds. The Funds reimburse the Trustees for any expenses they may incur by reason of attending such meetings or in connection with services they may perform for The AAL Mutual Funds. For the fiscal year ended April 30, 1998, the Funds paid an aggregate of $85,751 in Trustees' fees and expenses.


Name of                Capacities              Aggregate               Pension or            Estimated            Total
Person                 in which                Remuneration            Retirement            Annual               Compensation
                       Remuneration                                    Benefits              Benefits             from
                       Received                                        Accrued               Upon                 Registrant
                                                                       During                Retirement           and Fund
                                                                       Last                                       Complex Paid
                                                                       Fiscal Year                                to Trustees*

Ronald G.              Trustee                 -                       -                     -                    -
Anderson
dob 10/2/48

John H. Pender         Trustee                 -                       -                     -                    -
dob 5/25/30

Richard L.             Trustee                 -                       -                     -                    -
Gunderson **
dob 6/14/33

John O. Gilbert**      Trustee                 -                       -                     -                    -
dob 8/30/42

F. Gregory             Trustee                 $19,500                 -                     -                    $25,000
Campbell
dob 2/16/39

R. W. Russler          Trustee                 $19,500                 -                     -                    $25,000
dob 10/28/28

Richard L. Gady        Trustee                 $19,500                 -                     -                    $25,000
dob 2/28/43

Lawrence M.            Trustee                 $19,500                 -                     -                    $25,000
Woods dob
4/14/32



*    The Fund complex includes the AAL Variable Product Series Fund, Inc.

** As of January 1, 1998, Mr. Gunderson retired from the Board of Trustees and Mr. Gilbert joined the Board of Trustees.



Investment Advisory Services

Please refer to our description of the adviser, advisory agreement and fees under "Management of the Trust" in the prospectus. We have incorporated the prospectus herein by reference.

The following executive officers of the Trust also serve as officers or directors of the adviser, AAL CMC, as shown:

Ronald G. Anderson                        President; Director and President of AAL Capital Management Corporation since
222 West College Avenue                   2/26/97
Appleton, WI 54919-0007
dob 10/2/48


Robert G. Same                            Secretary; Director since 1987, Executive Vice President, since 2/14/97, and
222 West College Avenue                   Secretary of AAL Capital Management Corporation since 1987
Appleton, WI 54919-0007


Terrance P. Gallagher                     Treasurer; Director and Chief Financial Officer of AAL Capital Management
222 West College Avenue                   Corporation since 1994, Controller since 1992 and Senior Vice President since 1996
Appleton, WI 54919-0007
dob 9/20/58


The adviser, AAL CMC, furnishes and pays for all office space and facilities, equipment and clerical personnel necessary for carrying out the adviser's duties under the advisory agreement. The adviser also pays all compensation of Trustees, officers and employees of the Trust who are the adviser's affiliated persons. All costs and expenses not expressly assumed by the adviser under the advisory agreement are paid by the Funds, including, but not limited to: (a) interest and taxes; (b) brokerage commissions; (c) insurance premiums; (d) compensation and expenses of the Funds' Trustees other than those affiliated with the adviser; (e) legal and audit expenses; (f) fees and expenses of the Trust's custodian and transfer agent; (g) expenses incident to the issuance of the Trust's shares, including stock certificates and issuance of shares on the payment of, or reinvestment of, dividends; (h) fees and expenses incident to the registration under Federal or state securities laws of the Trust or its shares;
(i) expenses of preparing, printing and mailing reports and notices and proxy material to the Trust's shareholders; (j) all other expenses incidental to holding meetings of the Trust's shareholders; (k) dues or assessments of or contributions to the Investment Company Institute or its successor, or other industry organizations; (l) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations that the Trust may have to indemnify its officers and Trustees with respect thereto; and (m) all expenses that the Trust agrees to bear in any distribution agreement or in any plan adopted by the Trust pursuant to Rule 12b-1 under the Act.


The adviser may waive its advisory fees for, assume or reimburse the expenses of, any Fund at any time. As of September 1, 1997, the adviser is waiving .225 of 1% of its .50 of 1% maximum advisory fee for The AAL Money Market Fund. Effectively, the adviser is charging only a 0.275 of 1% advisory fee for the Fund. The adviser is reimbursing The AAL High Yield Bond Fund expenses in excess of 1.00% and 1.75% for Class A and Class B shares, respectively. Any fee waivers or expense assumptions the adviser makes are voluntary. The adviser may discontinue any fee waivers or expense reimbursements at any time. The Funds have paid advisory fees net of reimbursements to the adviser, for the past three fiscal years ended April 30, 1998, as follows:


         For the Year Ended             April 30, 1996           April 30, 1997           April 30, 1998


Small Cap Stock Fund                    N/A                      $159,016                 $690,590

Mid Cap Stock Fund                      $2,207,510               $3,188,294               $4,070,582

International Fund                      $183,656                 $873,585                 $1,280,101

Capital Growth Fund                     $7,332,620               $9,121,422               $12,742,588

Equity Income Fund                      $445,179                 $643,863                 $809,233

Balanced Fund                           N/A                      N/A                      $27,618

High Yield Bond Fund                    N/A                      $60,205                  $522,217

Municipal Bond Fund                     $2,215,237               $2,153,751               $2,163,729

Bond Fund                               $2,410,603               $2,214,486               $1,921,733

Money Market Fund                       $448,619                 $780,148                 $1,088,957



From the adviser's advisory fees, it pays the sub-advisory fees for The AAL International Fund in accordance with the formula set forth in the prospectus. Prior to November 1, 1995, we paid sub-advisory fees from the advisory fees received for The AAL Mid Cap Stock, Capital Growth, Equity Income, Municipal Bond, Bond and Money Market Funds.

The advisory agreement and sub-advisory agreement for The AAL International Fund provide that subject to Section 36 of the Act, neither the adviser nor sub-Adviser shall be liable to the Trust for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Trust and the performance of their duties under the advisory agreement except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the agreements.

The Trust has agreed to use its best efforts to change its name if we, as the adviser (AAL CMC) cease to act as such with respect to the Funds. The continued use of the Trust's present name (The AAL Mutual Funds) would create confusion in the context of the Adviser (AAL CMC) or AAL's business.

The investment advisory agreement was approved by the Board of Trustees, including a majority of the Trustees who were not interested persons (as defined in the Act) of any party to the agreement on August 21, 1990, and was approved by the shareholders of The AAL Municipal Bond Fund on November 27, 1990, and The AAL Capital Growth, Bond and Money Market Funds on December 20, 1990. After December 20, 1990, the advisory agreement was approved for:

     The AAL Mid Cap Stock Fund by the Board of Trustees on May 18, 1993, and the sole shareholder on June 30, 1993;

     The AAL Equity Income Fund by the Board of Trustees on February 24, 1994, and the sole shareholder on March 18, 1994;

     The AAL International Fund by the Board of Trustees on May 23, 1995, and the sole shareholder on July 31, 1995;

     The AAL Small Cap Stock Fund by the Board of Trustees on February 23, 1996, and the sole shareholder on July 1, 1996;

     The AAL High Yield Bond Fund by the Board of Trustees on May 29, 1996, and the sole shareholder on January 8, 1997; and

     The AAL Balanced Fund by the Board of Trustees on November 19, 1997, and the sole shareholder on January 2, 1998.

On October 16, 1995, the Board of Trustees terminated the sub-advisory agreements (effective November 1, 1995) with, and approved the assumption of the duties by us (as the adviser) of, the sub-advisers, Duff & Phelps Investment Management Co., and Pilgrim Baxter & Associates Ltd., for The AAL Mid Cap Stock, Capital Growth, Equity Income, Municipal Bond, Bond and Money Market Funds. The Board of Trustees also approved reductions in the advisory fees for these Funds.

On May 23, 1995, the Board of Trustees, including a majority of the Trustees who were not interested persons (as defined in the Act) of any party to the agreement approved the current sub-advisory agreement with Societe Generale Asset Management Corp. ("SoGen") for The AAL International Fund.

The advisory agreement and sub-advisory agreement will continue in effect from year to year only so long as such continuances are specifically approved at least annually by the Board of Trustees. The vote for approval must include the approval of a majority of the Trustees who are not interested persons (as defined in the Act). The advisory and sub-advisory agreements are terminable upon assignment. The advisory agreement is also terminable at any time without penalty by the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Trust. With respect to a particular Fund, the advisory or sub-advisory agreement, if any, is terminable by the vote of a majority of the outstanding shares of such Fund. The adviser may terminate the agreement on 60 days written notice to the Trust.

Distributor

The distributor, AAL CMC, is the exclusive underwriter for the Funds. The distributor has a written distribution agreement with the Funds, dated June 15, 1987, as amended. The distributor offers the Funds' shares for sale on a continuous basis through its field sales force.

Class A Shares: The public offering price of a Fund's Class A share is the net asset value next computed plus a sales charge that varies based on the quantity purchased. The public offering price of a Fund's Class A share is calculated by dividing the net asset value of the Class A share being purchased by the difference (expressed as a decimal) between 100% and the sales charge percentage of the offering price applicable to the purchase (See "Buying Shares In The Funds" in the Prospectus). The sales charge scale set forth in the prospectus applies to purchases of Class A shares of a particular Fund alone or in combination with shares of all classes of the other Funds (as noted under "Right of Accumulation") by any person, including family members who live with the purchaser (i.e., husband, wife and minor children) and bona fide trustees. The sales charge scale also applies to purchases made under the right of accumulation or letter of intent as set forth in the prospectus. The distributor offers a reduction in the sales charges for a Fund for non-profit organizations, charitable trusts, charitable remainder Unitrusts, endowments, AAL branches and congregations (See "50% Reduction" in the Prospectus).

The distributor does not receive compensation in connection with redemptions and repurchases or brokerage commissions for Class A shares.


The amount of underwriting commissions received and retained by the distributor for the past three years ended April 30, 1998 for Class A Shares were as follows:


                                     Class A Shares


For the Fiscal Year Ended       Aggregate Commissions       Retained Commissions
April 30, 1996                       $17,870,771                 $5,027,588
April 30, 1997                       $18,026,973                 $7,289,125
April 30, 1998                       $18,088,340                 $7,783,221


Class B Shares: The public offering price of a Fund's Class B share is the net asset value (See "Buying Shares in the Funds" in the prospectus). The distributor began offering Class B shares for the Funds on January 8, 1997. From January 8, 1997, through April 30, 1998, the aggregate redemption fees (underwriting commissions) received and retained by the distributor were as follows:

                                     Class B Shares

Time Period                      Aggregate Commissions           Retained
                                                                Commissions
From 1/8/97 to the fiscal year            $71                       $71
ended 4/30/97

Fiscal year ended 4/30/98               $36,668                   $36,668


Institutional Shares: The public offering price of a Fund's Institutional shares is the net asset value. The distributor began offering the Institutional shares for the Funds on December 29, 1997. For information on Institutional shares, please see the separate prospectus and statement of additional information.

General

The distributor, AAL CMC, acts as exclusive underwriter for Institutional shares and two additional series of The AAL Mutual Funds: The AAL U.S. Government Zero Coupon Target Fund, Series 2001; and The AAL U.S. Government Zero Coupon Target Fund, Series 2006.

Distribution Plan

The Funds have adopted a distribution plan for Class A and Class B shares (the "Distribution Plan" or "Plan") pursuant to Rule 12b-1 (the "Rule") under the Act.

The  Distribution  Plan  authorizes  the  distributor,  AAL CMC, to make certain payments (either as a "12b-1 distribution fee" or a "service fee") to any qualified recipient. As defined in the Plan, the qualified recipient must have rendered assistance in the distribution of the Funds' shares (such as selling or placing the Funds' shares, or providing administrative assistance, such as maintaining sub-accounting or other records). The Plan authorizes the distributor purchase advertising for the Funds' shares, to pay for sales literature and other promotional material, and to make payments to the sales personnel. The Distribution Plan does not cover Institutional shares. As a result, the Funds may not make any payments pursuant to the Plan in connection with Institutional shares.

The Funds reimburse any payments made or expenses incurred under the Plan to qualified recipients for Class A and Class B shares as follows:

Class A Shares -- The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond and Money Market Funds -- In a given fiscal year, the Funds, pursuant to the Plan, pay up to a limit of 0.25 of 1% of the average net assets (0.125 of 1% for The AAL Money Market Fund) as a service fee for Class A shares. The Funds do not reimburse or pay for expenses of past fiscal years or in contemplation of expenses for future fiscal years. Since September 1, 1997, the distributor has waived 0.100 of 1% of the 0.125 of 1% maximum 12b-1 service fee for Class A shares under the Plan for The AAL Money Market Fund (prior to January 8, 1997 Class A share, 12b-1 service fees were described as 12b-1 distribution fees), effectively charging a 0.025 of 1%, 12b-1 service fee. This continuing reimbursement (waiver) is voluntary. The distributor may modify or discontinue its reimbursements at any time.

Class B Shares -- The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond and Money Market Funds -- In a given fiscal year, the Funds pay up to a limit of 0.75 of 1% of the average daily net assets as a 12b-1 distribution fee and up to a limit of 0.25 of 1% of the average daily net assets as a service fee for Class B shares. Pursuant to the Plan, the Funds do not reimburse or pay for expenses of past fiscal years or in contemplation of expenses for future fiscal years. Since September 1, 1997, the distributor has waived 0.100 of 1% of the 0.125 of 1% maximum 12b-1 service fee for Class B shares under the Plan for The AAL Money Market Fund, effectively charging a 0.025 of 1%, 12b-1 service fee. This continuing reimbursement (waiver) is voluntary. The distributor modify or discontinue its reimbursements at any time.

The Plan authorizes without limit any payments by a Fund for Class A and Class B shares that are "primarily intended to result in the sale of shares" issued by a Fund within the meaning of the Rule under the Plan. Such payments shall not be included in the limitations contained in the Plan, including: (a) the costs of the preparation, printing and mailing of all require reports and notices to shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of the Fund or other funds or other investments; (b) the costs of preparing, printing and mailing of all prospectuses to shareholders; (c) the costs of preparing, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Fund's shares; (d) all legal and accounting fees relating to the preparation of any such reports, prospectuses, proxies and proxy statements; (e) all fees and expenses relating to the qualification of the Funds and or their shares under the securities or "Blue Sky" laws of any jurisdiction;
(f) all fees under the Act and the Securities Act of 1933, including fees in connection with any application for exemption relating to or directed toward the sale of the Fund's shares; (g) all fees and assessments of the Investment Company Institute or any successor organization or industry association irrespective of whether some of its activities are designed to provide sales assistance, (h) all costs of preparing and mailing confirmations of shares sold or redeemed or share certificates and reports of share balances; and (i) all costs of responding to telephone or mail inquiries of shareholders.

The Plan also states that the distribution costs of the Trust's Class A and Class B shares are expected to exceed the sum of permitted payments, permitted expenses, and the portion of the sales charge retained by us as the distributor (AAL CMC). Our profits as the adviser (AAL CMC), if any, are to depend primarily on the advisory fees paid by the Funds to us as the adviser. If and to the extent that any investment advisory fees might, in view of any excess distribution costs and our common ownership as the adviser and distributor (AAL
CMC), be considered as indirectly financing any activity primarily intended to result in the sale of shares issued by the Funds, the payment of such fees is authorized under the Plan. The Plan states that in taking any action contemplated by Section 15 of the Act as to any investment advisory contract to which the Trust is a party, the Board of Trustees, including its Trustees who are not "interested persons" as defined in the Act, and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("Qualified Trustees"), shall, in acting on the terms of any such contract, apply the "fiduciary duty" standard contained in Sections 36(a) and (b) of the Act.


The Plan requires that while it is in effect, we, as the distributor, shall report in writing at least quarterly to the Trustees, and the Trustees shall review, the following: (a) the amounts of all payments, the identity of recipients of each such payment, the basis on which each such recipient was chosen and the basis on which the amount of the payments was were made; (b) the amounts of expenses and the purpose of each such expense; and (c) all costs of the other payments specified in the Plan (making estimates of such costs where necessary or desirable) in each case during the preceding calendar or fiscal quarter. The aggregate amount paid by the Funds to us, as the distributor, under the Plan for Class A shares for the fiscal year ended April 30, 1998, and the manner in which this amount was spent is as follows:


                                 Class A Shares


Gross 12b-1 Fees Paid by the Funds for Class A Shares         $10,071,408

     Expenditures

Compensation to Registered Representatives                    $ 9,948,211
Other                                                         $   123,197

The aggregate amount paid by the Funds to us, as the distributor, under the Plan for Class B shares for the fiscal year ended April 30, 1998, and the manner in which this amount was spent is as follows:


                                 Class B Shares

Gross 12b-1 Fees Paid by the Funds for Class B shares         $557,702

     Expenditures

Compensation to Registered Representatives                    $276,574
Other                                                         $281,128



We and the Board of Trustees believe that the Distribution Plan and the service and 12b-1 fees have a positive impact on the Funds' sales and the Funds' retention of assets, both of which are beneficial to the Funds and the Funds' shareholders.

The Trust's shareholders approved the Plan at the Trust's first meeting of shareholders held on September 13, 1988. The Plan at that time and up until January 8, 1997, included only the shares now referred to as Class A shares. As of January 8, 1997, the Plan includes Class B shares. The Plan as Amended and Restated was approved by the sole shareholder of the Trust's Class B shares on January 8, 1997. The Plan will continue in effect from year-to-year only so long as such continuance is specifically approved at least annually by the Board of Trustees and the Qualified Trustees (as defined in the Plan) cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time without penalty by a vote of a majority of the Qualified Trustees . The Plan also may be terminated by the vote of the holders of a majority of the outstanding voting securities for each class of shares of the Trust. The Plan may be terminated with respect to any Fund by the vote of a majority of the outstanding shares for each class of such Fund. The Plan may not be amended to increase materially the amount of payments to be made for the separate class shares without shareholder approval of the class. While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust is committed to the discretion of such disinterested Trustees. Nothing in the Plan will prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

Portfolio Transactions

AAL CMC, as the adviser, and SoGen, as the sub-adviser for The AAL International Fund, direct the placement of orders for the purchase and sale of the Funds' portfolio securities.

The securities transaction costs for each Fund consist primarily of brokerage commissions or dealer or underwriter spreads. Bonds and money market instruments generally trade on a net basis and do not involve either brokerage commissions or transfer taxes.

Occasionally, we may purchase securities directly from the issuer for a Fund. For securities traded primarily in the over-the-counter market, we deal with the sellers who make a market in the securities directly unless we can find better prices and execution available elsewhere. Such dealers usually act as principals for their own account. In placing portfolio transactions, we seek the best combination of price and execution.

In determining which brokers provide best execution, AAL CMC looks primarily at the prices quoted by the brokers. Normally, we place orders with the broker who has the most favorable prices. Ordinarily, we expect to execute securities transactions in the primary markets. In assessing the best net price, we consider all relevant factors. The relevant factors include the security market's breadth, the security's price, the broker or dealer's financial condition and execution capability and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). Although we are the sole distributors for the Funds' shares, we (as the adviser) may in the future consider the willingness of particular brokers to sell the Funds' shares as a factor in the selection of brokers for the Funds' portfolio transactions. However our selection would still be subject to the overall best price and execution standard.


Assuming equal execution capabilities, we may take into consideration other factors in selecting brokers or dealers. We may consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), statistical quotations (specifically the quotations necessary to determine the Funds' net asset values, and other information provided to us or the sub-adviser for The AAL International Fund (or their affiliates). We may also cause a Fund to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. We must determine, in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided. The commission must be reasonable in terms of that particular transaction or in terms of all the accounts over which we, as an adviser, exercise investment discretion. It is possible that certain of the services received by us attributable to a particular transaction benefit one or more other accounts for which we exercise investment discretion. The Funds paid $3,143,251, $4,205,263 and $ 1,697,844 in brokerage commissions in each of past three fiscal years ending on April 30, 1998, 1997 and 1996, respectively.


Dividends, Distributions and Taxes

     The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Bond and Money Market Funds

Except for The AAL Municipal Bond Fund, any dividends from net investment income and short-term capital gains (collectively "income dividends") that we distribute to you from the Funds are taxable to you as ordinary income whether we have paid these distributions in cash or additional shares. Any long-term capital gains ("capital gains distributions") that we distribute to you from the Funds are taxable to you as long-term capital gains whether we have paid these distributions in cash or additional shares. Long-term capital gains are treated as long-term capital gains regardless of the length of time you have owned the shares. We distribute substantially all of the Funds' net investment income and net realized long-term capital gains to avoid the imposition of federal income and excise tax liability. We pay any dividends for The AAL Small Cap Stock, Mid Cap Stock and International Funds annually. We pay any dividends for The AAL Capital Growth Fund semi-annually and we pay any dividends for the AAL Equity Income and Balanced Funds quarterly. We accrue income dividends daily and pay any dividends monthly for The AAL High Yield Bond, Bond and Money Market Funds. We expect to distribute any capital gains annually for these Funds.

     The AAL Municipal Bond Fund

For The AAL Municipal Bond Fund, we accrue any income dividends daily and distribute any net investment income in monthly dividends. We distribute any net realized capital gains at least annually. Dividends derived from the interest earned on municipal securities constitute "exempt-interest dividends."
Generally, exempt-interest dividends are not subject to federal income tax. Distributions of net realized capital gains (whether from tax-exempt or taxable securities) are taxable to shareholders. We report the federal income tax status of all distributions to shareholders annually. In the report, we allocate income dividends between tax-exempt and taxable income (if any) in approximately the same proportions as the Fund's total income during the year. Accordingly, income derived from each of these sources by the Fund may vary substantially in any particular distribution period from the allocation reported to shareholders annually.

You may not be able to deduct any interest expense you incur on money borrowed to purchase or carry shares of the Fund for federal income tax purposes. You also may be subject to state and local taxes on dividends from this Fund, including those which are exempt from federal income tax.

If you or your entity are "substantial users" (or persons who are related to "substantial users") of facilities financed by industrial revenue bonds, you or your entity should consult your tax advisers before purchasing shares of The AAL Municipal Bond Fund. The term "substantial user" is defined generally to include a "nonexempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development revenue bonds.

The 1986 Tax Reform Act subjects tax-exempt interest attributable to certain "private activity bonds" to the individual and corporate alternative minimum tax. Such tax-exempt interest includes, in the case of a regulated investment company receiving interest on such bonds, a proportionate part of the exempt-interest dividends paid by that company. We limit our investment in private activity bonds to no more than 20% of the Fund's assets. Certain corporate shareholders may be subject to a federal "environmental" tax with respect to their receipt of dividends and distributions.

The AAL International Fund -- Foreign Withholding Tax

We may be subject to income and withholding taxes on income and gains derived from The AAL International Fund's investments outside the U.S. Our payment of such foreign taxes reduces the yield on investments for the Fund. Tax treaties between certain countries and the U.S. may reduce or eliminate these foreign withholding taxes. If more than 50% of the Fund's total asset value at the close of any taxable year consists of foreign corporate stocks or other securities, we may elect (for U.S. federal income tax purposes) to treat any foreign country income or withholding taxes we have paid on behalf of the Fund as paid by the Fund's shareholders. The foreign income or withholding taxes must be those that could be treated as income taxes under U.S. income tax principles. For any year we make such an election for the Fund, the shareholder must include as income (in addition to taxable dividends received) his pro rata share of such foreign income and withholding taxes. The shareholder is entitled, subject to certain limitations, to credit his portion of these foreign taxes against his U.S. federal income tax due or deduct it (as an itemized deduction) from his U.S. taxable income. Generally, this foreign tax credit is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income.

If we make the pass through election described above, the Fund's foreign income flows through to the shareholders. The Internal Revenue Service will not treat certain gains from the sale of securities and currency fluctuations as foreign source taxable income. In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income, one of which is foreign source "passive income." For this purpose, foreign "passive income" includes dividends, interest, capital gains and certain foreign currency gains. As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of the foreign tax paid by the Fund.

Corporations and individuals can use the foreign tax credit to offset only 90% of any alternative minimum tax (as computed under the Code for purposes of this limitation) imposed upon them. If we do not make the pass through election, the foreign taxes we pay for the Fund will reduce the Fund's income. Any distributions we make for the Fund will be treated as U.S. source income.

We will notify each shareholder within 60 days after the close of the Fund's taxable year whether, pursuant to the election described above, we will make the pass through election and treat any foreign taxes paid by the Fund as paid by its shareholders for that year. If we make the pass through election, we will designate the shareholder's portion of the foreign taxes paid to such country. We also will designate the portion of the Fund's dividends and distributions that represent income derived from sources within such country.

Our investments in certain foreign corporations that generate largely passive investment type income, or that hold a significant percentage of assets which generate passive income ("passive foreign investment companies" or "PFICs") are subject to special tax rules. These special tax rules are designed to prevent deferral of U.S. taxation on the Fund's share of the PFIC's earnings. In the absence of certain elections to report these earnings on a current basis, we would have to report certain "excess distributions" and any gain from the disposition of PFIC's stock as ordinary income. We would have to report these excess distributions and gains as ordinary income regardless of whether we actually received any distributions from the PFIC. We would have to allocate this ordinary income ratably throughout the holding period for the stocks. We would have to pay taxes for the Fund on any amounts allocable to a prior taxable year at the highest applicable tax rate from that year. We also would have to increase this rate by an interest charge determined as though the amounts were an underpayment of the tax for that year. We would have to include the amounts allocated to the year of the distribution or disposition in the Fund's net investment income for that year. To the extent the amounts allocated were distributed as a dividend to shareholders such amounts would not be taxable to the Fund.

Summary

We have only provided you with a summary of certain tax considerations generally affecting the Funds and shareholders. We urge you to consult your tax advisors with specific reference to your own tax situations, including state and local tax liability.

Calculation of Yield and Total Return

From time to time we advertise the yields and total returns for the Funds' Class A and Class B shares for various investment periods. We always include uniform performance calculations based on standardized methods established by the SEC. These calculations reflect the front-end sales charge on a Class A share and the contingent deferred sales charge ("CDSC") on a Class B share. We also may include other total return information without giving effect to sales charges. Yields and total returns are calculated based on historical earnings and appreciation. We do not intend any yield or total return calculations to indicate future performance. You should consider performance information in
light  of:  the   particular   Fund's   investment   objectives   and  policies;
characteristics and quality of the Fund's portfolio securities; and the market conditions during the applicable period. You should not consider the performance information as a representation of what may be achieved in the future. When comparing any such performance information to published performance data for alternative investments, you should consider the differences in the methods used in calculating performance information, and the impact of taxes on alternative investments in addition to the factors listed.

Standardized Performance Information

Average Annual Total Return. For each of the Funds, except The AAL Money Market Fund, we compute the standardized average annual total return by finding the average annual compounded rates of return for Class A and Class B shares over the 1, 5 and 10 year periods (or the portion thereof during which the Fund has been in existence) that would equate the initial amount invested in each class to the ending redeemable value according to the following formula:

                  T = (ERV/P)^(1/n) - 1

     Where:

                  T =           average annual total return for the class;

                  n =           number of years and portion of a year;

                  ERV = ending redeemable value for the class (of the hypothetical $1,000 payment) at the end of the 1, 5 and 10 year periods, or fractional portion thereof, after deduction of all non-recurring charges for the class (CDSC for Class B shares), assuming redemption at the end of the period;

                  P             =  $1,000  (the  hypothetical   initial  payment
                                before  deduction of the maximum  sales load, if
                                any); and

                  ^ =           raised to the power of.



        Annual Returns for the 1 and 5-Year, 10-Year and Since Inception
         Periods Ended April 30, 1998, for Class A Shares Based on Gross
                                 Amount Invested


The AAL Mutual Fund      Total Return for the     Average Annual Return         Average Annual Return         Average Annual Return
and Inception Date       1-Year Period            for the 5-Year Period         for the 10-Year Period        for the Period Since
                                                                                                              Inception for Funds in
                                                                                                              existence for less
                                                                                                              than 10 years

Small Cap Stock          42.05%                   N/A                           N/A                           21.64%
7/1/96

Mid Cap Stock            33.18%                   N/A                           N/A                           15.70%
6/30/93

International            3.08%                    N/A                           N/A                           7.39%
8/1/95

Capital Growth           38.67%                   19.20%                        16.94%                        N/A
7/16/87

Equity Income            28.18%                   N/A                           N/A                           12.26%
3/18/94

Balanced                 N/A                      N/A                           N/A                           4.00%*
12/29/97

High Yield Bond          10.53%                   N/A                           N/A                           9.19%
1/8/97

Municipal Bond           6.03%                    5.66%                         7.14%                         N/A
7/16/87

Bond                     5.48%                    4.47%                         7.38%                         N/A
7/16/87


* For Funds in existence for less than one year, the return number is not annualized and indicates the rate of return for the period since inception through April 30, 1998.



            Annual Returns for the 1-Year and Since Inception Periods
             Ended April 30, 1998, for Class B Shares Based on Gross
                                 Amount Invested

The AAL Mutual Fund and            Total Return for the              Average Annual Return for the
Inception Date                     1-Year Period                     Period Since Inception


Small Cap Stock                    46.86%                            21.50%
1/8/97

Mid Cap Stock                      37.41%                            20.48%
1/8/97

International                      6.30%                             7.41%
1/8/97

Capital Growth                     43.25%                            35.50%
1/8/97

Equity Income                      32.42%                            23.93%
1/8/97

Balanced                           N/A                               8.10%*
12/29/97

High Yield Bond                    14.27%                            11.86%
1/8/97

Municipal Bond                     9.58%                             7.52%
1/8/97

Bond                               8.75%                             7.42%
1/8/97

* For Funds in existence for less than one year, the return number is not annualized and indicates the rate of return for the period since inception through April 30, 1998.


There is no standardized average annual return information for the five-year and 10-year periods, which is based on gross amount invested, available for Class B shares. Class B shares first became available to investors on January 8, 1997.

Current Yield. We base current yield quotations for the Funds, except The AAL Money Market Fund, on a 30-day (or one-month) period. We compute the current yield by dividing the net investment income per share for each class earned during the period by the maximum offering price per share for each class on the last day of the period, according to the following formula:

                  Yield  2[((a - b)/(cd) + 1)^6 - 1]

     where:

                  a = dividends and interest earned by the Class during the period;

                  b = expenses accrued by the Class for the period (net of reimbursements);

                  c = the average daily number of shares outstanding for the Class during the period they were entitled to receive dividends; and

                  d = the maximum offering price per share for the Class on the last day of the period.

                  ^ =    to the power of.


For purposes of this calculation, we determine the income earned on debt obligations by applying a calculated yield-to-maturity percentage to the obligations held during the period. We calculate the Interest earned on mortgage-backed securities by using the coupon rate and principal amount after adjustment for a monthly pay down. We determine the income earned on stocks by using the stated annual dividend rate applied over the performance period. The current yields for The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond and Bond Funds for the 30-day period ended April 30, 1998, for Class A shares were:


                              The AAL Mutual Funds
                              Class A Share Yields

                           30-day period ended 4/30/98

Small Cap Stock     -0.10%                   Balanced            1.76%

Mid Cap Stock       -0.38%                   High Yield Bond     8.42%

International       2.86%                    Municipal Bond      4.07%

Capital Growth      0.32%                    Bond                5.09%

Equity Income       0.01%


The current yields for the AAL Small Cap Stock, Mid Cap Stock, International, Equity Income, Balanced, High Yield Bond, Municipal Bond and Bond Funds for the 30-day period ended April 30, 1998 for Class B shares were:


                              The AAL Mutual Funds
                              Class B Share Yields

                           30-day period ended 4/30/98


Small Cap Stock     -1.87%                   Balanced            1.38%

Mid Cap Stock       -1.46%                   High Yield Bond     8.06%

International       -1.02%                   Municipal Bond      3.44%

Capital Growth      -0.67%                   Bond                4.54%

Equity Income       -2.17%


When we are advertising yield for a Fund, we will not advertise a one-month or a 30-day period that ends more than 45 days before the date on which the advertisement is published.

Tax Equivalent Yield. We calculate a tax equivalent yield for The AAL Municipal Bond Fund based on a 30-day (or one-month) period for Class A and Class B shares. We compute the tax equivalent yield by dividing the portion of the Fund's yield for the share class (computed as described above) that is tax-exempt by one minus a stated income tax rate and adding the quotient to the portion of the yield that is not tax exempt. The formula for computation of the tax equivalent yield is:

                  X =  ( N/1-F) + T

     Where:

                  N =  % of yield for the class derived from tax-exempt income;

                  F =  federal income tax rate; and

                  T =  % of yield for the class derived from taxable income.


The tax equivalent yield at 31% tax rate for the 30-day period ended April 30, 1998, for a Class A share and a Class B share for The AAL Municipal Bond Fund were 5.90% and 4.99%, respectively.


Current and Effective Yield - The AAL Money Market Fund. We may quote a current or effective yield for The AAL Money Market Fund's Class A and Class B shares from time-to-time. The current yield is an annualized yield based on the net change in account value for each class for a seven-day period. The effective yield is an annualized yield based on a daily compounding of the current yield for each share class. We compute these yields by first determining the "Net Change in Account Value" for each share class for a hypothetical account having a share balance of one share at the beginning of a seven-day period ("Beginning Account Value"), excluding capital changes. The Net Change in Account Value always equals the total dividends declared with respect to the account. We compute the yields for each share class as follows:

     Current Yield = Net Change in Account Value Per Class       365
                     -------------------------------------       ---
                     Beginning Account Value Per Class           x 7

     Effective Yield = [1 + Net Change in Account Value Per Class]  365/7 - 1


For the seven-day period ended April 30, 1998, the current and effective yields of The AAL Money Market Fund for Class A shares were 4.74% and 4.85%, respectively, and for Class B shares 2.49% and 2.52%, respectively.


Normal changes in the income earned and expenses affect the Fund's yield. Also, any efforts we undertake to restrict or supplement the Fund's dividends to maintain its net asset value at $1.00 will affect the Fund's yield. (See "Net Asset Value" in the prospectus and in this statement of additional information.) Any portfolio changes we make due to net purchases or redemptions will affect the Fund's yield. Accordingly, the Fund's yield may vary from day to day. The yield stated for a particular past period is not a representation as to its future yield. We do not guarantee the Fund's yield and the Fund's principal is not insured. Although there is no assurance that we will be able to do so, we use our best efforts to maintain a net asset value of $1.00 per share for the Fund.

Other Performance Information

We may from time to time, include in the Funds' sales literature and advertisements: (1) total return quotations computed for different time periods or by a method that differs from the computations described in the section above for Class A and B shares; (2) calculations of the growth of an investment (or series of investments), at various assumed interest rates and compounding, to show the effect of the length of time, interest rate and/or tax deferral on an investment for Class A and B shares; (3) illustrate the concepts of asset allocation by use of hypothetical case studies using various risk levels and life cycles, as well as illustrating the effect of various tax brackets and tax deferrals on hypothetical systematic investing for Class A and Class B shares; and (4) performance relative to the performance of other investments such as stocks, bonds, closed end funds, certificates of deposit, as well as various indices such as the Consumer Price Index and indices generated by lbbotson & Associates and Chase Global Data and Research Products for Class A and B shares.

Average Annual Total Return. Except for The AAL Money Market Fund, we may advertise an average annual total return calculation for Class A and Class B shares for any appropriate time period, based upon the value of a net investment in the Fund for the class. We deduct the maximum sales charge for Class A shares and deduct the CDSC for Class B shares. We advertise average annual total return for net amount invested according to the following formula:

                  T =    (ERV/P)^(1/n)-1

     where:

                  T =           average annual total return for the class;

                  n =           number of years and portion of a year;

                  ERV = ending redeemable value for the class (of the hypothetical $1,000 investment) at the end of any period after deducting all non-recurring charges (CDSC for Class B shares) assuming redemption at the end of the period;

                  P             =   $1,000   (the   hypothetical   initial   net
                                investment after deduction of the sales load, if
                                any).

                  ^ =           raised to the power of.


        Annual Returns for the 1 and 5-Year, 10-Year and Since Inception
          Periods Ended April 30, 1998, for Class A Shares Based on Net
                                 Amount Invested


The AAL Mutual Fund      Total Return for the     Average Annual Return    Average Annual Return    Average Annual Return
and Inception Date       1-Year Period            for the 5-Year Period    for the 10-Year Period   for the Period Since
                                                                                                    Inception


Small Cap Stock          47.97%                   N/A                      N/A                      24.40%
7/1/96

Mid Cap Stock            38.73%                   N/A                      N/A                      16.69%
6/30/93

International            7.34%                    N/A                      N/A                      9.01%
8/1/95

Capital Growth           44.48%                   20.18%                   17.42%                   14.19%
7/16/87

Equity Income            33.50%                   N/A                      N/A                      13.39%
3/18/94

Balanced                 N/A                      N/A                      N/A                      8.37%*
12/29/97

High Yield Bond          15.12%                   N/A                      N/A                      12.69%
1/8/97

Municipal Bond           10.50%                   6.53%                    7.58%                    7.16%
7/16/87

Bond                     9.86%                    5.32%                    7.82%                    7.47%
7/16/87

* For Funds in existence for less than one year, the return number is not annualized and indicates the rate of return for the period since inception through April 30, 1998.



      Annual Returns for the 1-Year and Since Inception Periods Ended April
            30, 1998, for Class B Shares Based on Net Amount Invested

The AAL Mutual Fund and            Total Return for the          Average Annual Return for the
Inception Date                     1-Year Period                 Period Since Inception


Small Cap Stock                    42.86%                        18.60%
1/8/97

Mid Cap Stock                      33.41%                        17.57%
1/8/97

International                      2.30%                         4.40%
1/8/97

Capital Growth                     39.25%                        32.00%
1/8/97

Equity Income                      28.42%                        21.06%
1/8/97

Balanced                           N/A                           8.10%*
12/29/97

High Yield Bond                    10.27%                        8.89%
1/8/97

Municipal Bond                     5.58%                         4.52%
1/8/97

Bond                               4.75%                         4.41%
1/8/97

* For Funds in existence for less than one year, the return number is not annualized and indicates the rate of return for the period since inception through April 30, 1998.


Performance information for Class A and B shares for the Funds may be compared to various unmanaged indexes, such as Morgan Stanley's EAFE and World, Dow Jones Industrial and Averages, the S&P 500, S&P MidCap 400, S&P Small Cap or Lehman Brothers High Yield Index, Lehman Brothers Aggregate or other Lehman Bond Indexes, as well as indices of similar mutual funds, and various foreign country and currency indices. The Funds may include in their advertising rankings published by recognized statistical services or publishers such as Morningstar, Lipper Analytical Services, Inc., Weisenberger Investment Companies Services or rankings shares published by other comparable national services that rank mutual funds. They also may use information from publications such as Barron's, Business Week, The Economist, Financial World, Forbes, Fortune, Kiplinger's Personal Finance, Money, Smart Money, the Star, The Wall Street Journal or Worth, and from videotapes of television shows and interviews involving investment experts, including employees of the adviser and/or sub-adviser for The AAL International Fund. Advertisements may depict performance graphically.

General

The AAL Mutual Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Declaration also permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Pursuant to this authority, the Trustees have issued Class A, Class B and Institutional shares for the Funds, except for The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and 2006. Each class share represents an interest in a Fund proportionately equal to the interest of each other share in its class. If the Trust liquidated the Funds' shares, all shareholders of a Fund would share pro rata in its net assets for the class available for distribution to shareholders. If the Board deems it advisable and in the best interests of shareholders, it may create additional share classes. These share classes may differ from each other only as to dividends or, as is the case with the Funds, as to assets and liabilities. Where share classes differ in regards to assets and liabilities, the different classes are referred to as the different series of the Funds (i.e., The AAL Bond Fund is a series of The AAL Mutual Funds). Within each series, the different classes of shares are referred to as different share classes, such as Class A, Class B and Institutional shares. Shares of each series are entitled to vote as a series only to the extent required by the '40 Act or as permitted by the Trustees. The Trustees allocate income and operating expenses among the different Funds' series and classes of shares fairly.


As of April 30, 1998, the Trust's officers and Trustees owned less than 1% of the shares of any Funds. As of April 30, 1998, the following account holders held in excess of 5% of the following Funds' shares:


                                             Ownership
Shareholder                                  Percentage


25
LCMS Foundation
     The AAL Bond Fund                         7.58%



Except for the election of Trustees and ratification of the selection of accountants, any matter that the Funds are required to submit to the shareholders for a vote is not deemed to be effective unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each Series affected by the matter.

The custodian for The AAL Small Cap Stock, Mid Cap Stock, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond and Money Market Funds is Firstar Trust Company ("Firstar"). The custodian for The AAL International Fund is The Chase Manhattan Bank, N. A. The custodians are responsible for holding the Funds' assets.

Administrative Services Agreement

AAL CMC provides certain administrative, accounting and pricing services to the Funds. These administrative services include calculating the daily net asset value per class share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based on sub-adviser communications (SoGen's communications regarding The AAL International Fund); and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Funds. Formerly, Firstar, provided these administrative services. However, the Funds' Trustees and shareholders approved an administrative services agreement with AAL CMC to provide these administrative services for the Funds. The Administrative Services Agreement was approved by a majority of the Trustees of the Funds, including a majority of the Trustees who are not interested persons of the Funds or of the Adviser and was approved by the shareholders of The AAL Municipal Bond Fund on November 27, 1990 and of The AAL Capital Growth, Bond and Money Market Funds on December 20, 1990. The Board of Trustees approved the addition of the following Funds to this agreement on the following dates:

     The AAL Mid Cap Stock Fund on May 18, 1993;
     The AAL Equity  Income Fund on February  24, 1994;
     The AAL  International  Fund on May 23, 1995;
     The AAL Small Cap Stock Fund on February 28, 1996;
     The AAL High Yield Bond Fund on May 29, 1996; and
     The AAL Balanced Fund on November 19, 1997.

The principal motivation for having AAL CMC, as the adviser for the Funds, provide these services was cost. AAL CMC has agreed to provide these services at rates that would not exceed the rates charged by unaffiliated vendors for similar services. The annual rates of payment approved by the Trustees presently are:

     The AAL Small Cap Stock Fund - $40,000
     The AAL Mid Cap Stock Fund - $40,000
     The AAL International  Fund - $45,000
     The AAL Capital Growth Fund - $40,000
     The AAL Equity  Income Fund - $40,000
     The AAL  Balanced  Fund - $40,000
     The AAL High Yield Bond Fund - $40,000
     The AAL  Municipal  Bond Fund - $40,000
     The AAL Bond Fund - $40,000
     The AAL Money Market Fund - $40,000
     The AAL U. S. Government Zero Coupon Target Fund Series 2001 - $2,500 The AAL U. S. Government Zero Coupon Target Fund Series 2006 - $2,500

The agreement continues in effect from year to year, as long as it is approved at least annually by the Funds' Board of Trustees or by a vote of the outstanding voting securities of the Funds. In either case, the agreement must also be approved at least annually by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The agreement terminates automatically if either party assigns the agreement. The agreement also terminates without penalty by either party on 60-days' notice. The agreement provides that neither AAL CMC nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the agreement.

Shareholder Maintenance Agreement

The Board of Trustees authorized the Funds to contract with AAL CMC for certain shareholder maintenance services, effective April 1, 1995. These shareholder services include answering customer inquiries regarding account status, explaining and assisting customers with the exercise of their account options and facilitating shareholder telephone transaction requests.


The annual fee payable to AAL CMC for providing such shareholder services is based upon, and limited by, the difference between the current account fees actually charged by Firstar Trust Company, as transfer and dividend disbursing agent, and the normal full-service fee schedule published by Firstar Trust Company. The annual fee is also based on reimbursement for certain actual out-of-pocket costs including postage and telephone charges. This account differential, including reimbursement for expenses, is at an annualized rate of $4.30 per account, effective June 1, 1998. The shareholder maintenance agreement continues in effect from year to year, as long as it is approved at least annually by the Funds' Board of Trustees or by a vote of the outstanding voting securities of the Funds. In either case, the agreement must be approved annually by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The agreement terminates automatically if either party assigns the agreement. The agreement also terminates without penalty by either party on 60-days notice. The Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the Agreement. These fees are not currently assessed against the Fund but may be in the future.


Independent Accountants

The Trust's independent accountants, Price Waterhouse LLP ("Price Waterhouse"), examine the Funds' annual financial statements. Price Waterhouse also assists in the preparation of certain reports to the SEC and reviews the Trust's state and federal tax returns.

Financial Statements


The  financial   statements,   notes  to  financial  statements  and  report  of
independent accountants for the Funds included in the Annual Report to Shareholders of the Trust, for the year ended April 30, 1998, are hereby incorporated by reference.

                              THE AAL MUTUAL FUNDS
                                     PART C
                           Class A and Class B shares
                                OTHER INFORMATION

Item 24.        Financial Statements and Exhibits

     (a) Financial Statements: The AAL Mutual Funds ("Trust") has filed audited financial statements for the Trust for the fiscal year ended April 30, 1998, for the following series: The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond and Money Market Funds; and The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and 2006, contained in the Annual Reports for April 30, 1998, which are incorporated by reference into this Post-Effective Amendment to this Registration Statement. The AAL U. S. Government Zero Coupon Target Funds,
Series 2001 and 2006 and Institutional shares for The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond and Money Market Funds are contained in a separate prospectuses. The Trust has closed The AAL U. S. Government Zero Coupon Target Funds, Series 2001 and 2006, to new investors.

     (b) Exhibits: Except as noted below, all required exhibits have been previously filed and are incorporated by reference from the Registrant's Registration Statement on Form N-1A (File No. 33-12911), as amended:

(1) The AAL Mutual Funds Declaration of Trust;

(2) By Laws, as Amended;

(4)  Share   Certificates   for  The  AAL  Small  Cap  Stock,   Mid  Cap  Stock,
International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond and Money Market Funds;

(5)(a) Investment Advisory Agreement as Amended;

(5)(b) Sub-Advisory Agreement with Societe Generale Asset Management Corp, as Amended;

(6) Distribution Agreement, as Amended;

(8)(a) First Amended Custodial Contract with Firstar Trust Company, as Amended;

(8)(b) Global Custody Agreement with Chase Manhattan Bank;

(9)(a) Transfer and Dividend  Disbursing Agent Agreement,  as Amended

(9)(b) Administrative Services Agreement, as Amended;

(9)(c) Shareholder Maintenance Agreement, as Amended

(10) Opinion and Consent of Counsel;

(11) Consent of Independent Auditors;

(14) Salary Reduction and Other Elective Simplified Employee Pension - Individual Retirement Account Contribution Agreement (IRS Form 5305A-SEP); SIMPLE Individual Retirement Custodial Account (IRS Form 5305-SA with customized Article VIII); Roth Individual Retirement Custodial Account (IRS Form 5305-RA with customized Article IX); Education Individual Retirement Custodial Account (IRS Form 5305-EA with customized Article XI; Simplified Employee Pension - Individual Retirment Accounts Contribution Agreement
     (IRS Form 5305 SEP); Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) (IRS Form 5305-SIMPLE with customized Article IV and
     Article VI); and Model Defined Contribution Plan and Adopting Agreements;

(15) Amended and Restated Distribution Plan, as Amended;

(16) Schedules for Computations of Performance for The AAL Balanced Fund, A and B shares; and

(17) Financial Data Schedule (included as Exhibit 27);

(18) Amended and Restated Plan pursuant to Rule 18f-3.

Item 25.        Persons Controlled by or under Common Control with Registrant

AAL Capital Management Corporation (the "Adviser" and "Distributor" for The AAL Mutual Funds ("Trust")) was organized in 1986 as a Delaware corporation, all of the shares of which are owned by AAL Holdings Inc., a wholly-owned subsidiary of the Aid Association for Lutherans ("AAL"). AAL is a non-profit, non-stock membership organization, licensed to do business as a fraternal benefit society in all states. Under an Investment Advisory Agreement and a Distribution Agreement with the Trust, and subject to the supervision of the Funds' Board of Trustees, AAL Capital Management Corporation provides the investment advisory, administrative, shareholder, distribution and other services for the Funds.

Item 26.        Number of Holders of Securities

On June 1, 1998, the following indicates the number of record shareholders of each series of the Registrant:

                                        Class A         Class B      Class I

The AAL Small Cap Stock Fund -          28,420           5,874          3
The AAL Mid Cap Stock Fund -            87,795           5,477          7
The AAL International Fund -            29,334           3,369          4
The AAL Capital Growth Fund -           180,675          13,501         8
The AAL Equity Income Fund -            22,049           1,316          5
The AAL Balanced Fund -                 4,189            624            3
The AAL High Yield Bond Fund -          8,124            1,420          3
The AAL Municipal Bond Fund -           17,410           409            1
The AAL Bond Fund -                     25,997           321            1
The AAL Money Market Fund -             28,953           223            4
The AAL U.S. Government Zero Coupon Target Funds, Series 2001 - 210; and The AAL U.S. Government Zero Coupon Target Funds, Series 2006 - 218.

Item 27.        Indemnification

Under Section 12 of Article Seven of the Registrant's Declaration of Trust, the Trust may not indemnify any trustee, officer or employee for expenses (e.g., attorney's fees, judgments, fines and settlement amounts) incurred in any threatened, pending or completed action, if there has been an adjudication of liability against such person based on a finding of willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties of office ("disability conduct").

The Trust shall indemnify its trustees, officers or employees for such expenses whether or not there is an adjudication of liability, if, pursuant to Investment Company Act Release 11330, a determination is made that such person was not liable by reason of disabling conduct by: (i) final decision of the court before which the proceeding was brought; or (ii) in the absence of such a decision, a reasonable determination, based on factual review, that the person was not liable for reasons of such conduct is made by: (a) a majority vote of disinterested, non-party Trustees; or (b) independent legal counsel in a written opinion.

Advancement of expenses incurred in defending such actions may be made pursuant to Release 11330, provided that the person undertakes to repay the advance
unless  it  is   ultimately   determined   that  such   person  is  entitled  to
indemnification and one or more of the following conditions is met: (1) the person provides security for the undertaking; (2) the registrant is insured against losses arising by reason of any lawful advances; or (3) a majority of disinterested non-party Trustees or independent legal counsel in a written opinion determines, based on review of readily available facts, that there is reason to believe the person ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provision, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.        Business and other Connections of the Investment Adviser.

AAL Capital Management Corporation is the investment adviser ("Adviser") of the Registrant. Societe Generale Asset Management Corp. is the sub-adviser for The AAL International Fund. For information as to the business, profession, vocation or employment of a substantial nature of the Adviser, reference is made to Parts A and B of this Registration Statement and to Form ADV filed under the Investment Advisers Act of 1940 by the Adviser.

Item 29.        Principal Underwriters

                (a)          None

                (b)


Name and Principal                  Positions and                    Positions and Offices
Business                            Offices with                     with Registrant
                                    Underwriter

Ronald G. Anderson                  Chairman of the                  Trustee and President
222 W. College Ave.                 Board of Directors
Appleton, WI 54919                  and President

Robert G. Same                      Executive Vice President,        Secretary and
222 W. College Ave.                 Secretary and Director           Vice President
Appleton, WI 54919

Terrance P. Gallagher               Senior Vice President,           Treasurer
222 W. College Ave.                 CFO, Treasurer
Appleton, WI 54919                  and Director

Robert Roth                         Senior Vice                      None
222 W. College Ave.                 President and
Appleton, WI 54919                  Director

James H. Abitz                      Director                         None
222 W. College Ave.
Appleton, WI 54919

Woodrow E. Eno                      Director                         None
222 W. College Ave.
Appleton, WI 54919

Jerome Laubenstein                  Director                         None
4321 N. Ballard Rd.
Appleton, WI 54919

Steven Weber                        Director                         None
4321 N. Ballard Rd.
Appleton, WI 54919

Roger Johnson                       Director                         None
4321 N. Ballard Rd
Appleton, WI 54919

Anthony De Angelis                  Vice President                   None
222 West College Ave.
Appleton, WI 54919

Kenneth E. Podell                   Assistant                        None
222 West College Ave.               Secretary
Appleton, WI 54919

Paul Stadler                        Vice President                   None
222 West College Ave.
Appleton, WI 54919

Lori Richardson                     Vice President                   None
222 West College Ave.
Appleton, WI 54919

Jeffrey Verhagen                    Vice President                   None
222 West College Ave.
Appleton, WI 54919

Charles D. Gariboldi, Jr.           Assistant Vice President         Assistant Treasurer
222 West College Ave.
Appleton, WI 54919

Charles Friedman                    Assistant Vice President         None
222 West College Ave.
Appleton, WI 5491 9

Joseph Wreschnig                    Assistant Vice President         Assistant Secretary
222 West College Ave.               and Assistant Secretary
Appleton, WI 54919

Wendy Schmidt                       Assistant Vice President         None
222 West College Ave.
Appleton, WI 54919

Cindy Haas                          Assistant Vice President         None
222 West College Ave.
Appleton, WI 54919



Item 30.        Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of The Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Registrant and Registrant's Custodian as follows: all documents required to be maintained by Rule 31a-1(b) will be maintained by Registrant, except that records required to be maintained by paragraph (2)(iv) of Rule 31a-1(b) will be maintained by the Custodian.

Item 31.        Management Services

                Not applicable

Item 32.        Undertakings

            1.  The   Registrant   undertakes   that,  at  the  request  of  the
     shareholders holding 10% or more of the outstanding shares of the Registrant, the Registrant will hold a special meeting for the purpose of considering the removal of a trustee from office, and the Registrant will cooperate with and assist shareholders of record who notify the Registrant that they wish to communicate with the other shareholders for the purpose of obtaining signatures to request such a meeting, all pursuant to and in accordance with Section 16(c) of the Investment Company Act, as amended.

           2. Registrant undertakes to furnish a copy of the Registrant's latest annual report to shareholders, upon request and without charge, to each person to whom a prospectus is delivered.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this filing meets the requirements of Rule 485(b) under the Securities Act of 1933 and that it has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Appleton and State of Wisconsin, on the 1st day of June, 1998.

THE AAL MUTUAL FUNDS



---------------------------------------------------
Ronald G. Anderson, President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ John H. Pender*                    Trustee                   June 1, 1998
-----------------------------
John H. Pender

/s/ John O. Gilbert                    Trustee                   June 1, 1998
-----------------------------
  John O. Gilbert

/s/ Richard L. Gady*                   Trustee                   June 1, 1998
-----------------------------
Richard L. Gady

/s/ D. W. Russler*                     Trustee                   June 1, 1998
-----------------------------
D. W. Russler

/s/ Lawrence M. Woods*                 Trustee                   June 1, 1998
-----------------------------
Lawrence M. Woods

/s/ F. Gregory Campbell*               Trustee                   June 1, 1998
-----------------------------
F. Gregory Campbell


                                       Principal                 June 1, 1998
-----------------------------          Financial and
Terrance P. Gallagher                  Accounting Officer


                                       Trustee and               June 1, 1998
-----------------------------          President
Ronald G. Anderson, Trustee

*Pursuant to Powers of Attorney

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENT that the person whose signature appears below authorizes Ronald G. Anderson or John O. Gilbert to act as attorney-in-fact and agent, with full power of substitution and re-substitution, for such person and in such person's name, place and stead, in any and all capacities, to sign any or all amendments) to the Registration Statement on Form N-1A of The AAL Mutual Funds, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done for all intents and purposes as such person might or could do in person, hereby ratifying and confirming that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

/s/ John H. Pender
---------------------
John H. Pender
as Trustee, but not
individually

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENT that the person whose signature appears below authorizes Ronald G. Anderson or John O. Gilbert to act as attorney-in-fact and agent, with full power of substitution and re-substitution, for such person and in such person's name, place and stead, in any and all capacities, to sign any or all amendments) to the Registration Statement on Form N-1A of The AAL Mutual Funds, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done for all intents and purposes as such person might or could do in person, hereby ratifying and confirming that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

/s/ D. W. Russler
---------------------
D. W. Russler
as Trustee, but not
individually

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENT that the person whose signature appears below authorizes Ronald G. Anderson or John O. Gilbert to act as attorney-in-fact and agent, with full power of substitution and re-substitution, for such person and in such person's name, place and stead, in any and all capacities, to sign any or all amendments) to the Registration Statement on Form N-1A of The AAL Mutual Funds, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done for all intents and purposes as such person might or could do in person, hereby ratifying and confirming that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

/s/ F. Gregory Campbell
---------------------
F. Gregory Campbell
as Trustee, but not
individually

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENT that the person whose signature appears below authorizes Ronald G. Anderson or John O. Gilbert to act as attorney-in-fact and agent, with full power of substitution and re-substitution, for such person and in such person's name, place and stead, in any and all capacities, to sign any or all amendments) to the Registration Statement on Form N-1A of The AAL Mutual Funds, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done for all intents and purposes as such person might or could do in person, hereby ratifying and confirming that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

/s/ Richard L. Gady
---------------------
Richard L. Gady
as Trustee, but not
individually

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENT that the person whose signature appears below authorizes Ronald G. Anderson or John O. Gilbert to act as attorney-in-fact and agent, with full power of substitution and re-substitution, for such person and in such person's name, place and stead, in any and all capacities, to sign any or all amendments) to the Registration Statement on Form N-1A of The AAL Mutual Funds, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done for all intents and purposes as such person might or could do in person, hereby ratifying and confirming that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

/s/ Lawrence M. Woods
---------------------
Lawrence M. Woods
as Trustee, but not
individually

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENT that the person whose signature appears below authorizes John O. Gilbert to act as attorney-in-fact and agent, with full power of substitution and re-substitution, for such person and in such person's name, place and stead, in any and all capacities, to sign any or all amendments) to the Registration Statement on Form N-1A of The AAL Mutual Funds, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done for all intents and purposes as such person might or could do in person, hereby ratifying and confirming that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

/s/ Ronald G. Anderson
---------------------
Ronald G. Anderson
as Trustee, but not
individually

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENT that the person whose signature appears below authorizes Ronald G. Anderson to act as attorney-in-fact and agent, with full power of substitution and re-substitution, for such person and in such person's name, place and stead, in any and all capacities, to sign any or all amendments) to the Registration Statement on Form N-1A of The AAL Mutual Funds, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done for all intents and purposes as such person might or could do in person, hereby ratifying and confirming that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

/s/ John O. Gilbert
---------------------
John O. Gilbert
as Trustee, but not
individually

Exhibit Index

Item 24

(b)(1) Declaration of Trust;

(b)(2) By Laws, as Amended;

(b)(4)  Share  Certificates  for  The  AAL  Small  Cap  Stock,  Mid  Cap  Stock,
International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond and Money Market Funds;

(b)(5)(a) Investment Advisory Agreement as Amended;

(b)(5)(b) Sub-Advisory Agreement with Societe Generale Asset Management Corp, as Amended;

(b)(6) Distribution Agreement, as Amended;

(b)(8)(a)  First  Amended  Custodial  Contract with Firstar  Trust  Company,  as
Amended;

(b)(8)(b) Global Custody Agreement with Chase Manhattan Bank;

(b)(9)(a) Transfer and Dividend Disbursing Agent Agreement, as Amended;

(b)(9)(b) Administrative Services Agreement, as Amended;

(b)(9)(c) Shareholder Maintenance Agreement, as Amended;

(b)(10) Opinion and Consent of Counsel;

(b)(11) Consent of Independent Auditors;

(b)(14) Salary Reduction and Other Elective Simplified Employee Pension - Individual Retirement Account Contribution Agreement (IRS Form 5305A-SEP); SIMPLE Individual Retirement Custodial Account (IRS Form 5305-SA with customized Article VIII); Roth Individual Retirement Custodial Account (IRS Form 5305-RA with customized Article IX); Education Individual Retirement Custodial Account (IRS Form 5305-EA with customized Article XI; Simplified Employee Pension - Individual Retirment Accounts Contribution Agreement
     (IRS Form 5305 SEP); Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) (IRS Form 5305-SIMPLE with customized Article IV and
     Article VI); and Model Defined Contribution Plan and Adopting Agreements;

(b)(15) Amended and Restated Distribution Plan, as Amended;

(b)(16) Schedules for Computations of Performance for The AAL Balanced Fund, A and B shares;

(b)(18) Amended and Restated Plan pursuant to 18f-3; and

27 Financial Data Schedule.